                            NORTHWESTERN MUTUAL(TM)

--------------------------------------------------------------------------------
                     NORTHWESTERN MUTUAL SERIES FUND, INC.
                    A Series Fund Offering Eleven Portfolios
SMALL CAP GROWTH STOCK PORTFOLIO
AGGRESSIVE GROWTH STOCK PORTFOLIO
INTERNATIONAL EQUITY PORTFOLIO
INDEX 400 STOCK PORTFOLIO
GROWTH STOCK PORTFOLIO
GROWTH AND INCOME STOCK PORTFOLIO
INDEX 500 STOCK PORTFOLIO
BALANCED PORTFOLIO
HIGH YIELD BOND PORTFOLIO
SELECT BOND PORTFOLIO
MONEY MARKET PORTFOLIO

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Shares of the Portfolios are offered only for funding variable annuity contracts and variable life insurance policies offered by The Northwestern Mutual Life Insurance Company. Variable annuity contracts or variable life insurance policies are described in the separate prospectus to which this prospectus for the Fund is attached.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                  April 28, 2000

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION.

CONTENTS

                                                     PAGE
                                                     ----
Summary............................................    2
Investment Objectives and Strategies...............    2
Main Risks.........................................    3
Performance........................................    4
Investment Objectives, Strategies and Risks........    9
Small Cap Growth Stock Portfolio...................    9
Aggressive Growth Stock Portfolio..................    9
International Equity Portfolio.....................    9
Index 400 Stock Portfolio..........................   10
Growth Stock Portfolio.............................   11
Growth and Income Stock Portfolio..................   11

                                                     PAGE
                                                     ----
Index 500 Stock Portfolio..........................   12
Balanced Portfolio.................................   12
High Yield Bond Portfolio..........................   13
Select Bond Portfolio..............................   14
Money Market Portfolio.............................   15
Management of the Fund.............................   16
Portfolio Managers.................................   16
Investment Advisory Fees and Other Expenses........   17
Taxes and Dividends................................   17
Offering and Redemption of Shares..................   18
Financial Highlights...............................   18

--------------------------------------------------------------------------------

SUMMARY

Northwestern Mutual Series Fund, Inc. ("Fund") is composed of eleven Portfolios which operate as separate mutual funds. This section gives you an overview of the investment objectives and strategies for each of the Portfolios. The summary concludes with a brief identification of the main risks and performance information for all of the Portfolios. More detailed information follows this summary.

INVESTMENT OBJECTIVES AND STRATEGIES

SMALL CAP GROWTH STOCK PORTFOLIO The investment objective of the Small Cap Growth Stock Portfolio is long-term growth of capital. The Portfolio will seek to achieve this objective primarily by investing in the common stocks of companies which can reasonably be expected to increase sales and earnings at a pace which will exceed the growth rate of the U.S. economy over an extended period.

AGGRESSIVE GROWTH STOCK PORTFOLIO The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term appreciation of capital. This Portfolio also attempts to meet this goal primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period.

INTERNATIONAL EQUITY PORTFOLIO The investment objective of the International Equity Portfolio is long-term capital growth. It pursues its objective through a flexible policy of investing in stocks and debt securities of companies and governments outside the United States.

INDEX 400 STOCK PORTFOLIO The investment objective of the Index 400 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P MidCap 400 Index.

GROWTH STOCK PORTFOLIO The investment objective of the Growth Stock Portfolio is long-term growth of capital; current income is secondary. The Portfolio seeks to achieve this objective by selecting investments in companies which have above average earnings growth potential.

GROWTH AND INCOME STOCK PORTFOLIO The investment objectives of the Growth and Income Stock Portfolio are long-term growth of capital and income. Ordinarily the Portfolio pursues its investment objectives by investing primarily in dividend-paying common stock.

INDEX 500 STOCK PORTFOLIO The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio attempts to meet this objective by investing in stocks included in the S&P 500 Index.

BALANCED PORTFOLIO The investment objective of the Balanced Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. Total rate of return consists of current income, including dividends, interest and discount accruals, and capital appreciation. The assets of the Balanced Portfolio will be invested in the stock, bond and money market sectors as described for

Prospectus                              2
the Index 500 Stock, Select Bond and Money Market Portfolios. The mix of investments among the three market sectors will be adjusted continuously.

HIGH YIELD BOND PORTFOLIO The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation. The Portfolio invests primarily in fixed income securities that are rated below investment grade by the major rating agencies. High yield fixed income securities are commonly known as "junk bonds".

SELECT BOND PORTFOLIO The primary investment objective of the Select Bond Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk. Total rate of return consists of current income, including interest and discount accruals, and capital appreciation. A secondary objective is to seek preservation of shareholders' capital. The Select Bond Portfolio's assets are invested primarily in bonds and other debt securities with maturities generally exceeding one year.

MONEY MARKET PORTFOLIO The investment objective of the Money Market Portfolio is to realize maximum current income consistent with liquidity and stability of capital. The assets of the Money Market Portfolio are invested in money market instruments and other debt securities with maturities generally not exceeding one year.

MAIN RISKS

The eleven Portfolios present varying amounts of risk. The amount of investment risk for a Portfolio depends on the types of securities in which the Portfolio invests and the investment strategies it uses. All investments present some risk. In this prospectus we have listed the Portfolios in the sequence that we think reflects the relative risk they present. The Small Cap Growth Stock Portfolio presents the most investment risk. The Money Market Portfolio presents less investment risk than any of the others.

RISKS FOR STOCKS Stock prices have historically outperformed other asset classes over the long term, but stock prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the stock market as a whole. Each of the Portfolios (except the Money Market Portfolio) has express authority to invest at least part of its assets in stocks. Investors in the Portfolios will incur some or all of the risks associated with stocks to the extent that the assets are so invested.

GROWTH STOCKS are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more appreciation potential. This potential may or may not be realized and growth stock prices tend to fluctuate more dramatically than the overall stock market. These risks for growth stocks are presented most clearly by the operations of the Small Cap Growth Stock, Aggressive Growth Stock and Growth Stock Portfolios. These risks may also affect the performance of the other Portfolios that invest in stocks.

VALUE STOCKS are selected because they seem attractively priced. The main risks are that the price for a stock may turn out to have been too high, or the market may not recognize the real value of the stock for a long time. The risks for value stocks are presented most clearly by the operations of the Growth and Income Stock Portfolio and the International Equity Portfolio. These risks may also affect the performance of the other Portfolios that invest in stocks.

SMALL CAP STOCKS may involve greater risks because smaller companies often have a limited track record, narrower markets and more limited managerial and financial resources than larger, more established companies. The prices of these stocks tend to be more volatile and the issuers face greater risk of business failure. The risks for small cap stocks are presented most clearly by the operations of the Small Cap Growth Stock and Aggressive Growth Stock Portfolios. These risks may also affect the performance of the other Portfolios that invest in stocks.

RISKS FOR FIXED INCOME SECURITIES Each of the Portfolios has express authority to invest all or part of its assets in fixed income securities. Investors in the Portfolios will incur some or all of the risks associated with fixed income securities to the extent that the assets are so invested.

INTEREST RATE RISK Bond prices rise and fall in response to changes in market interest rates. When interest rates rise, bond prices fall. This effect is greater for longer term bonds, and relatively minor for short-term cash instruments that are about to mature. Interest rate risk is presented most clearly by the operations of the High Yield Bond, Select Bond and Balanced Portfolios. This risk may also affect the performance of the other Portfolios that invest in fixed income securities.

CREDIT RISK Bond prices reflect the risk of default. The credit rating assigned to a fixed income issue generally reflects the credit risk. High yield fixed income securities present more credit risk than investment grade issues. Credit risk is presented most clearly by the operations of the High Yield Bond Portfolio. Credit risk may also affect the performance of the other Portfolios that invest in fixed income securities.

                                        3                             Prospectus

RISKS FOR INTERNATIONAL SECURITIES Foreign securities present the investment risks that are inherent in all investments in securities as well as an array of special risk considerations, including currency risks. Some of these risks are described in this prospectus. A longer description is included in the Statement of Additional Information. The risks associated with foreign securities are presented most clearly by the operations of the International Equity Portfolio. The Growth and Income Stock, Balanced, Select Bond and High Yield Bond Portfolios may also invest a portion of their assets in foreign securities and, to that extent, the performance of those Portfolios may be affected by the associated risks.

RISKS FOR FINANCIAL FUTURES CONTRACTS All of the Portfolios, except the Money Market Portfolio, may use financial futures contracts in pursuit of their investment objectives. These instruments are used as a hedge against changes in the market value of common stocks or changes in prevailing levels of interest rates. Successful use of these instruments requires special skills, knowledge and techniques. Gains or losses from positions in financial futures contracts may be much greater than the amounts invested.

ASSET ALLOCATION RISK In addition to the risks involved with each kind of securities there is the risk that an investor will hold the wrong mix of securities at any point in time. This risk is especially important for the Balanced Portfolio, but it is a consideration for all of the Portfolios. It is also likely to be the most important consideration for you as an individual investor.

RISKS FOR ALL SECURITIES The value of a security on a given date depends entirely on its market price. Investors necessarily rely on the integrity of the marketplace. There is no guarantee that the securities markets will function in an orderly manner. Illiquidity may make it difficult for a Portfolio to buy or sell a security or to price the security fairly. The Year 2000 issue is a consideration for all investors at this juncture, as discussed in this prospectus.

MONEY MARKET PORTFOLIO An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio.

PERFORMANCE

The following bar charts illustrate the risks of investing in the Portfolios by showing how the performance of each Portfolio (including predecessors) has varied from year to year. These charts do not reflect the charges and expenses for the variable annuity or variable life insurance separate account that invests in the Portfolios. Total returns would be lower if those charges and expenses were reflected. The tables to the right of the charts further illustrate the risks of investing in the Portfolios by showing how each Portfolio's average annual returns for the periods shown compare with the returns of certain indexes that measure broad market performance.

                        SMALL CAP GROWTH STOCK PORTFOLIO

ANNUAL TOTAL RETURNS
[GRAPH]

                                                                         ANNUAL TOTAL RETURNS
                                                                         --------------------
1999                                                                             86.09

Best Quarter: 4(th) - 1999 45.40%  Worst Quarter: 3(rd) - 1999 5.87%

AVERAGE ANNUAL TOTAL RETURN

                Since
1 Yr  5 Yrs   Inception*
------------------------
Small Cap Growth Stock
Portfolio
 --   --        86.09%
------------------------
S&P 600 Index
 --   --        15.86%
------------------------
Russell 2000 Index
 --   --        17.67%
------------------------

*Commenced operations on April 30, 1999.
(Returns not annualized).

Prospectus                              4

                       AGGRESSIVE GROWTH STOCK PORTFOLIO

ANNUAL TOTAL RETURNS
[GRAPH]

                                                                         ANNUAL TOTAL RETURNS
                                                                         --------------------
1991                                                                             55.99
1992                                                                              5.95
1993                                                                             19.11
1994                                                                               5.4
1995                                                                             39.29
1996                                                                              17.7
1997                                                                             13.86
1998                                                                              7.56
1999                                                                             43.78

Best Quarter: 4(th) - 1999 33.86%  Worst Quarter: 3(rd) - 1998 -21.47%

AVERAGE ANNUAL TOTAL RETURN

                   Since
 1 Yr   5 Yrs    Inception*
---------------------------
Aggressive Growth Stock
Portfolio
43.78%  23.62%     22.02%
---------------------------
Wilshire Small Cap Index
  (1)
36.86%  21.57%     20.69%
---------------------------
Wilshire Next 1750 Index
  (2)
10.47%  15.78%     17.66%
---------------------------
S&P MidCap 400 Index (3)
14.69%  23.04%     20.65%
---------------------------

*Commenced operations on November 30, 1990.

    (1) The Wilshire Next 1750 is an unmanaged, equally weighed index. Included in this index are those stocks which are ranked 750 to 2500 by market capitalization in the Wilshire 5000. The largest sectors represented in this index are materials and services, technology, and consumer non-durables. Market capitalization ranges from $1.5 billion to $6.24 million.
    (2) The Wilshire Small Cap Index is a subset of the Wilshire Next 1750 and includes 250 stocks chosen based upon their size, sector and liquidity characteristics. Each stock is equally weighed in this unmanaged index. The average market capitalization is approximately $981 million. The largest sector weightings include technology, materials and services, and consumer non-durables.
    (3) The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. As of December 31, 1999, the 400 companies in the composite had medium market capitalization of $1.6 billion and a total market value of $907 billion. The MidCap 400 represents approximately 6% of the market value of S&P's database of over 8,200 equities.

                         INTERNATIONAL EQUITY PORTFOLIO

ANNUAL TOTAL RETURNS
[GRAPH]

                                                                         ANNUAL TOTAL RETURNS
                                                                         --------------------
1994                                                                              -0.1
1995                                                                             14.57
1996                                                                             21.01
1997                                                                             12.28
1998                                                                              4.82
1999                                                                             22.88

Best Quarter: 1(st) - 1998 14.15%  Worst Quarter: 3(rd) - 1998 -18.16%

AVERAGE ANNUAL TOTAL RETURN

                   Since
 1 Yr   5 Yrs    Inception*
---------------------------
International Equity
Portfolio
22.88%  14.93%     14.70%
---------------------------
Morgan Stanley Capital
International
EAFE
(Europe-Australasia-Far
East) Index
27.30%  13.16%     12.55%
---------------------------

*Commenced operations on April 30, 1993.

                                        5                             Prospectus

                           INDEX 400 STOCK PORTFOLIO

ANNUAL TOTAL RETURNS
[GRAPH]

                                                                         ANNUAL TOTAL RETURNS
                                                                         --------------------
1999                                                                             12.83

Best Quarter: 4(th) - 1999 16.93%  Worst Quarter: 3(rd) - 1999 -8.53%

AVERAGE ANNUAL TOTAL RETURN

                Since
1 Yr  5 Yrs   Inception*
------------------------
Index 400 Stock
Portfolio
  --   --       12.83%
------------------------
S&P MidCap 400 Index
  --   --       13.58%
------------------------

*Commenced operations on April 30, 1999.
(Returns not annualized).

                             GROWTH STOCK PORTFOLIO

ANNUAL TOTAL RETURNS
[GRAPH]

                                                                         ANNUAL TOTAL RETURNS
                                                                         --------------------
1995                                                                             30.82
1996                                                                             20.91
1997                                                                             29.85
1998                                                                             26.69
1999                                                                              22.5

Best Quarter: 4(th) - 1998 22.20%  Worst Quarter: 3(rd) - 1998 -12.56%

AVERAGE ANNUAL TOTAL RETURN

                   Since
 1 Yr   5 Yrs    Inception*
---------------------------
Growth Stock Portfolio
22.50%  26.09%     23.05%
---------------------------
S&P 500 Index
21.06%  28.46%     25.45%
---------------------------

*Commenced operations on May 3, 1994.

                        GROWTH & INCOME STOCK PORTFOLIO

ANNUAL TOTAL RETURNS
[GRAPH]

                                                                         ANNUAL TOTAL RETURNS
                                                                         --------------------
1995                                                                             31.12
1996                                                                             19.97
1997                                                                             30.03
1998                                                                             23.14
1999                                                                              7.47

Best Quarter: 4(th) - 1998 21.76%  Worst Quarter: 3(rd) - 1999 -12.65%

AVERAGE ANNUAL TOTAL RETURN

                   Since
 1 Yr   5 Yrs    Inception*
---------------------------
Growth and Income Stock
Portfolio
 7.47%  22.04%     19.29%
---------------------------
S&P 500 Index
21.06%  28.46%     25.45%
---------------------------

*Commenced operations on May 3, 1994.

Prospectus                              6

                           INDEX 500 STOCK PORTFOLIO

ANNUAL TOTAL RETURNS
[GRAPH]

                                                                         ANNUAL TOTAL RETURNS
                                                                         --------------------
1990                                                                             -4.32
1991                                                                             29.78
1992                                                                              4.54
1993                                                                               9.9
1994                                                                              1.21
1995                                                                             37.25
1996                                                                             22.75
1997                                                                              33.2
1998                                                                             28.72
1999                                                                             20.91

Best Quarter: 4(th) - 1998 21.45%  Worst Quarter: 3(rd) - 1990 -11.72%

AVERAGE ANNUAL TOTAL RETURN

 1 Yr   5 Yrs      10 Yrs
---------------------------
Index 500 Stock Portfolio
20.91%  28.42%     17.56%
---------------------------
S&P 500 Index
21.06%  28.46%     18.16%
---------------------------

                               BALANCED PORTFOLIO

ANNUAL TOTAL RETURNS
[GRAPH]

                                                                         ANNUAL TOTAL RETURNS
                                                                         --------------------
1990                                                                              1.52
1991                                                                             23.34
1992                                                                              5.61
1993                                                                              9.91
1994                                                                              0.16
1995                                                                             26.39
1996                                                                             13.45
1997                                                                             21.52
1998                                                                             18.88
1999                                                                             11.18

Best Quarter: 4(th) - 1998 12.21%  Worst Quarter: 3(rd) - 1990 -5.93%

AVERAGE ANNUAL TOTAL RETURN

 1 Yr   5 Yrs    10 Yrs
-----------------------
Balanced Portfolio
11.18%  18.16%   12.86%
-----------------------
Merrill Lynch Domestic
  Master Index (1)
-0.96%   7.74%    7.76%
-----------------------
S&P 500 Index (2)
21.06%  28.46%   18.16%
-----------------------
Merrill Lynch 91-Day
  T-Bill (3)
 4.85%   5.35%    5.28%
-----------------------

    (1) The Merrill Lynch Domestic Master Index is an unmanaged market value weighted index comprised of U.S. Government, mortgage and investment-grade corporate bonds. The index measures the income provided by, and the price changes of, the underlying securities.
    (2) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.
    (3) The Merrill Lynch 91-Day T-Bill Index is comprised of a single issue purchased at the beginning of each month and held for a full month. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date.

                                        7                             Prospectus

                           HIGH YIELD BOND PORTFOLIO

ANNUAL TOTAL RETURNS
[GRAPH]

                                                                         ANNUAL TOTAL RETURNS
                                                                         --------------------
1995                                                                             16.78
1996                                                                             19.77
1997                                                                             15.85
1998                                                                             -1.84
1999                                                                             -0.44

Best Quarter: 2(nd) - 1997 7.48%  Worst Quarter: 3(rd) - 1998 -10.69%

AVERAGE ANNUAL TOTAL RETURN

                   Since
 1 Yr    5 Yrs   Inception*
---------------------------
High Yield Bond Portfolio
 -0.44%  9.63%     9.03%
---------------------------
Lehman Brothers High Yield
  Intermediate Market Index
  2.64%  8.96%     8.23%
---------------------------

*Commenced operations on May 3, 1994.

                             SELECT BOND PORTFOLIO

ANNUAL TOTAL RETURNS
[GRAPH]

                                                                         ANNUAL TOTAL RETURNS
                                                                         --------------------
1990                                                                              8.09
1991                                                                             17.33
1992                                                                              7.74
1993                                                                             10.81
1994                                                                             -2.28
1995                                                                              19.1
1996                                                                              3.31
1997                                                                              9.46
1998                                                                              7.07
1999                                                                                -1

Best Quarter: 2(nd) - 1989 8.10%  Worst Quarter: 1(st) - 1994 -2.23%

AVERAGE ANNUAL TOTAL RETURN

 1 Yr   5 Yrs     10 Yrs
--------------------------
Select Bond Portfolio
-1.00%  7.38%     7.77%
--------------------------
Merrill Lynch Domestic
  Master Index
-0.96%  7.74%     7.76%
--------------------------

                             MONEY MARKET PORTFOLIO

ANNUAL TOTAL RETURNS
[GRAPH]

                                                                         ANNUAL TOTAL RETURNS
                                                                         --------------------
1990                                                                             8.04
1991                                                                             5.69
1992                                                                             3.34
1993                                                                             2.85
1994                                                                             4.06
1995                                                                             5.82
1996                                                                             5.29
1997                                                                             5.47
1998                                                                             5.43
1999                                                                              5.1

Best Quarter: 2(nd) - 1989 2.33%  Worst Quarter: 2(nd) - 1993 0.69%

AVERAGE ANNUAL TOTAL RETURN

 1 Yr   5 Yrs   10 Yrs
----------------------
Money Market Portfolio
5.10%   5.42%   5.25%
----------------------

For the seven-day period ended March 31, 2000, the Money Market Portfolio's yield was 5.77% and was equivalent to a compound effective yield of 5.94%.

Prospectus                              8

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The investment objectives, strategies and risks of each Portfolio are described below.

The main risks for each kind of security are briefly identified above. See "Main Risks", p. 3. Some of the risks are also discussed in the descriptions of the Portfolios below.

The investment objective of a Portfolio may be changed only with the approval of the majority of the Portfolio's shares outstanding. The details of the investment policies of a Portfolio may be changed by the Fund's Board of Directors without a vote of the shareholders. For example, such details include investments in new types of debt instruments which may be devised in the future or which are presently in disuse but may become more prominent in the future and minor changes in investment policies which may be made in response to changes in regulatory requirements which are reflected in the Portfolio's present policies.

Small Cap Growth Stock Portfolio

The investment objective of the Small Cap Growth Stock Portfolio is to achieve long-term appreciation of capital. The Portfolio will seek to achieve this objective primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period. These companies, for the most part, are small capitalization companies whose stock may experience substantial price volatility. Under normal circumstances the Portfolio will invest at least 80% of its assets in stocks.

In addition to common stocks, the Small Cap Growth Stock Portfolio may invest in other equity securities such as preferred stocks and debt securities with conversion privileges or warrants. A portion of the assets may be invested in money market instruments, including U.S. Government and agency securities and short-term commercial paper. When adverse conditions exist the Small Cap Growth Stock Portfolio may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the common stocks in which it ordinarily invests.

The Small Cap Growth Stock Portfolio may also invest in covered call option contracts, stock index futures contracts, including indexes on specific industries, repurchase agreements and warrants. A description of these instruments is included in the Statement of Additional Information. Because the Small Cap Growth Stock Portfolio will be investing in stocks which possess substantial price volatility, an investment in the Small Cap Growth Stock Portfolio will present more risk than an investment in any of the other Portfolios.

Aggressive Growth Stock Portfolio

The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term appreciation of capital. The Portfolio will seek to achieve this objective primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period. These companies, for the most part, are mid-sized and smaller companies whose stock may experience substantial price volatility. Under normal circumstances the Portfolio will invest at least 80% of its assets in stocks.

In addition to common stocks, the assets of the Aggressive Growth Stock Portfolio may be invested in other equity securities such as preferred stocks and debt securities with conversion privileges or warrants. From time to time assets may be invested in investment grade debt securities, short-term commercial paper and United States Treasury obligations, or temporarily held in cash uninvested for periods when the manager determines that economic conditions call for such action. When adverse conditions exist the Aggressive Growth Stock Portfolio may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the common stocks in which it ordinarily invests. The Aggressive Growth Stock Portfolio may also invest in covered call option contracts, stock index futures contracts, including indexes on specific industries, repurchase agreements and warrants. A description of these instruments is included in the Statement of Additional Information. Because the Aggressive Growth Stock Portfolio will, for the most part, be investing in stocks which possess substantial price volatility, an investment in the Aggressive Growth Stock Portfolio will present more risk than an investment in the Growth Stock Portfolio.

International Equity Portfolio

The International Equity Portfolio seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. In pursuit of its investment objective, the Portfolio will invest at least 65% of its assets in securities of issuers in at least three countries outside the United States. Any income realized will be incidental.

The strategy for the Portfolio will reflect a bottom-up, value-oriented and long-term investment philosophy. In choosing

                                        9                             Prospectus
equity investments, the Portfolio's manager will focus on the market price of a company's securities in relation to the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered.

Although the Portfolio generally invests in common stocks, it may also invest in preferred stocks and certain debt securities such as convertible bonds which are rated in any category by Moody's Investors Service, Inc. or Standard & Poor's or which are unrated by any rating agency. See Appendix in the Statement of Additional Information for a description of the ratings presented by Moody's Investors Service, Inc. and Standard & Poor's. The Statement of Additional Information also includes a longer discussion of the risks presented by investments in foreign securities.

For temporary defensive purposes, the Portfolio may invest without limit in commercial paper, certificates of deposit, bank time deposits in the currency of any nation, bankers acceptances, U.S. Government securities, corporate debt obligations, and repurchase agreements with respect to these securities. When adverse conditions exist the International Equity Portfolio may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the international stocks in which it ordinarily invests.

The International Equity Portfolio may purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Portfolio's total assets. Financial futures contracts are described in the Statement of Additional Information.

The International Equity Portfolio has an unlimited right to purchase securities in any foreign country, developed or underdeveloped. Before investing in the Portfolio, you should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including withholding taxes) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities or issuers in those nations.

These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

In many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. It may be more difficult to obtain or enforce judgments obtained against foreign entities. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign securities transactions may be subject to higher brokerage costs than domestic securities transactions. Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. The International Equity Portfolio may invest in Russia. This involves special risks that are described in the Statement of Additional Information.

Index 400 Stock Portfolio

The investment objective of the Index 400 Stock Portfolio is to achieve investment results that approximate the performance of the S&P MidCap 400 Stock Price Index ("S&P MidCap 400 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P MidCap 400 Index in proportion to their weighting in the index.

The S&P MidCap 400 Index is composed of 400 common stocks. The companies included in the S&P MidCap 400 Index are generally smaller than those that comprise the S&P 500 Index. See the description of the Index 500 Stock Portfolio below. The S&P MidCap 400 does not include the very large issues that account for most of the weighting in the S&P 500 Index. Most of the companies in the S&P MidCap 400 Index have a market value in the range of $750 million to $5 billion. A few are smaller and a few are larger. "Standard & Poor's(R)", "S&P(R)", "S&P MidCap 400 Index" and "Standard & Poor's MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Prospectus                             10

The Index 400 Stock Portfolio will not be managed in the traditional sense using economic, financial and market analysis. A computer program will be used to determine which stocks are to be purchased or sold to achieve the Portfolio's objective. The Portfolio will, to the extent feasible, remain fully invested and will normally hold at least 375 of the 400 issues that comprise the S&P MidCap 400 Index.

The Index 400 Stock Portfolio's ability to match the performance of the S&P MidCap 400 Index will be affected to some extent by the size and timing of cash flows into and out of the Index 400 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects. A portion of the assets may at times be invested in investment grade debt securities, short term commercial paper and Government and agency obligations, as well as option contracts, stock index futures contracts, and repurchase agreements.

Growth Stock Portfolio

The investment objective of the Growth Stock Portfolio is long-term growth of capital; current income is secondary. The Portfolio will seek to achieve this objective by selecting investments in companies which have above average earnings growth potential.

The Growth Stock Portfolio invests primarily in common stocks of well-established companies, with emphasis placed on high quality companies with strong financial characteristics. The investment process is initiated with a fundamental economic outlook. Further study of economic sectors leads to the identification of growth-oriented industries, and to detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, product outlook, global exposure, industry leadership position, and financial characteristics are important variables used in the analysis.

The market capitalization of companies the Portfolio may invest in is not limited by size, but the Portfolio will generally invest in large- and medium-sized companies. The aim of the Portfolio is to seek to reduce overall risk by diversifying its assets in an appropriate manner. This diversification will span economic sectors, industry groups, and companies, while emphasizing high quality investments.

The Portfolio may invest in any of the securities in which the Growth and Income Stock Portfolio or the Aggressive Growth Stock Portfolio may invest, including, but not limited to, preferred stock, convertible bonds, short-term commercial paper, and covered call options. When adverse conditions exist the Growth Stock Portfolio may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the common stocks in which it ordinarily invests.

Portfolios emphasizing growth-oriented investments may experience above average price volatility. An investment in the Growth Stock Portfolio can present more risk than an investment in the Index 500 Stock Portfolio. The Growth Stock Portfolio is designed for long-term investors seeking capital appreciation.

Growth and Income Stock Portfolio

The investment objectives of the Growth and Income Stock Portfolio are long-term growth of capital and income. The Portfolio seeks to achieve these objectives consistent with reasonable investment risk. Ordinarily, the Portfolio pursues its investment objectives by investing primarily in dividend-paying common stock. The Portfolio may also invest in other equity securities, consisting of, among other things, nondividend-paying common stock, preferred stock, and securities convertible into common stock, such as convertible preferred stock and convertible bonds, and warrants. The Portfolio may also invest in American Depository Receipts (ADRs).

The Portfolio is not subject to any limit on the size of companies in which it may invest, but intends, under normal circumstances, to be fully invested to the extent practicable primarily in the large- and medium-sized companies included in the S&P 500 Index. The Portfolio is designed for investors who want an actively managed equity portfolio that seeks to outperform the total return of the S&P 500 Index. In managing the Portfolio, the potential for appreciation and dividend growth is given more weight than current dividends. Nonetheless, the manager of the Portfolio will normally strive for gross income for the Portfolio at a level not less than 75% of the dividend income generated on the stocks included in the S&P 500 Index, although this income level is merely a guideline and there can be no certainty that this income level will be achieved.

The Portfolio does not seek to achieve its objective with any individual investment security, but rather it aims to manage all of its assets in such a way as to achieve its objective. The Portfolio attempts to reduce risk by investing in many different economic sectors, industries and companies. The manager of the Portfolio may moderately under- or over-weight selected economic sectors against the sector weightings of the S&P 500 Index to seek to enhance the Portfolio's total return or reduce fluctuations in market value relative to the S&P 500 Index. In selecting securities, the manager may emphasize securities that it believes to be undervalued. Securities of a company may be undervalued for a variety of reasons such as an overreaction by investors to unfavorable news about a company, an industry or the stock markets in general; or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.

                                       11                             Prospectus

During ordinary market conditions, the Portfolio will be as fully invested as practicable in the equity securities described above. The Portfolio may enter into firm commitment agreements, purchase securities on a "when-issued" basis, and invest in various foreign securities if U.S. exchange-listed. The Portfolio may also invest in money market instruments, including U.S. Government securities, short term bank obligations that are rated in the highest two rating categories by Moody's Investors Service, Inc. or Standard & Poor's, or, if unrated, are determined to be of equal quality by the manager of the Portfolio, certificates of deposit, time deposits and banker's acceptances issued by U.S. and foreign banks and savings and loan institutions with assets of at least $500 million as of the end of their most recent fiscal year; and commercial paper and corporate obligations, including variable rate demand notes, that are issued by U.S. and foreign issuers and that are rated in the highest two rating categories by Moody's Investors Service, Inc. or Standard & Poor's, or if unrated, are determined to be of equal quality by the manager of the Portfolio. A description of these ratings is included in the Statement of Additional Information. Under normal circumstances, the Portfolio will invest in such money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions or expenses. The Portfolio may also, however, invest in these instruments, without limitation, as a temporary defensive measure taken during, or in anticipation of, adverse market conditions. When adverse conditions exist the Growth and Income Stock Portfolio may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the common stocks in which it ordinarily invests.

Convertible bonds and other fixed income securities (other than money market instruments) in which the Portfolio may invest will, at the time of investment, be rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's or, if not so rated, will be of comparable quality as determined by the manager of the Portfolio. A description of these ratings is included in the Statement of Additional Information. In the event that an existing holding is downgraded below these ratings, the Portfolio may nonetheless retain the security.

In pursuing its investment objective, the Portfolio may engage in the purchase and writing of put and call options on securities and stock indexes and may purchase or sell stock index futures contracts and options thereon. These investment techniques may involve a greater degree of risk than those inherent in more conservative investment approaches. See the Statement of Additional Information for a description of these techniques and their attendant risks.

Index 500 Stock Portfolio

The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 500 Index in proportion to their weighting in the index.

The S&P 500 Index is composed of 500 common stocks representing more than 70% of the total market value of all publicly-traded common stocks. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are
trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Index 500 Stock Portfolio will not be managed in the traditional sense using economic, financial and market analysis. A computer program will be used to determine which stocks are to be purchased or sold to achieve the Portfolio's objective. The Portfolio will, to the extent feasible, remain fully invested and will normally hold at least 450 of the 500 issues that comprise the S&P 500 Index.

The Index 500 Stock Portfolio's ability to match the performance of the S&P 500 Index will be affected to some extent by the size and timing of cash flows into and out of the Index 500 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects. A portion of the assets may at times be invested in investment grade debt securities, short term commercial paper and United States Treasury obligations, as well as option contracts, stock index futures contracts, and repurchase agreements.

Balanced Portfolio

The investment objective of the Balanced Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. Total rate of return consists of current income, including dividends, interest and discount accruals, and capital appreciation.

The assets of the Balanced Portfolio will be invested in the following three market sectors:

1. Common stock and other equity securities including the securities in which the Index 500 Stock Portfolio invests.

2. Bonds and other debt securities with maturities generally exceeding one year including the securities in which the Select Bond Portfolio invests.

Prospectus                             12

3. Money market instruments and other debt securities with maturities generally not exceeding one year including the securities in which the Money Market Portfolio invests.

The Balanced Portfolio seeks to achieve its investment objectives by continuously adjusting the mix of investments among the three market sectors. The manager attempts to capitalize on variation in return potential produced by the interaction of changing financial markets and economic conditions. Asset allocation decisions are based on fundamental analysis rather than short-term market timing considerations. Shifts in asset allocation are expected to be gradual.

The Portfolio will normally have some portion of its assets invested in each of the three asset categories. However, up to 100% of the Balanced Portfolio's net assets may be invested in money market instruments. Not more than 75% of the Balanced Portfolio's net assets may be invested in either the stock sector or the bond sector. No minimum percentage has been established for any of the sectors. The Balanced Portfolio's investment objective is supplemented by investment objectives and policies for the stock, bond and money market sectors. These are presently substantially identical to those which have been established for the Index 500 Stock, Select Bond and Money Market Portfolios.

High Yield Bond Portfolio

The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation.

The High Yield Bond Portfolio seeks to achieve its objective by investing primarily in a diversified selection of fixed income securities rated Ba1 or lower by Moody's Investors Service, Inc. or BB+ or lower by Standard & Poor's. A description of the ratings provided by the major rating agencies is included in the Statement of Additional Information. The Portfolio may also invest in nonrated securities.

The securities in which the High Yield Bond Portfolio will invest are considered speculative and are sometimes known as "junk bonds". These securities tend to offer higher yields than higher rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not so strong as that of other issuers. High yield fixed income securities usually present greater risk of loss of income and principal than higher rated securities. Investors in these securities should carefully consider these risks and should understand that high yield fixed income securities are not appropriate for short-term investment purposes.

The primary investment strategy of the High Yield Bond Portfolio is to invest in industries or individual companies which have stable or improving fundamental financial characteristics. The success of this strategy depends on the manager's analytical and portfolio management skills. These skills are more important in the selection of high yield/high risk securities than would be the case with a portfolio of high quality bonds. In selecting securities for the High Yield Bond Portfolio the manager will consider the ratings assigned by the major rating agencies, but primary reliance will be placed on the manager's evaluation of credit and market risk in relationship to the expected rate of return.

The risk that the issuer of a fixed income security may fail to pay principal and interest when due is referred to as "credit risk". Price volatility caused by such factors as interest rate fluctuation, market perceptions of an issuer's creditworthiness and general liquidity in the financial market is "market risk". The value of the securities held by the High Yield Bond Portfolio will be directly affected by the market perception of the creditworthiness of the securities' issuers and will fluctuate inversely with changes in interest rates. Lower rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. For example, because investors generally perceive that there are greater risks associated with investing in medium or lower rated securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. Moreover, in the lower quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market. The yield and price of medium to lower rated securities therefore may experience greater volatility than is the case with higher rated securities. The manager of the Portfolio seeks to reduce volatility through careful evaluation of credit risk and market risk and diversification of the Portfolio's investments.

The secondary market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the High Yield Bond Portfolio could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated securities therefore may be less than the prices used in calculating the Portfolio's net asset value. In the absence of readily available market quotations, high yield/high risk securities will be valued by the Fund's Directors using a method that, in the good faith belief of the Directors, accurately reflects fair value. Valuing such securities in an illiquid market is a

                                       13                             Prospectus
difficult task. The Directors' judgment plays a more significant role in valuing such securities than those securities for which more objective market data are available.

In addition to notes and bonds, the High Yield Bond Portfolio may invest in preferred stocks and convertible securities, including warrants or other equity securities issued as part of a fixed income offering. The Portfolio may also invest up to 5% of its assets in other equity securities, rights, warrants, options and other derivatives. The Portfolio may purchase put and call options, on individual securities as well as indexes, and may write covered call and secured put options. A description of put and call options is included in the Statement of Additional Information. The Portfolio may invest available temporary cash in short-term obligations, including those in which the Money Market Portfolio may invest. The Portfolio may invest more substantially in such short-term obligations or in investment grade securities (rated Baa3 or higher by Moody's Investors Service, Inc. or BBB-or higher by Standard & Poor's) when market conditions warrant a more defensive investment posture. When adverse conditions exist the High Yield Bond Portfolio may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the high yield/high risk securities in which it ordinarily invests.

The High Yield Bond Portfolio may invest in foreign securities consistent with its investment objective. Some of the risks associated with investments in foreign securities are briefly set forth in the description of the International Equity Portfolio above. Such investments may be in United States currency denominated debt issues or in debt securities in the currency of other nations. The Portfolio may, but will not necessarily, attempt to hedge its exposures by engaging in transactions in foreign currency futures contracts. For a discussion of the risks involved in these contracts see the Statement of Additional Information.

Select Bond Portfolio

The primary investment objective of the Select Bond Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk. Total rate of return consists of current income, including interest and discount accruals, and capital appreciation. A secondary objective is to seek preservation of shareholders' capital.

The Select Bond Portfolio's assets will be invested in the following types of securities:

1. publicly offered straight debt securities having a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's (AAA, AA, A or BBB);

2. obligations of or guaranteed by the United States Government or its agencies;

3. obligations (payable in U.S. dollars) of or guaranteed by the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof, provided such obligations have a rating within the three highest grades as determined by Moody's Investors Service, Inc. or Standard & Poor's and do not exceed 10% of the Portfolio's total assets;

4. publicly offered straight debt securities issued or guaranteed by a national or state bank or bank holding company (as defined in the Federal Bank Holding Company Act, as amended) having a rating within the two highest grades as determined by Fitch's Investor's Service, Inc. (AAA or AA), and certificates of deposit of such banks or bank holding companies;

5. commercial paper having a rating within the two highest investment grades, as determined by Moody's Investors Service, Inc. (P-1 or P-2) or Standard & Poor's (A-1 or A-2);

6. straight debt securities acquired directly from the issuers in private placement transactions, which securities, in the judgment of the Fund's Board of Directors, are of investment quality comparable to publicly offered straight debt securities rated Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's, or better;

7. cash or cash equivalents; and

8. preferred stocks and obligations not described above, including convertible securities, securities carrying warrants to purchase equity securities and securities acquired directly from the issuers in private placement transactions other than those securities described above.

A description of the ratings provided by Moody's Investors Service, Inc., Standard & Poor's and Fitch's Investor's Service, Inc. is included in the Statement of Additional Information.

The Select Bond Portfolio will not invest in common stocks directly, but may retain up to 10% of its total assets in common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.

At least 70% of the Select Bond Portfolio's total assets will normally be invested in bonds and debentures which have maturities of at least one year. However, during periods of particular volatility or when an unusual decline in the value of long-term obligations is anticipated, for temporary defensive purposes the Select Bond Portfolio may place a larger portion of its assets in cash and short-term obligations. During such periods the Select Bond Portfolio's holdings of

Prospectus                             14
short-term obligations and equity securities may temporarily exceed an aggregate total of 30% of the Select Bond Portfolio's total assets. When adverse conditions exist the Select Bond Portfolio may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the longer-term bonds and debentures in which it ordinarily invests.

The Select Bond Portfolio invests in obligations of a number of U.S. Government agencies. Obligations of some agencies are supported by the full faith and credit of the U.S. Treasury, others are supported only by the credit of the agency. No assurance can be given that the U.S. Government would provide financial support to any agency if it is not obligated to do so by law. The Select Bond Portfolio will invest in the securities of a particular agency only when the investment adviser is satisfied that the credit risk with respect to such agency is minimal.

The Select Bond Portfolio may invest up to 10% of its total assets in high yield/high risk securities and up to 10% of its total assets in foreign securities, consistent with its investment objectives. See the description of the High Yield Bond Portfolio, p. 13 for a discussion of high yield/high risk securities. Some of the risks associated with investments in foreign securities are briefly set forth in the description of the International Equity Portfolio,
p. 9.

The Select Bond Portfolio may also invest in interest rate futures contracts and repurchase agreements. The Statement of Additional Information includes a description of these instruments.

Money Market Portfolio

The investment objective of the Money Market Portfolio is to realize maximum current income to the extent consistent with liquidity and stability of capital.

The assets of the Money Market Portfolio will be invested in money market instruments and other debt securities with maturities generally not exceeding one year. Such instruments may include the following:

1. U.S. Treasury Bills and other obligations of or guaranteed by the U.S. Government or its agencies;

2. obligations of or guaranteed by the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof, provided such obligations do not exceed 10% of the Money Market Portfolio's total assets;

3. obligations (including certificates of deposit, time deposits, or bankers' acceptances) of U.S. or Canadian chartered banks having total assets in excess of $1,000,000,000, U.S. branches of foreign banks where said foreign banks have total assets in excess of $10,000,000,000, and U.S. savings and loan associations having total assets in excess of $1,000,000,000, and Eurodollar certificates of deposit issued by foreign branches of U.S. banks where said banks have total assets in excess of $1,000,000,000 (see "Eurodollar Certificates of Deposit");

4. commercial paper, including variable amount master notes, having a rating at the time of purchase within the two highest grades as determined by Moody's Investors Service, Inc. (P-1 or P-2) or Standard & Poor's (A-1 or A-2), or commercial paper or notes issued by companies with an unsecured debt issue outstanding having a rating at the time of purchase within the three highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, or A) or Standard & Poor's (AAA, AA or A); and

5. publicly traded bonds, debentures and notes having a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's (AAA, AA, A or BBB).

A glossary of the following terms is included in the Statement of Additional
Information: certificates of deposit, Eurodollar certificates of deposit, time deposits, bankers' acceptances, variable amount master notes and commercial paper. A description of the ratings provided by Moody's Investors Service, Inc. and Standard & Poor's is also included in the Statement of Additional Information.

The Money Market Portfolio will attempt to maximize its return by trading to take advantage of changing money market conditions and trends. The Money Market Portfolio will also trade to take advantage of what are believed to be disparities in yield relationships between different money market instruments. This procedure may increase or decrease the Portfolio's yield depending upon management's ability to correctly time and execute such transactions. The Money Market Portfolio intends to purchase only securities that mature within a year except for securities which are subject to repurchase agreements. Accordingly, the level of purchases will be relatively high. However, as transaction costs on Money Market Portfolio investments are generally not substantial, the high level of purchases will not adversely affect the Portfolio's net asset value or net income.

U.S. Government and agency obligations held by the Money Market Portfolio consist primarily of discounted or interest-bearing notes with average maturities of ninety days or less. The Money Market Portfolio invests most frequently in obligations of the following agencies of the U.S. Government: Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Obligations of some agencies

                                       15                             Prospectus
are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, others, such as those of the Federal National Mortgage Association, a private corporation, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the agency. No assurance can be given that the U.S. Government would provide financial support to any agency if it is not obligated to do so by law. The Money Market Portfolio will invest in the securities of a particular agency only when the investment adviser is satisfied that the credit risk with respect to such agency is minimal.

The Money Market Portfolio may also invest in repurchase agreements. These are described in the Statement of Additional Information.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Board of Directors of the Fund is responsible for the administration of the affairs of the Fund. The Fund's investment adviser is NMIS, a wholly-owned subsidiary of Northwestern Mutual. NMIS' address is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS has served as investment adviser to each of the mutual funds sponsored by Northwestern Mutual, subject to the supervision and control of the boards of directors of the funds, since their incorporation. NMIS provides investment advice and recommendations regarding the purchase and sale of securities for the Fund's Portfolios.

Northwestern Mutual and its wholly-owned subsidiary, Northwestern Investment Management Company, employ a full staff of investment personnel. Northwestern Investment Management Company was formed in 1997. The personnel and related facilities of Northwestern Mutual and its subsidiary are utilized by NMIS in performing its investment advisory functions.

J. P Morgan Investment Management Inc. ("J. P Morgan Investment"), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J. P Morgan & Co., is the sub-adviser for the Growth and Income Stock Portfolio. Templeton Investment Counsel, Inc., 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394, a wholly-owned indirect subsidiary of Franklin Resources, Inc., is the sub-adviser for the International Equity Portfolio. Each of the sub-advisers has been retained by Northwestern Mutual and the Fund pursuant to an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the Portfolio, subject to the general control of the Board of Directors of the Fund.

PORTFOLIO MANAGERS

Mark G. Doll, Vice President and Assistant Treasurer -- Public Markets of Northwestern Investment Management Company, and Senior Vice President of Northwestern Mutual, joined Northwestern Mutual in 1972 and holds B.A. and M.B.A. degrees from the University of Wisconsin-Milwaukee. He is a Chartered Financial Analyst. Mr. Doll is responsible for the publicly traded investments of Northwestern Mutual and for investment management of the Balanced Portfolio.

Patricia L. Van Kampen, Managing Director of Northwestern Investment Management Company, joined Northwestern Mutual in 1974. She holds a B.A. degree from St. Norbert College and an M.B.A. from Marquette University, and is a Chartered Financial Analyst. Ms. Van Kampen is responsible for all common stock investments of Northwestern Mutual, and for investment management of the Balanced Portfolio.

William R. Walker, Managing Director of Northwestern Investment Management Company, joined Northwestern Mutual in 1984. Prior to this, he worked for the Chicago Board Options Exchange, the Milwaukee Company, and Armco Insurance. Mr. Walker is a Chartered Financial Analyst, and holds a B.S. degree from Marquette University and an M.B.A. from Miami of Ohio. He has primary responsibility for the management of the Small Cap Growth Stock Portfolio and the Aggressive Growth Stock Portfolio, as well as the small company portfolio of Northwestern Mutual.

Julie M. Van Cleave, Managing Director of Northwestern Investment Management Company, joined Northwestern Mutual in 1984 and holds B.A. and M.B.A. degrees from the University of Wisconsin-Madison. Ms. Van Cleave is a Chartered Financial Analyst and has primary responsibility for the Growth Stock Portfolio and the large company portfolio of Northwestern Mutual.

Timothy S. Collins, Managing Director of Northwestern Investment Management Company, joined Northwestern Mutual in 1986. He received a B.A. degree from St. Norbert College and an M.B.A. from the University of Wisconsin-Madison. Mr. Collins manages the High Yield Bond Portfolio and also manages high yield fixed income securities of Northwestern Mutual. Mr. Collins is a Chartered Financial Analyst.

Prospectus                             16

Varun Mehta, Director of Northwestern Investment Management Company, joined Northwestern Mutual in March, 1997. From 1993 through March 1997, Mr. Mehta was with the Ameritech Investment Management Department serving as Portfolio Research Manager -- Fixed Income and Portfolio Manager -- Fixed Income. Mr. Mehta has his undergraduate degree from the University of Bombay. He received a Masters degree in Business Management from the Indian Institute of Management and an M.B.A. from the University of Chicago Graduate School of Business. Mr. Mehta is a Chartered Financial Analyst. He has primary responsibility for the Select Bond Portfolio and the fixed income securities of the Balanced Portfolio.

Henry D. Cavanna, Managing Director of J.P. Morgan Investment, joined J. P. Morgan in 1971. Mr. Cavanna is a senior U.S. equity portfolio manager in the U.S. Equity and Balanced Accounts Group. He received his B.A. degree from Boston College and L.L.B. degree from the University of Pennsylvania. Mr. Cavanna is responsible for the Growth and Income Stock Portfolio.

Gary R. Clemons, Senior Vice President, Portfolio Management/Research of Templeton Investment Counsel, Inc., manages the International Equity Portfolio. Prior to joining Templeton Investment Counsel in 1993, Mr. Clemons worked as a portfolio manager/research analyst for Templeton Quantitative Advisers in New York, a subsidiary of Templeton International. Mr. Clemons holds an M.B.A. with emphasis in finance from the University of Wisconsin-Madison and a B.S. degree from the University of Nevada-Reno.

INVESTMENT ADVISORY FEES AND OTHER EXPENSES

Each Portfolio pays a monthly fee for investment advisory services at an annual rate based on the aggregate average daily net asset values of the Portfolio. For the Index 500 Stock Portfolio the rate is 0.20%. For the Index 400 Stock Portfolio the rate is 0.25%. For the Select Bond, Money Market and Balanced Portfolios the rate is 0.30%. For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedule:

                                FIRST $50   NEXT $50
          PORTFOLIO              MILLION    MILLION    EXCESS
          ---------             ---------   --------   ------
Growth and Income Stock.......    0.70%      0.60%     0.55%
Growth Stock..................    0.60%      0.50%     0.40%
Small Cap Growth Stock
  Portfolio...................    0.80%      0.65%     0.50%
Aggressive Growth Stock.......    0.80%      0.65%     0.50%
High Yield Bond...............    0.60%      0.50%     0.40%
International Equity..........    0.85%      0.65%     0.65%

Of the amounts received by NMIS from the Fund, the sub-adviser for the Growth and Income Stock Portfolio will be paid by NMIS at the annual rate of 0.45% on the first $100 million of the Portfolio's assets, 0.40% on the next $100 million, 0.35% on the next $200 million and 0.30% on assets in excess of $400 million. For the International Equity Portfolio the sub-adviser will be paid by NMIS at the annual rate of 0.50% of the Portfolio's assets, reduced to 0.40% on assets in excess of $100 million.

The following table shows the annual expenses for each of the Portfolios which were in operation during 1999, as a percentage of the average net assets of the Portfolio, based on 1999 operations:

                            INVESTMENT
                             ADVISORY     OTHER      TOTAL
        PORTFOLIO              FEE       EXPENSES   EXPENSES
        ---------           ----------   --------   --------
Small Cap Growth Stock....    0.79%       0.24%      1.03%
Aggressive Growth Stock...    0.51%       0.00%      0.51%
International Equity......    0.67%       0.07%      0.74%
Index 400 Stock...........    0.25%       0.21%      0.46%
Growth Stock..............    0.43%       0.00%      0.43%
Growth and Income Stock...    0.57%       0.00%      0.57%
Index 500 Stock...........    0.20%       0.00%      0.20%
Balanced..................    0.30%       0.00%      0.30%
High Yield Bond...........    0.49%       0.01%      0.50%
Select Bond...............    0.30%       0.00%      0.30%
Money Market..............    0.30%       0.00%      0.30%

--------------------------------------------------------------------------------
TAXES AND DIVIDENDS

Each Portfolio is qualified or intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund's policy to comply with the provisions of the Code regarding distribution of investment income and capital gains so as to relieve each Portfolio from all, or substantially all, Federal taxes. Each Portfolio expects to distribute all or substantially all net investment income and net capital gains, if any, from the sale of investments.

Shareholders of each Portfolio are entitled to receive such dividends from net investment income and distributions of net capital gains as the Directors of the Fund may declare. Dividends from net investment income and net capital gains will be declared for the Small Cap Growth Stock, Aggressive Growth Stock, International Equity, Index 400 Stock, Growth Stock, Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond and Select Bond Portfolios annually, and for the Money Market Portfolio on each business day.

                                       17                             Prospectus

Net investment income of each Portfolio will be determined at the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading. Net investment income of each Portfolio consists of:

1. all dividends, interest income and discount earned by the Portfolio (including original issue and market discount) and

2. net short-term capital gain less

3. all expenses of the Portfolio.

Shares of the Portfolios are offered only for funding variable annuity contracts and variable life insurance policies offered by The Northwestern Mutual Life Insurance Company. For a discussion of the tax considerations that affect the insurance company and its separate accounts for these products, and the tax considerations for purchasers of variable annuities and variable life insurance, see the prospectus to which this prospectus for the Fund is attached.

--------------------------------------------------------------------------------

OFFERING AND REDEMPTION OF SHARES

Shares of capital stock of each Portfolio of the Fund are offered and redeemed at their net asset value as next determined following receipt of a purchase order or tender for redemption without the addition of any selling commission or "sales load" or any redemption charge. The redemption price may be more or less than the shareholder's cost.

Equity securities listed on a stock exchange are valued at the closing sale price or, if no sale took place, the closing bid price. Stock index futures contracts and interest rate futures contracts are valued at the closing settlement price on the commodities exchange. Debt securities with maturities generally exceeding one year are valued on the basis of valuations furnished by Interactive Data Corporation. Money market instruments with maturities exceeding 60 days but generally not exceeding one year are valued by marking to market, except for the Money Market Portfolio. Debt securities with remaining maturities of 60 days or less, and all debt securities of the Money Market Portfolio, are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market. All other assets are valued at their fair value as determined in good faith by the Directors. Net asset value is determined as of the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading. In accordance with the requirements of the Investment Company Act of 1940 the Portfolios will also determine the net asset value of their shares on any other day on which there is sufficient trading to materially affect the value of their securities.

A more detailed discussion of asset valuation methods is included in the Statement of Additional Information.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's Statement of Additional Information (SAI), which is available upon request.

Prospectus                             18

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                            NET REALIZED
                         NET        NET         AND                                  DISTRIBUTIONS                 NET
                        ASSET     INVEST-    UNREALIZED      TOTAL      DIVIDENDS      FROM NET                   ASSET
                       VALUE,      MENT         GAIN          FROM       FROM NET      REALIZED        TOTAL     VALUE,
                      BEGINNING   INCOME     (LOSS) ON     INVESTMENT   INVESTMENT      GAIN ON      DISTRIBU-     END      TOTAL
                       OF YEAR    (LOSS)    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS      TIONS     OF YEAR   RETURN+
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Portfolio
 *1999...............   $1.00      $(.00)      $ .85         $ .85        $(.00)         $ .06         $(.06)     $1.79     86.09%++
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Stock Portfolio
 1995................   $2.00      $--         $ .78         $ .78        $--            $(.01)        $(.01)     $2.77     39.29%
 1996................    2.77       --           .49           .49        --              (.11)         (.11)      3.15     17.70
 1997................    3.15       --           .39           .39        --              (.20)         (.20)      3.34     13.86
 1998................    3.34       --           .24           .24        --              (.12)         (.12)      3.46      7.56
 1999................    3.46       --          1.48          1.48        --              (.13)         (.13)      4.81     43.78
----------------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio
 1995................   $1.19      $ .04       $ .13         $ .17        $--            $(.01)        $(.01)     $1.35     14.57%
 1996................    1.35        .04         .24           .28         (.03)          (.04)         (.07)      1.56     21.01
 1997................    1.56        .04         .15           .19         (.04)          (.02)         (.06)      1.69     12.28
 1998................    1.69        .05         .04           .09         (.04)          (.06)         (.10)      1.68      4.82
 1999................    1.68        .03         .33           .36         (.05)          (.21)         (.26)      1.78     22.88
----------------------------------------------------------------------------------------------------------------------------------
Index 400 Stock Portfolio
 *1999...............   $1.00      $ .01       $ .12         $ .13        $(.01)         $(.01)        $(.02)     $1.11     12.83%++
----------------------------------------------------------------------------------------------------------------------------------
Growth Stock Portfolio
 1995................   $1.00      $ .02       $ .28         $ .30         (.02)         $(.02)        $(.04)     $1.26     30.82%
 1996................    1.26        .02         .25           .27         (.02)          (.05)         (.07)      1.46     20.91
 1997................    1.46        .02         .42           .44         (.02)          (.07)         (.09)      1.81     29.85
 1998................    1.81        .02         .46           .48         (.02)          (.02)         (.04)      2.25     26.69
 1999................    2.25        .03         .47           .50         (.03)          (.06)         (.09)      2.66     22.50
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Stock Portfolio
 1995................   $ .98      $ .02       $ .29         $ .31        $(.02)         $(.06)        $(.08)     $1.21     31.12%
 1996................    1.21        .02         .23           .25         (.02)          (.12)         (.14)      1.32     19.97
 1997................    1.32        .01         .37           .38         (.01)          (.36)         (.37)      1.33     30.03
 1998................    1.33        .01         .29           .30         (.01)          (.00)         (.01)      1.62     23.14
 1999................    1.62        .01         .12           .13         (.00)          (.19)         (.19)      1.56      7.47
----------------------------------------------------------------------------------------------------------------------------------
Index 500 Stock Portfolio
 1995................   $1.27      $ .04       $ .42         $ .46        $(.01)        -$-            $(.01)     $1.72     37.25%
 1996................    1.72        .04         .35           .39         (.02)          (.03)         (.05)      2.06     22.75
 1997................    2.06        .04         .62           .66         (.04)          (.04)         (.08)      2.64     33.20
 1998................    2.64        .04         .71           .75         (.04)          (.06)         (.10)      3.29     28.72
 1999................    3.29        .04         .64           .68         (.03)          (.05)         (.08)      3.89     20.91
----------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio
 1995................   $1.31      $ .07       $ .27         $ .34        $(.04)         $(.01)        $(.05)     $1.60     26.39%
 1996................    1.60        .06         .15           .21         (.06)          (.03)         (.09)      1.72     13.45
 1997................    1.72        .07         .28           .35         (.06)          (.02)         (.08)      1.99     21.52
 1998................    1.99        .07         .29           .36         (.07)          (.06)         (.13)      2.22     18.88
 1999................    2.22        .07         .17           .24         (.07)          (.17)         (.24)      2.22     11.18
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Portfolio
 1995................   $ .97      $ .10       $ .07         $ .17        $(.10)         $(.01)        $(.11)     $1.03     16.78%
 1996................    1.03        .09         .10           .19         (.09)          (.03)         (.12)      1.10     19.77
 1997................    1.10        .11         .06           .17         (.14)          (.07)         (.21)      1.06     15.85
 1998................    1.06        .10        (.12)         (.02)        (.10)        --              (.10)       .94     (1.84)
 1999................     .94        .11        (.12)         (.01)        (.11)        --              (.11)       .82      (.44)
----------------------------------------------------------------------------------------------------------------------------------
Select Bond Portfolio
 1995................   $1.06      $ .07       $ .13         $ .20        $(.03)        -$-            $(.03)     $1.23     19.10%
 1996................    1.23        .07        (.04)          .03         (.04)        --              (.04)      1.22      3.31
 1997................    1.22        .08         .04           .12         (.08)        --              (.08)      1.26      9.46
 1998................    1.26        .08       --              .08         (.08)          (.01)         (.09)      1.25      7.07
 1999................    1.25        .08        (.09)         (.01)        (.08)          (.03)         (.11)      1.13     (1.00)
----------------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
 1995................   $1.00      $ .06       $--           $ .06        $(.06)        -$-            $(.06)     $1.00      5.82%
 1996................    1.00        .05       --              .05         (.05)        --              (.05)      1.00      5.29
 1997................    1.00        .05       --              .05         (.05)        --              (.05)      1.00      5.47
 1998................    1.00        .05       --              .05         (.05)        --              (.05)      1.00      5.43
 1999................    1.00        .05       --              .05         (.05)        --              (.05)      1.00      5.10
----------------------------------------------------------------------------------------------------------------------------------

                                                                               RATIO
                                                    RATIO OF                   OF NET
                           NET        RATIO OF        NET        RATIO OF    INVESTMENT
                         ASSETS,        GROSS       EXPENSES     EXPENSES      INCOME
                         END OF      EXPENSES TO       TO           TO       (LOSS) TO    PORTFOLIO
                          YEAR         AVERAGE      AVERAGE      AVERAGE      AVERAGE     TURNOVER
                       (THOUSANDS)   NET ASSETS    NET ASSETS   NET ASSETS   NET ASSETS     RATE
---------------------  ----------------------------------------------------------------------------
Small Cap Growth Stoc
 *1999...............  $   71,483       1.03%(+)      1.00%(+)    --           (0.07)%(+)   70.72%
---------------------
Aggressive Growth Sto
 1995................  $  577,014      --            --            0.56%        0.13%       37.84%
 1996................     871,926      --            --            0.54        (0.03)       47.25
 1997................   1,067,068      --            --            0.53         0.06        57.27
 1998................   1,137,466      --            --            0.52         0.04        50.43
 1999................   1,485,311      --            --            0.51        (0.02)       68.64
---------------------
International Equity
 1995................  $  342,127      --            --            0.85%        2.68%       26.71%
 1996................     505,189      --            --            0.81         3.02        17.07
 1997................     659,850      --            --            0.77         2.75        16.74
 1998................     671,106      --            --            0.76         3.38        30.41
 1999................     772,170      --            --            0.74         2.62        38.37
---------------------
Index 400 Stock Portf
 *1999...............  $   59,644       0.46%(+)      0.35%(+)    --            1.69%(+)    26.51%
---------------------
Growth Stock Portfoli
 1995................  $   85,557      --            --            0.61%        1.77%       46.83%
 1996................     170,482      --            --            0.57         1.41        37.61
 1997................     243,071      --            --            0.49         1.24        33.20
 1998................     421,282      --            --            0.46         1.10        21.64
 1999................     676,134      --            --            0.43         1.22        27.26
---------------------
Growth and Income Sto
 1995................  $  136,923      --            --            0.69%        1.68%       80.00%
 1996................     234,184      --            --            0.62         1.44        93.92
 1997................     371,935      --            --            0.60         1.04       144.52
 1998................     570,970      --            --            0.58         1.00       160.40
 1999................     661,552      --            --            0.57         0.80       106.93
---------------------
Index 500 Stock Portf
 1995................  $  495,133      --            --            0.21%        2.51%        3.19%
 1996................     740,066      --            --            0.21         2.27         3.45
 1997................   1,152,857      --            --            0.21         1.86         3.15
 1998................   1,690,680      --            --            0.21         1.40         3.03
 1999................   2,271,956      --            --            0.20         1.16         5.65
---------------------
Balanced Portfolio
 1995................  $2,083,289      --            --            0.30%        4.40%       37.28%
 1996................   2,326,234      --            --            0.30         3.95        67.66
 1997................   2,788,494      --            --            0.30         3.70        29.94
 1998................   3,282,071      --            --            0.30         3.48        44.18
 1999................   3,557,900      --            --            0.30         3.36        27.16
---------------------
High Yield Bond Portf
 1995................  $   55,974      --            --            0.65%        9.90%      116.57%
 1996................      93,878      --            --            0.60         9.54       143.91
 1997................     153,038      --            --            0.55         9.95       129.49
 1998................     184,782      --            --            0.50        10.85       153.71
 1999................     161,424      --            --            0.50        11.15       139.87
---------------------
Select Bond Portfolio
 1995................  $  198,142      --            --            0.30%        6.61%       69.06%
 1996................     214,333      --            --            0.30         6.48       195.98
 1997................     244,835      --            --            0.30         7.03       184.93
 1998................     298,034      --            --            0.30         6.87       161.79
 1999................     286,493      --            --            0.30         6.56        76.65
---------------------
Money Market Portfoli
 1995................  $  132,572      --            --            0.30%        5.61%       --
 1996................     176,298      --            --            0.30         5.13        --
 1997................     194,470      --            --            0.30         5.33        --
 1998................     291,464      --            --            0.30         5.26        --
 1999................     404,284      --            --            0.30         4.99        --
---------------------

 * For the period of April 30, 1999 (commencement of operations) through December 31, 1999.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.
 (+) Computed on an annualized basis.

                                       19                             Prospectus

                               NORTHWESTERN MUTUAL
                                SERIES FUND, INC.
                                  Consisting of
                        Small Cap Growth Stock Portfolio
                        Aggressive Growth Stock Portfolio
                         International Equity Portfolio
                            Index 400 Stock Portfolio
                             Growth Stock Portfolio
                        Growth and Income Stock Portfolio
                            Index 500 Stock Portfolio
                               Balanced Portfolio
                            High Yield Bond Portfolio
                              Select Bond Portfolio
                             Money Market Portfolio




          This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus for the Fund. This Statement of Additional Information is incorporated by reference into the Prospectus, but no information is incorporated by reference into this Statement of Additional Information. A copy of the Prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.






     The date of the Prospectus to which this Statement of Additional Information relates is April 28, 2000.



     The date of this Statement of Additional Information is April 28, 2000.

                               TABLE OF CONTENTS




                                                                                        CROSS-REFERENCE TO
                                                                                PAGE    PAGE IN PROSPECTUS
                                                                                ----    ------------------

Investment Policies                                                             B-3                     9
  Investment Restrictions                                                       B-3                     -
  Repurchase Agreements                                                         B-4                     9
  Financial Futures and Forward Contracts                                       B-5                     4
  Covered Call Option Contracts                                                 B-11                    -
  Reverse Repurchase Agreements                                                 B-12                    -
  Warrants                                                                      B-12                    9
  Asset-Backed and Variable Rate Securities                                     B-12                    -
  Short-Term Trading                                                            B-13                    -
  Firm Commitment Agreements and "When-Issued"                                  B-13                    -
    Securities
  Eurodollar Certificates of Deposit                                            B-13
  Private Placement Transactions                                                B-14                    14
         and Illiquid Assets

  Risk Factors for Foreign Securities,                                          B-14                    3
    Foreign Currencies and Foreign Interest Rates
  Portfolio Turnover                                                            B-18                    -
Management of the Fund                                                          B-18                    16
Ownership of Shares of the Fund                                                 B-21                    -
Investment Advisory and Other Services                                          B-23                    17
Portfolio Transactions and                                                      B-25                    -
  Brokerage Allocation and Other Practices
Organization and Capital Stock                                                  B-27                    --
Purchase, Redemption and Pricing of                                             B-28                    18
  Shares
Taxes and Dividends                                                             B-31                    17
Calculation of Yield Quotations of                                              B-31                    8
  the Money Market Portfolio
Appendix A                                                                      B-32                    -
Appendix B                                                                      B-37                    -
Report of Independent Accountants                                               B-38                    18
Financial Statements and Schedules                                              B-39                    18
    of Investments

INVESTMENT POLICIES

INVESTMENT RESTRICTIONS

         The investment restrictions of the Portfolios numbered 1-14 below are "fundamental policies" and may be changed only with the approval of the majority of the Portfolio's shares outstanding. These investment restrictions provide that each Portfolio will not:

         1. Acquire more than 25% of any class of equity securities of any one issuer.

         2. With respect to at least 75% of the value of the total assets of the Portfolio, invest more than 5% of the value of such assets in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government or its agencies), or invest in more than 10% of the outstanding voting securities of any one issuer.

         3. Purchase the securities of any other investment company, except in open-market transactions involving no commission or profit to a dealer (other than the customary broker's commission) or in connection with mergers, consolidations or acquisitions of assets, in amounts not exceeding 10% of the total assets of the Portfolio.

         4. Invest more than 15% of the value of the total assets of the Portfolio in securities which are restricted as to disposition under federal securities laws and in other illiquid assets. For the Money Market Portfolio the limit is 10%.

         5. Invest more than 25% of the value of the total assets of the Portfolio in securities of issuers in any one industry except for investments by the Money Market Portfolio and the Balanced Portfolio in U.S. Treasury Bills, other obligations of or guaranteed by the U.S. Government or its agencies, certificates of deposit or bankers' acceptances.

         6. Make loans aggregating more than 10% of the total assets of the Portfolio at any one time, provided that neither the purchase of a portion of an issue of publicly distributed bonds, debentures, or other debt securities, nor the purchase of short-term debt securities, is to be considered as a loan.

         7. Invest for the purpose of influencing management or exercising control, but freedom of action is reserved with respect to exercise of voting rights in respect of each Portfolio's securities.

         8. Purchase any security on margin, but each Portfolio may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.

         9.       Make short sales of securities.

         10. Act as a securities underwriter for other issuers, but each Portfolio may purchase securities under circumstances where, if the securities are later publicly offered or sold by the Portfolio, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

         11. Purchase or sell real estate. However, each Portfolio may invest in securities issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

         12. Invest in commodities or commodity contracts. However, each Portfolio (except the Select Bond, Money Market and High Yield Bond Portfolios) may invest in stock index futures contracts, including indexes on specific industries, and the Select Bond, High Yield Bond, International Equity and Balanced Portfolios may invest in interest rate futures contracts in accordance with their investment objectives and policies. The International Equity and High Yield Bond Portfolios may invest in foreign currency futures contracts.

         13. Issue senior securities or borrow money except for short-term credits as may be necessary for the clearing of transactions and except for temporary purposes to the extent of 5% of the total assets of the Portfolio. Reverse repurchase agreements and financial futures contracts are not considered to be "senior securities" or "borrowing money" for the purpose of this restriction.

         14. Make loans to persons who intend to use the proceeds for non-business purposes or to companies which (including predecessors) have been in business for less than three years. Repurchase agreements are not considered to be "loans" for the purpose of this restriction.

         As a non-fundamental investment policy, which may be changed by the Board of Directors without shareholder approval, the International Equity Portfolio will not invest more than 15% of its total assets in securities of foreign issuers which are not listed on a recognized United States or foreign securities exchange.

REPURCHASE AGREEMENTS

         Each of the Portfolios may invest in repurchase agreements. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon time and price. The total amount received on repurchase would be calculated to exceed the price paid by the Portfolio, reflecting an agreed upon market rate of interest for the period from the time of the repurchase agreement to the settlement date, and would not necessarily be related to the interest rate on the underlying securities. The differences between the total amount to be received upon repurchase of the securities and the price which was paid by the Portfolio upon their acquisition is accrued as interest and is included in the Portfolio's net income declared as dividends. Each Portfolio intends to limit repurchase agreements to transactions with financial institutions having total assets in excess of $1,000,000,000 and with broker-dealers. Securities subject to repurchase agreements shall be limited to obligations of or guaranteed by the U.S. Government or its agencies or by the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof, certificates of deposit of banks or commercial paper which meets the criteria for other commercial paper in which the Portfolio may invest. A Portfolio will not invest more than 10% of its total assets in repurchase agreements which have maturities of more than seven days and will not invest in repurchase agreements with maturities of over 30 days. Under no circumstances will a Portfolio enter into a repurchase agreement with The Northwestern Mutual Life Insurance Company ("Northwestern Mutual").

         Each Portfolio has the right to sell securities subject to repurchase agreements but would be required to deliver identical securities upon maturity of the repurchase agreement unless the seller fails to pay the repurchase price. It is each Portfolio's intention not to sell securities subject to repurchase agreements prior to the agreement's maturity. To the extent that the proceeds from any sale upon a default in the obligation to repurchase were less than the repurchase price, the Portfolio would suffer a loss. The Portfolio might also incur disposition costs in connection with liquidating its collateral and, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. To minimize the possibility of losses due to the default or bankruptcy of the seller, the Fund has adopted standards of creditworthiness for all broker-dealers with which the Fund enters into repurchase agreements and will review compliance by such broker-dealers periodically.

FINANCIAL FUTURES AND FORWARD CONTRACTS

         Each of the Portfolios (except the Select Bond, High Yield Bond and Money Market Portfolios) may enter into stock index futures contracts, including indexes on specific securities, as a hedge against changes in the market values of common stocks. The Select Bond, High Yield Bond, Balanced and International Equity Portfolios may enter into interest rate futures contracts as a hedge against changes in prevailing levels of interest rates. The Select Bond Portfolio may also enter into forward sale contracts in an amount not to exceed 5% of the assets of the Portfolio. In all cases, the purpose is to establish more definitely the effective return on securities held or intended to be acquired by the Portfolios. The Portfolios' hedging may include sales of futures as an offset against the effect of expected decreases in stock values or increases in interest rates, and purchases of futures as an offset against the effect of expected increases in stock values or decreases in interest rates.

         A Portfolio will not enter into a futures contract if, as a result thereof, (i) the aggregate market value of all open futures positions would exceed one-third of the Portfolio's total assets or (ii) the sum of the initial margin deposits of all open futures positions (other than an offsetting transaction) would be more than 5% of the Portfolio's total assets. More than 5% of the Portfolio's total assets may be committed to the aggregate of initial and variation margin payments however. Furthermore, in order to be certain that the Portfolio has sufficient assets to satisfy its obligations under a futures contract, the Portfolio deposits cash or cash equivalents equal in value to the market value of the futures contract in a segregated account for the Portfolio with the Fund's custodian.

         The following describes the stock index and interest rate futures markets and the manner in which the Portfolios will implement the policy.

         Use. The Portfolios, as identified above, may enter into stock index futures contracts as a hedge against changes in the market values of common stocks and may enter into interest rate futures contracts as a hedge against changes in prevailing levels of interest rates. In both cases, the purpose is to establish more definitely the effective return on securities held or intended to be acquired by the Portfolios. The Portfolios' hedging may include sales of futures as an offset against the effect of expected decreases in stock values or increases in interest rates, and purchases of futures as an offset against the effect of expected increases in stock values or decreases in interest rates.

         The Portfolios will not enter into financial futures contracts for speculation, and will only enter into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying securities. Currently, stock index futures contracts can be purchased or sold with respect to the Standard and Poor's 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. The principal interest rate futures exchanges in the United States are the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission.

         A Portfolio will not enter into a futures contract if, as a result thereof, (i) the aggregate market value of all open futures positions would exceed one-third of the Portfolio's total assets or (ii) the sum of the initial margin deposits of all open futures positions (other than an offsetting transaction) would be more than 5% of the Portfolio's total assets. More than 5% of the Portfolio's total assets may be committed to the aggregate of initial and variation margin payments however.

         The Portfolios will incur brokerage commissions in connection with transactions in futures contracts.

         Description. A stock index futures contract is an agreement whereby one party agrees to take and another party agrees to make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks included. No physical delivery of the underlying stocks in the index is made.

         Currently, stock index futures contracts covering the stock market as a whole and covering certain industries are being traded. It is expected that futures contracts covering stock indexes of additional industries will eventually be traded.

         An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date.

         A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA pass-through securities and $1,000,000 for the other designated contracts.

         It is each Portfolio's policy to close out open futures contracts before delivery. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the stock index or the financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain, and if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain, and if it is less, the Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the contract.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

         Persons who trade in futures contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Portfolios, whose business activity involves investment or other commitment in equity and debt securities or other obligations, use the financial futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities or obligations held or expected to be acquired by them.

         The speculator, like the hedger, generally expects neither to deliver nor to receive the security underlying the futures contract, but unlike the hedger, hopes to profit from fluctuations in prevailing stock market values or interest rates.

         Each Portfolio's futures transactions will be entered into for traditional hedging purposes--that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, each Portfolio expects that approximately 75% of such futures contract purchases will be "completed"; that is, upon sale (offsetting) of these long contracts, equivalent amounts of related securities will have been or are then being purchased by the Portfolio in the cash market.

         Margin. Initial margin is the amount of funds that must be deposited by a Portfolio with its broker in order to initiate futures trading. An initial margin deposit is intended to assure the Portfolio's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may range upward from less than 5% of the value of the contract being traded.

         Variation margin is the amount of subsequent payments that must be made to and from the broker to maintain the Portfolio's open position in the futures contracts. Variation margin payments are made on a daily basis as the price of the underlying stock index or financial instrument fluctuates. If the value of the open futures position changes (by increase, in the case of a sale, or by decrease, in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require the Portfolio to make a variation margin payment in the amount of the insufficiency. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the Portfolio will promptly demand payment by the broker of variation margin in the amount of the excess. All variation margin payments received by the Portfolio will be held by the Fund's custodian in a separate account for the Portfolio.

         In computing net asset value daily each Portfolio will mark to market the current value of its open futures contracts. Each Portfolio expects to earn interest income on its initial margin deposits.

         Example of Purchase of Stock Index Futures Contract. A Portfolio might purchase a stock index futures contract when it anticipates a significant market or market sector advance and wishes to participate in such advance at a time when the Portfolio is not fully invested, for example, because the Portfolio has not selected the individual stocks which it wishes to purchase. The Portfolio would be endeavoring to eliminate the effect of all or part of an expected increase in the market price of the stocks that the Portfolio may purchase at a later date.

         For example, assume that the prices of certain stocks that the Portfolio may later purchase tend to move in concert with the Standard and Poor's 500 Stock Index. The Portfolio wishes to attempt to fix the purchase price of its anticipated stock investment until the time (three months in this example) when it may purchase the stock. Assume the stock has a market price of 125 and the Portfolio believes that, because of an anticipated advance in the stock market, the price will have risen in three months. The Portfolio might enter into futures contract purchases of the Standard and Poor's 500 Stock Index for a price of 125. If the market price of the stock should increase from 125 to 130, the futures market price for the Standard and Poor's 500 Stock Index might also increase, e.g., from 125 to 130. In that case, the five-point increase in the price that the Portfolio would have to pay for the stock would be offset by the five-point gain realized by closing out the futures contract purchase.

         If the Portfolio should be mistaken in its forecast of market values, and the stock index should decline below 125, the market value of the stocks being hedged would presumably decline. Unless the Portfolio would purchase the stocks for the decreased price, the Portfolio would realize a loss on the sale of the futures contract which would not be offset by the price decrease.

         Example of Sale of Stock Index Futures Contract. The Portfolio might sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of the stocks held by the Portfolio. The Portfolio would be endeavoring to substantially reduce the risk of a decline in the value of its stocks without selling the stocks with resultant transaction costs.

         For example, assume that the market price of certain stocks held by the Portfolio tend to move in concert with the Standard and Poor's 500 Stock Index. The stock currently has a market value of 125, which the Portfolio believes will decline because of an anticipated decline in the stock market. The Portfolio wishes to attempt to fix the current market value of the stock until some time in the future. The Portfolio might enter into a futures contract sale of the Standard and Poor's 500 Stock Index at a price of 125. If the market price of the stock should decline from 125 to 120, the futures market price of the Standard and Poor's 500 Stock Index might also decline, e.g. from 125 to 120. In that case the five-point loss in the market value of the stock would be offset by the five-point gain realized by closing out the futures contract. The futures market price of the Standard and Poor's 500 Stock Index might decline to more or less than 120 because of the imperfect correlation with the prices of the stocks hedged.

         If the Portfolio should be mistaken in its forecast of the stock market, and the futures market price of the Standard and Poor's 500 Stock Index should increase above 125, the market price of the stock would increase. The benefit of this increase would be offset by the loss realized on closing out the futures contract sale.

         Example of Purchase of Interest Rate Futures Contract. The Portfolio might purchase an interest rate futures contract when it wishes to defer for a time a fully invested position in longer term securities, for example, in order to continue holding shorter term securities with higher yields. The Portfolio would be endeavoring to eliminate the effect of all or part of an expected increase in market price of the longer term bonds that the Portfolio may wish to purchase at a later date.

         For example, assume that the market price of a type of longer term bonds that the Portfolio may later purchase, currently yielding 10%, tends to move in concert with futures market prices of long-term U.S. Treasury bonds. The Portfolio wishes to attempt to fix the purchase price (and thus the 10% yield) of its anticipated longer term bond investment until the time (four months away in this example) when it may purchase the bond. Assume the longer term bond has a market price of 100, and the Portfolio believes that, because of an anticipated decline in interest rates, the price will have risen (and correspondingly the yield will have declined) in four months. The Portfolio might enter into futures contract purchases of Treasury bonds for a price of 98. At the same time, the Portfolio would purchase, for example at 100, or continue to hold, shorter term securities that are either maturing in four months or are earmarked by the Portfolio for sale in four months. Assume these short-term securities are yielding 15%. If the market price of the longer term bond should increase from 100 to 105, the futures market price for

Treasury bonds might also increase, e.g., from 98 to 103. In that case, the five-point increase in the price that the Portfolio would have to pay for the longer term bond would be offset by the five-point gain realized by closing out the futures contract purchase.

         If the Portfolio should be mistaken in its forecast of interest rates, and the futures market price of the U.S. Treasury obligation should decline below 98, the market price of the security being hedged would presumably decline. If short-term rates at the same time fall to 10% or below, it is likely that the Portfolio would follow through with its anticipated purchases of longer term bonds, as the market price of available longer term bonds would have decreased. The benefit of this price decrease, and thus the yield increase, would be offset by the loss realized on closing out the futures contract purchase.

         Example of Sale of Interest Rate Futures Contract. The Portfolio might sell an interest rate futures contract in order to maintain the income derived from its continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in prices of longer term securities because of an increase in prevailing interest rates.

         For example, assume that the market price of a certain longer term security held by the Portfolio tends to move in concert with the futures market prices of long-term U.S. Treasury bonds. The security has a current market price of 100, which the Portfolio believes will decline because of an anticipated rise in interest rates. The Portfolio wishes to attempt to fix the current market value of this security until some point in the future. The Portfolio might enter into a futures contract sale of Treasury bonds at a price of 98. If the market value of the security should decline from 100 to 95, the futures market price of Treasury bonds might also decline, e.g., from 98 to 93. In that case, the five-point loss in the market value of the security would be offset by the five-point gain realized by closing out the futures contract sale. The futures market price of Treasury bonds might decline to more or less than 93 because of the imperfect correlation with the prices of the securities hedged.

         If the Portfolio should be mistaken in its forecast of interest rates, and the futures market price of the U.S. Treasury obligation should increase above 98, the market price of the securities, including the security being hedged, would increase. The benefit of this increase would be offset by the loss realized on closing out the futures contract sale.

         Risks. Financial futures prices are volatile and difficult to forecast. Stock index futures prices reflect the market values of the stocks included in the index, while interest rate futures contracts are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes. The factors influencing interest rate futures prices are in turn affected by government fiscal and monetary policies and actions, and national and international political and economic events, while stock market values are also influenced by corporate management policies, consumer demand, competition, sources of raw materials and supplies and government regulation.

         At best, the correlation between changes in prices of futures contracts and the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as: variations in speculative market demand for futures and for equity or debt securities, including technical influences in futures trading, and differences between the securities being hedged and the instruments underlying the standard futures contracts available for trading. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock market or interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as initial margin, a 10% decrease in the value of the futures contract would result in a total loss of the initial margin deposit before any deduction for the transaction costs, if the account were then closed out, and 15% decrease would result in a loss equal to 150% of the initial margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security. Furthermore, in order to be certain that the Portfolio has sufficient assets to satisfy its obligations when it purchases a futures contract, the Portfolio deposits cash or cash equivalents equal in value to the market value of the futures contract in a segregated account for the Portfolio with the Fund's custodian.

         Most United States interest rate futures exchanges and the Chicago Mercantile Exchange limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Foreign Currency Futures. The International Equity and High Yield Bond Portfolios have the authority to deal in forward foreign exchange between currencies of the different countries in which the Portfolio will invest as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Portfolios' dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Portfolio arising from the purchase and sale of portfolio securities, the sale and redemption of shares of the Portfolio, or the payment of dividends and distributions by the Portfolio. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The International Equity and High Yield Bond Portfolios will not speculate in forward foreign exchange.

         Risks. Financial futures prices are volatile and difficult to forecast. Stock index futures prices reflect the market values of the stocks included in the index, while interest rate futures contracts are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes. The factors influencing interest rate futures prices are in turn affected by government fiscal and monetary policies and actions, and national and international political and economic events, while stock market values are also influenced by corporate management policies, consumer demand, competition, sources of raw materials and supplies and government regulation.

         At best, the correlation between changes in prices of futures contracts and the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as: variations in speculative market demand for futures and for equity or debt securities, including technical influences in futures trading, and differences between the securities being hedged and the instruments underlying the standard futures contracts available for trading. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock market or interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as initial margin, a 10% decrease in the value of the futures contract would result in a total loss of the initial margin deposit before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the initial margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security. Furthermore, in order to be certain that the Portfolio has sufficient assets to satisfy its obligations when it purchases a futures contract, the Portfolio deposits cash or cash equivalents equal in value to the market value of the futures contract in a segregated account with the Fund's custodian.

         Most United States interest rate futures exchanges and the Chicago Mercantile Exchange limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Federal Income Tax Treatment. For Federal income tax purposes, each Portfolio is required to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Any gain or loss recognized with respect to a futures contract is considered to be 60% long-term and 40% short-term, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

         In order for each Portfolio to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities. Any net gain realized from the closing out of futures contracts, for purposes of the 90% requirement, is considered gain from the sale of securities and therefore is qualifying income. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Portfolio's annual gross income. Consequently, in order for the Portfolio to avoid realizing a gain within a three-month period, the Portfolio may be required to defer the closing out of a contract beyond the time when it would otherwise be advantageous to do so.

COVERED CALL OPTION CONTRACTS

         The Index 500 Stock, Index 400 Stock, Balanced, Growth and Income Stock, Growth Stock, Small Cap Growth Stock, Aggressive Growth Stock and High Yield Bond Portfolios may engage in writing covered call option contracts--options on securities owned by the Portfolios--and may purchase call options only to close out a position acquired through the writing of such options. Any option written or purchased by a Portfolio must be listed on a domestic exchange. A covered call option gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. As consideration for the option the purchaser pays the Portfolio a premium which the Portfolio retains whether or not the option is exercised. A covered call option will benefit a Portfolio if, over the option period, the underlying security declines in value or does not appreciate above the aggregate value of the exercise price and the premium. However, a Portfolio risks a loss of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

         The Portfolios may also close out a position acquired through writing a call option by purchasing a call option on the same security with the same exercise price and expiration date as the call option which it has previously written on the security. Thus, when a security subject to a call option is sold from a Portfolio (i.e., to protect the Portfolio from possible depreciation of the security), the Portfolio will purchase a call option on the security to close out the existing call option. Depending on the premium of the contract, a Portfolio will realize a profit or a loss on the transaction. Option transactions may increase a Portfolio's transaction costs and turnover rate and will be initiated only where appropriate to achieve a Portfolio's investment objectives.

REVERSE REPURCHASE AGREEMENTS

         The Money Market and Balanced Portfolios may enter into reverse repurchase agreements with banks and broker-dealers. Such agreements involve the sale of money market securities held by a Portfolio pursuant to an agreement to repurchase the securities at an agreed upon price, date and interest payment. The Portfolio will use the proceeds of reverse repurchase agreements to purchase other money market securities which either mature, or can be sold under an agreement to resell, at or prior to the expiration of the reverse repurchase agreement. A Portfolio will utilize reverse repurchase agreements when the interest income to be earned from the investment of proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction. When effecting reverse repurchase transactions, a Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account. Amounts subject to reverse repurchase agreements are also subject to a 300% asset coverage requirement. If such amounts in the aggregate exceed this asset coverage requirement, the Portfolio would be obligated within three days to reduce such amounts to meet the requirement. Under no circumstances will a Portfolio enter into a reverse repurchase agreement with Northwestern Mutual.

WARRANTS

         The Index 500 Stock, Index 400 Stock, Balanced, Growth and Income Stock, Growth Stock, Small Cap Growth Stock, Aggressive Growth Stock and High Yield Bond Portfolios may invest in warrants. No Portfolio intends to invest more than 2% of its net assets in warrants that are not listed on a national securities exchange. In no event will a Portfolio's investment in warrants exceed 5% of its net assets. (A warrant is a right to buy a certain security at a set price during a certain time period.)

ASSET-BACKED AND VARIABLE RATE SECURITIES

         Consistent with its investment objectives and policies, the Money Market Portfolio may invest in asset-backed and variable rate securities.

         Asset-backed securities represent fractional interests in pools of retail installment loans or revolving credit receivables. These assets are generally held by a special purpose trust and payments of principal and interest, or interest only, are passed through or paid through monthly or quarterly to certificate holders. Payments may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying receivables are generally subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, for asset-backed securities, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or other receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation or damage to the collateral securing certain contracts, or other factors.

         Variable rate securities bear rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuations in values of the instruments. For the Money Market Portfolio, the Fund determines the maturity of variable rate securities in accordance with Securities and Exchange Commission rules that allow the Fund to consider certain of such instruments as having maturities less than the maturity date on the instrument.

SHORT-TERM TRADING

         Each Portfolio will generally not engage in short-term trading (purchases and sales within seven days).

FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES

         Each Portfolio may enter into firm commitment agreements for the purchase of securities at an agreed upon price on a specified future date. A Portfolio may purchase new issues of securities on a "when-issued" basis, whereby the payment obligation and interest rate on the instruments are fixed at the time of the transaction. Such transactions might be entered into, for example, when the manager of a Portfolio anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.

         A Portfolio will not enter into such a transaction for the purpose of investment leverage. Liability for the purchase price - and all the rights and risks of ownership of the securities - accrue to the Portfolio at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Portfolio to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Portfolio is obligated to purchase such securities it will maintain in a segregated account U.S. Government securities, high-grade debt obligations, or cash or cash equivalents of an aggregate current value sufficient to make payment for the securities.

EURODOLLAR CERTIFICATES OF DEPOSIT

         The Money Market, Balanced, Growth and Income Stock, Growth Stock and High Yield Bond Portfolios may purchase Eurodollar certificates of deposit issued by foreign branches of U.S. banks, but consideration will be given to their marketability and possible restrictions on the flow of international currency transactions. Investment in such securities involves considerations which are not ordinarily associated with investing in domestic instruments, including currency exchange control regulations, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and increased volatility in foreign securities markets, and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest. If the Fund were to invoke legal processes, it might encounter greater difficulties abroad than in the United States.

PRIVATE PLACEMENT TRANSACTIONS AND ILLIQUID ASSETS

         Each Portfolio may invest up to 15% of its total assets in securities acquired in private placement transactions and other illiquid assets. For the Money Market Portfolio the limit is 10%. For the purpose of determining each Portfolio's net asset value, these assets will be valued at their fair value as determined in good faith by the Fund's Directors. If a Portfolio should have occasion to sell an investment in restricted securities at a time when the market for such investments is unfavorable, a considerable period may elapse between the time when the decision to sell it is made and the time when the Portfolio will be able to sell the investment, with a possible adverse effect upon the amount to be realized from the sale.

         Notwithstanding these limitations a Portfolio may purchase securities which, though not registered under the Securities Act of 1933 (the "1933 Act"), are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act. Rule 144A permits unregistered securities to be traded among qualified institutional investors, including the Portfolios. Rule 144A securities that are determined to be liquid are not subject to the limitations on illiquid assets. The Fund's investment adviser, Northwestern Mutual Investment Services, LLC, determines and monitors the liquidity status of each Rule 144A security in which a Portfolio invests, subject to supervision and oversight by the Board of Directors of the Fund. The investment adviser takes into account all of the factors which may have a material bearing on the ability of the Portfolio to dispose of the security in seven days or less, at a price reasonably consistent with the value used to determine the Portfolio's net asset value per share, including the following factors: (1) the frequency and volume of trades, (2) the number and sources of price quotes, (3) the number, and identity, of dealers willing to purchase or sell the issue, and the number and identity of other potential purchasers, (4) any dealer undertakings to make a market in the security, (5) the nature of the security, and (6) the nature of the market in which the issue is traded, including the time typically required to make trades, the methods of soliciting offers and the mechanics of transfer.

RISK FACTORS FOR FOREIGN SECURITIES, FOREIGN CURRENCIES AND FOREIGN INTEREST
RATES

         Foreign Securities The International Equity Portfolio has an unlimited right to purchase securities in any foreign country, developed or developing, if they are listed on a stock exchange, as well as a limited right to purchase such securities if they are unlisted. The Growth and Income Portfolio, Select Bond Portfolio, Balanced Portfolio and High Yield Bond Portfolio may each invest a portion of their assets in foreign securities. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

         There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Portfolios, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing their assets and calculating their net asset value. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Although the International Equity Portfolio may invest up to 15% of its total assets in unlisted foreign securities, including up to 10% of its total assets in securities with a limited trading market, in the opinion of management such securities with a limited trading market generally do not present a significant liquidity problem. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.

         Emerging markets. Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict each Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
(iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some developing countries may be slowed or reversed by unanticipated political or social events in such countries.

         In addition, many countries in which the Portfolios may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, each Portfolio could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in certain developing countries. Finally, even though the currencies of some developing countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the shareholders of a Portfolio.

         Russian securities. Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include, together with Russia's continuing political and economic instability and the slow-paced development of its market economy, the following: (a) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (b) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (c) pervasiveness of corruption, insider-trading, and crime in the Russian economic system; (d) currency exchange rate volatility and the lack of available currency hedging instruments; (e) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (f) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a Portfolio's ability to exchange local currencies for U.S. dollars; (g) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises; (h) the risks of investing in securities with substantially less liquidity and in issuers having significantly smaller market capitalizations, when compared to securities and issuers in more developed markets; (i) the difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (j) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (k) dependency on exports and the corresponding importance of international trade; (l) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws; (m) possible difficulty in identifying a purchaser of securities held by the Portfolios due to the underdeveloped nature of the securities markets; (n) the possibility that pending legislation could restrict the levels of foreign investment in certain industries, thereby limiting the number of investment opportunities in Russia;
(o) the risk that pending legislation would confer to Russian courts the exclusive jurisdiction to resolve disputes between foreign investors and the Russian government, instead of bringing such disputes before an internationally-accepted third-country arbitrator; and (p) the difficulty in obtaining information about the financial condition of Russian issuers, in light of the different disclosure and accounting standards applicable to Russian companies.

         There is little long-term historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for the Portfolios to lose their registration through fraud, negligence or even mere oversight. While each Portfolio will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Portfolios of their ownership rights or improperly dilute their interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Portfolios to enforce any rights they may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent the Portfolios from investing in the securities of certain Russian companies deemed suitable by the manager. Further, this also could cause a delay in the sale of Russian company securities by a Portfolio if a potential purchaser is deemed unsuitable, which may expose the Portfolio to potential loss on the investment.

         Currency Each Portfolio's management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) will be incurred, particularly when a Portfolio changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Portfolios from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

         Each Portfolio may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Portfolios may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

         Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Portfolio's securities are denominated may have a detrimental impact on that Portfolio. Through the flexible policy of the Portfolio, its manager endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places the investments of the International Equity Portfolio.

         The exercise of this flexible policy may include decisions to buy securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

         Euro. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which is replacing the national currency for participating member countries. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets.

         Franklin Resources, Inc. has created an interdepartmental team to handle all euro-related changes to enable the mutual funds managed by Templeton Investment Counsel, Inc. to process transactions accurately and completely with minimal disruption to business activities. While the implementation of the euro could have a negative effect on the International Equity Portfolio, the Portfolio's manager and its affiliated services providers are taking steps they believe are reasonably designed to address the euro issue.

         Interest rate To the extent each Portfolio invests in debt securities, changes in interest rates in any country where the Portfolio is invested will affect the value of its assets and, consequently, its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to cause the face value of a debt security to decrease, having a negative effect on the value of the Portfolio's shares. Of course, interest rates have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

PORTFOLIO TURNOVER

         Portfolio turnover may vary from year to year or within a year depending upon economic, market and business conditions. The annual portfolio turnover rates of the Portfolios cannot be accurately predicted. It is anticipated that the annual portfolio turnover rate for the Index 500 Stock Portfolio will not exceed 6%, that the rate for the High Yield Bond Portfolio will generally not exceed 200% and that the rate for the Select Bond Portfolio will generally not exceed 185%. For the other Portfolios, it is anticipated that the rate will generally not exceed 100%. In 1999 the portfolio turnover rate for the Growth and Income Stock Portfolio exceeded 100% because of market conditions over the course of the year. Short-term debt securities are excluded in the calculation of portfolio turnover rates. U.S. Government securities are included in the calculation of portfolio turnover rates.


         For years 1998 and 1999, the portfolio turnover rates were:

                  Portfolio Turnover Rate                     1999              1998
                  -----------------------                     ----              ----
                  Small Cap Growth Stock                     70.72%*             --
                  Aggressive Growth Stock                    68.64%            50.43%
                  International Equity                       38.37%            30.41%
                  Index 400 Stock                            26.51%*             --
                  Growth Stock                               27.26%            21.64
                  Growth and Income Stock                   106.93%           160.40%
                  Index 500 Stock                             5.65%             3.03%
                  Balanced                                   27.16%            44.18%
                  High Yield Bond                           139.87%           153.71%
                  Select Bond                                76.65%           161.79%
                  * From commencement of operations on April 30, 1999.



         The annual portfolio turnover rate of each Portfolio is the lesser of purchases or sales of the Portfolio's securities for the year stated as a percentage of the average value of the Portfolio's assets.

MANAGEMENT OF THE FUND

         The Board of Directors of the Fund is responsible for the administration of the affairs of the Fund. The following is a list of the Directors and Officers of the Fund together with a brief description of their principal occupations during the past five years.

         James D. Ericson (64), President and Director*
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Chairman and Chief Executive Officer of Northwestern Mutual since 2000; prior thereto, President and Chief Executive Officer. Trustee of Northwestern Mutual.

         Stephen N. Graff (65), Director*
         805 Lone Tree Road
         Elm Grove, WI  53122

                  Retired Partner, Arthur Andersen LLP (Public Accountants). Trustee of Northwestern Mutual since 1996

         Martin F. Stein (63), Director
         1800 East Capitol Drive
         Milwaukee, WI  53211

                  Founder of Stein Optical (retail sales of eyewear)

         John K. MacIver (69), Director
         100 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Partner, Michael Best & Friedrich, Attorneys at Law

         William J. Blake (67), Director
         731 North Jackson Street
         Milwaukee, WI  53202

                  Chairman, Blake Investment Corp. (real estate investments and venture capital)

         William A. McIntosh (61), Director
         525 Sheridan Road
         Kenilworth, IL 60043

                  Retired Division Head, U.S. Fixed Income of Salomon Brothers (investment securities)

         Mark G. Doll (50), Vice President and Treasurer
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Vice President and Assistant Treasurer-Public Markets of Northwestern Investment Management Company since 1998. Senior Vice President of Northwestern Mutual since 1996. Executive Vice President, Investment Advisory Services of Northwestern Mutual Investment Services, LLC since 1996; prior thereto, President

         Patricia L. Van Kampen (48), Vice President-Investments
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Managing Director of Northwestern Investment Management Company since 1998; prior thereto, Vice President-Common Stocks of Northwestern Mutual. Vice President-Common Stocks of Northwestern Mutual Investment Services, LLC

         William R. Walker (43), Vice President-Investments
         720 East Wisconsin Avenue
         Milwaukee, Wisconsin  53202

                  Managing Director of Northwestern Investment Management Company since 1998; prior thereto, Director of Common Stocks of Northwestern Mutual. Vice President of Northwestern Mutual Investment Services, LLC

         Julie M. Van Cleave (41), Vice President-Investments
         720 East Wisconsin Avenue
         Milwaukee, Wisconsin  53202

                  Managing Director of Northwestern Investment Management Company since 1998; prior thereto, Director of Common Stocks of Northwestern Mutual. Vice President-Common Stocks of Northwestern Mutual Investment Services, LLC

         Steven P. Swanson (46), Vice President-Investments
         720 East Wisconsin Avenue
         Milwaukee, Wisconsin  53202

                  Managing Director of Northwestern Investment Management Company since 1998; Vice President-Securities of Northwestern Mutual from 1994 to 1997; prior thereto, Director-Securities; Vice President of Northwestern Mutual Investment Services, LLC

         Varun Mehta (32), Vice President-Investments
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Director of Northwestern Investment Management Company since 1998; Investment Officer-Public Fixed Income of Northwestern Mutual from March of 1997 to December of 1997. Portfolio Research Manager-Fixed Income and Portfolio Manager-Fixed Income of the Ameritech Investment Management Department from 1993 to March of 1997.

         Jefferson V. DeAngelis (42), Vice President-Investments
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Managing Director of Northwestern Investment Management Company since 1998; prior thereto, Vice President-Fixed Income Securities of Northwestern Mutual. Vice President-Fixed Income Securities of Northwestern Mutual Investment Services, LLC

         Timothy S. Collins (38), Vice President-Investments
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Director of Northwestern Investment Management Company since 1998; Director of Investments for Northwestern Mutual from October of 1996 to December of 1997; Associate Director - Investments from 1993 to 1996; prior thereto, Investment Officer.

         Merrill C. Lundberg (60), Secretary
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Assistant General Counsel of Northwestern Mutual. Secretary of Northwestern Mutual Investment Services, LLC

         Barbara E. Courtney (42), Controller
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Associate Director of Mutual Fund Accounting of Northwestern Mutual since 1996; prior thereto, Assistant Director of Investment Accounting. Assistant Treasurer of Northwestern Mutual Investment Services, LLC

* Directors identified with an asterisk are "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940.

John K. MacIver has served as a Director since February 2, 1984. William J. Blake has served as a Director since March 9, 1988. James D. Ericson has served as a Director since April 27, 1994. Stephen N. Graff and Martin F. Stein have served as Directors since March 29, 1995. William A. McIntosh has served as a Director since May 8, 1997.

         An Audit Committee and Nominating Committee have been established for the Fund. Each Committee is made up of those Directors who are not "interested persons" of the Fund within the meaning of the Investment Company Act.

         All Board members and officers of the Fund are also board members or officers of Mason Street Funds, Inc. ("MSF"), a registered investment company. Each of the Directors and principal officers of the Fund who is also an affiliated person of Northwestern Mutual Investment Services, LLC ("NMIS") or Northwestern Mutual is named above, together with the capacity in which such person is affiliated with NMIS or Northwestern Mutual.

COMPENSATION OF OFFICERS AND DIRECTORS. The Fund pays no salaries or compensation to any of its officers or Directors employed by Northwestern Mutual. NMIS, the investment advisor to the Fund, pays each of the other Directors of the Fund a total of up to $21,000 per year, consisting of a $10,000 retainer paid in January and $3,000 per meeting of the board of the Fund attended. MSF pays other Directors fees totaling $12,000 per year, consisting of a $5,000 retainer paid in April and an average of $1,750 per meeting of the Board of Directors of MSF attended. The Fund neither pays nor accrues any pension or retirement benefits to any of the Directors.


                                             COMPENSATION TABLE

          (1)                      (2)                    (3)                     (4)                    (5)
    Name of Person,             Aggregate        Pension or Retirement     Estimated Annual      Total Compensation
        Position              Compensation        Benefits Accrued as        Benefits Upon        From Series Fund
                             From Registrant     Part of Fund Expenses        Retirement         Registrant and Fund
                                                                                                   Complex Paid to
                                                                                                  Directors in 1999

James D. Ericson,                 None                    None                   None                   None
Director

William Blake,                    None                    None                   None                  $33,500
Director

Stephen N. Graff,                 None                    None                   None                  $33,500
Director

John K. MacIver,                  None                    None                   None                  $33,500
Director

Martin F. Stein,                  None                    None                   None                  $33,500
Director

William A. McIntosh,              None                    None                   None                  $33,500
Director



OWNERSHIP OF SHARES OF THE FUND

         All of the outstanding shares of the Fund are held by Northwestern Mutual for its General Account and for its separate investment accounts used for variable annuity contracts and variable income policies. Additional shares are being offered only to Northwestern Mutual and the separate investment accounts. Northwestern Mutual is a Wisconsin corporation.

         The following tables show the allocation of shares of the Portfolios of the Fund among the General Account and the separate investment accounts as of March 31, 2000.


                        SMALL CAP GROWTH STOCK PORTFOLIO

NML Variable Annuity Account A                              5,725,011 shares        (  7.7%)
NML Variable Annuity Account B                             54,232,584 shares        ( 73.1%)
NML Variable Annuity Account C                              1,011,109 shares        (  1.4%)
Northwestern Mutual Variable Life Account                  10,803,133 shares        ( 14.6%)
General Account                                             2,424,169 shares        (  3.2%)
                                                            ----------------        --------
         Total                                             74,196,006 shares        (100.0%)



                        AGGRESSIVE GROWTH STOCK PORTFOLIO

NML Variable Annuity Account A                             21,646,240 shares        (  6.7%)
NML Variable Annuity Account B                            223,582,490 shares        ( 69.3%)
NML Variable Annuity Account C                             31,283,200 shares        (  9.7%)
Northwestern Mutual Variable Life Account                  45,731,431 shares        ( 14.3%)
General Account                                                     0 shares        (  0.0%)
                                                                    --------        --------
         Total                                            322,243,361 shares        (100.0%)

                         INTERNATIONAL EQUITY PORTFOLIO

NML Variable Annuity Account A                             25,539,128  shares       (  5.5%)
NML Variable Annuity Account B                            324,385,799  shares       ( 70.0%)
NML Variable Annuity Account C                             38,816,253  shares       (  8.4%)
Northwestern Mutual Variable Life Account                  74,431,807  shares       ( 16.1%)
General Account                                                     0  shares       (  0.0%)
                                                                    ---------       --------
         Total                                            463,172,987  shares       (100.0%)

                            INDEX 400 STOCK PORTFOLIO

NML Variable Annuity Account A                             2,803,691  shares        (  3.9%)
NML Variable Annuity Account B                            35,940,260  shares        ( 50.3%)
NML Variable Annuity Account C                               692,670  shares        (  1.0%)
Northwestern Mutual Variable Life Account                  6,694,926  shares        (  9.4%)
General Account                                           25,354,430  shares        ( 35.4%)
                                                          ------------------        --------
         Total                                            71,485,977  shares        (100.0%)

                             GROWTH STOCK PORTFOLIO

NML Variable Annuity Account A                             14,552,295  shares       (  5.4%)
NML Variable Annuity Account B                            185,439,161  shares       ( 69.3%)
NML Variable Annuity Account C                             16,431,731  shares       (  6.1%)
Northwestern Mutual Variable Life Account                  51,239,381  shares       ( 19.2%)
General Account                                                     0  shares       (  0.0%)
                                                                    ---------       --------
         Total                                            267,662,568  shares       (100.0%)

                        GROWTH AND INCOME STOCK PORTFOLIO

NML Variable Annuity Account A                             20,829,601  shares       (  5.1%)
NML Variable Annuity Account B                            293,697,928  shares       ( 72.2%)
NML Variable Annuity Account C                             24,313,258  shares       (  6.0%)
Northwestern Mutual Variable Life Account                  67,945,441  shares       ( 16.7%)
General Account                                                     0  shares       (  0.0%)
                                                                    ---------       --------
         Total                                            406,786,228  shares       (100.0%)

                            INDEX 500 STOCK PORTFOLIO

NML Variable Annuity Account A                             41,789,958  shares       (  7.2%)
NML Variable Annuity Account B                            395,027,400  shares       ( 67.7%)
NML Variable Annuity Account C                             56,469,537  shares       (  9.7%)
Northwestern Mutual Variable Life Account                  89,896,766  shares       ( 15.4%)
General Account                                                     0  shares       (  0.0%)
                                                                    ----------      --------
         Total                                            583,183,661  shares       (100.0%)

                               BALANCED PORTFOLIO

NML Variable Annuity Account A                             134,647,859  shares      (  8.7%)
NML Variable Annuity Account B                           1,261,217,588  shares      ( 81.3%)
NML Variable Annuity Account C                              72,148,161  shares      (  4.6%)
Northwestern Mutual Variable Life Account                   83,731,005  shares      (  5.4%)
General Account                                                      0  shares      (  0.0%)
                                                                     ---------      --------
         Total                                           1,551,744,613  shares      (100.0%)



                              HIGH YIELD PORTFOLIO

NML Variable Annuity Account A                             7,750,678  shares        (  4.1%)
NML Variable Annuity Account B                           132,464,943  shares        ( 70.3%)
NML Variable Annuity Account C                             7,018,294  shares        (  3.7%)
Northwestern Mutual Variable Life Account                 22,768,063  shares        ( 12.1%)
General Account                                           18,487,548  shares        (  9.8%)
                                                          ------------------        --------
         Total                                           188,489,526  shares        (100.0%)

                              SELECT BOND PORTFOLIO

NML Variable Annuity Account A                             18,373,781  shares       (  7.6%)
NML Variable Annuity Account B                            193,767,250  shares       ( 80.4%)
NML Variable Annuity Account C                             14,328,513  shares       (  5.9%)
Northwestern Mutual Variable Life Account                  14,635,340  shares       (  6.1%)
General Account                                                     0  shares       (  0.0%)
                                                                    ---------       --------
         Total                                            241,104,884  shares       (100.0%)

                             MONEY MARKET PORTFOLIO

NML Variable Annuity Account A                             25,334,626  shares       (  7.2%)
NML Variable Annuity Account B                            235,167,702  shares       ( 67.1%)
NML Variable Annuity Account C                             17,654,706  shares       (  5.0%)
Northwestern Mutual Variable Life Account                  72,301,907  shares       ( 20.7%)
General Account                                                     0  shares       (  0.0%)
                                                                    ---------       --------
         Total                                            350,458,941  shares       (100.0%)


         The shares held in connection with certain of the separate investment accounts are voted by Northwestern Mutual in accordance with instructions received from owners of variable annuity contracts and variable life insurance policies. The shares held in its General Account are voted by Northwestern Mutual in the same proportions as the shares held in connection with these separate investment accounts. If applicable laws or regulations change so as to permit Northwestern Mutual to vote the Fund shares in its own discretion, it may elect to do so.
INVESTMENT ADVISORY AND OTHER SERVICES

         The Fund's investment adviser, Northwestern Mutual Investment Services, LLC ("NMIS"), is a wholly-owned subsidiary of Northwestern Mutual. The adviser provides investment advice and recommendations regarding the purchase and sale of securities for the Portfolios and the selection of brokers pursuant to Investment Advisory Agreements (the "Agreements"). Each Agreement provides that the adviser will also provide certain services and pay the expenses of the Fund for certain other administrative services, office space and facilities and the services of all directors, officers and employees of the Fund. Each Portfolio (except the Select Bond, Money Market and Balanced Portfolios) pays its own expenses for fees for services rendered by the custodian, legal counsel and auditors; costs of Federal registrations of Fund shares; expenses of meetings and reports; taxes; and brokerage and other expenses directly related to portfolio transactions.

         For acting as investment adviser and for providing such services and paying such expenses the adviser is paid a monthly fee at the annual rates set forth in the prospectus for the respective Portfolios. The Fund also pays all interest charges, brokerage commissions, taxes and extraordinary expenses incurred in connection with the operation of the Fund. Expenses paid by the Fund are charged to the Portfolios to which the expenses relate.

         For the fiscal years ended December 31, 1997, December 31, 1998, December 31 1999, NMIS received $23,423,272, $28,213,362, and $32,898,876, respectively, for its services as investment adviser to the Fund.

         Northwestern Mutual and its wholly-owned subsidiary, Northwestern Investment Management Company, employ a full staff of investment personnel to manage the investment assets of Northwestern Mutual. These personnel and related facilities are utilized by NMIS in performing its obligations under the Agreements and Northwestern Mutual is a party to each Agreement.

         "Northwestern Mutual Life" is the name and service mark of The Northwestern Mutual Life Insurance Company and the right of the Fund to use the name and mark is subject to the consent of Northwestern Mutual. Under the Agreement providing such consent, the Fund recognizes the prior rights of Northwestern Mutual in the name and mark, agrees that use of the name and mark by the Fund will inure to the benefit of Northwestern Mutual and agrees that its right to use the name and mark can be terminated by Northwestern Mutual and will automatically be terminated if at any time NMIS ceases to be the investment adviser to the Fund or if NMIS ceases to be a subsidiary of Northwestern Mutual.

         Templeton Investment Counsel, Inc. ("Templeton Counsel"), a Florida corporation with principal offices at 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394 has been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the International Equity Portfolio, subject to the general control of the Board of Directors of the Fund. Templeton Counsel is a wholly-owned indirect subsidiary of Franklin Resources, Inc. Certain clients of Templeton Counsel may have investment objectives and policies similar to those of the International Equity Portfolio. Templeton Counsel may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the International Equity Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of Templeton Counsel to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Templeton Counsel to the accounts involved, including the International Equity Portfolio. When two or more of the clients of Templeton Counsel (including the International Equity Portfolio) are purchasing the same security on a given day from the same broker-dealer, such transactions may be averaged as to price. For its services pursuant to the sub-advisory agreement, Templeton Counsel is paid, by NMIS, compensation at the annual rate of .50% of the average net assets of the International Equity Portfolio, reduced to .40% on assets in excess of $100 million.

         J.P. Morgan Investment Management Inc. ("J.P. Morgan Investment"), 522 Fifth Avenue, New York, New York 10036, provides investment advisory services to the Growth and Income Stock Portfolio, pursuant to an investment sub-advisory agreement. For the services provided, NMIS pays J.P. Morgan Investment a fee at the annual rate of .45% on the first $100 million of the Portfolio's assets,
 .40% on the next $100 million, .35% on the next $200 million and .30% on assets in excess of $400 million.

         J.P. Morgan Investment is an investment manager for corporate, public, and union employee benefit funds, foundations, endowments, insurance companies, government agencies and the accounts of other institutional investors. A wholly owned subsidiary of J.P. Morgan & Co. Inc., J.P. Morgan Investment was incorporated in the state of Delaware on February 7, 1984 and commenced operations on July 2, 1984. It was formed from the Institutional Investment Group of Morgan Guaranty Trust Company of New York, also a subsidiary of J.P. Morgan & Co. Inc.

         Morgan acquired its first tax-exempt client in 1913 and its first pension account in 1940. Assets under management have grown to over $300 billion as of 12/31/99. With offices in London and Singapore, J.P. Morgan Investment draws from a worldwide resources base to provide comprehensive service to an international group of clients. Investment management activities in Japan and Germany are carried out by affiliates, Morgan Trust Bank in Tokyo, and J.P. Morgan Investment GmbH in Frankfurt.

         Northwestern Mutual is the licensee under two License Agreements with Standard & Poor's, dated as of November 30, 1990 and February 19, 1999 for the

S&P 500 Index and the S&P MidCap 400 Index, respectively, relating to the Fund as well as certain other mutual funds sponsored by Northwestern Mutual. The following disclaimers and limitations are included in accordance with the requirements of the License Agreements:

                  The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc., and none of the Portfolios of the Fund is so sponsored, endorsed, sold or promoted. S&P makes no representation or warranty, express or implied, to the owners of the Fund or any of its Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Fund or any of its Portfolios particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index, both of which are determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund or any of its Portfolios into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund or any of its Portfolios to be issued or in the determination or calculation of the equation by which the Fund or any of its Portfolios is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

                  S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

         The custodian for the Index 400 Stock, Small Cap Growth Stock, Index 500 Stock, Aggressive Growth Stock and Balanced Portfolio is The Chase Manhattan Bank, N.A., One Chase Manhattan Plaza, New York, New York 10081. The custodian for the Select Bond, High Yield Bond, Money Market, Growth Stock and Growth and Income Stock Portfolios is Bankers Trust Company, 16 Wall Street, New York, New York 10015. The custodian for the International Equity Portfolio is Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109. The custodians maintain custody of securities and other assets of the respective Portfolios and perform certain services in connection with the purchase, sale, exchange and pledge of securities of the Portfolios. Canadian Imperial Bank of Commerce, Commerce Court, Ontario, Canada M5L 1A2 provides custodial services for the Fund in Canada.

         PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, is the independent public accountant of the Fund and performs auditing services for the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION AND OTHER PRACTICES

         There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up.

In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the investment adviser or sub-adviser may be unable to negotiate commission rates for these transactions.

         The investment adviser, or sub-adviser in the case of the Growth and Income Stock and International Equity Portfolios, places all orders for the purchase and sale of portfolio securities, options, and futures contracts for each Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the investment adviser or sub-adviser will attempt to obtain the best net results for the Portfolio, taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on United States stock exchanges for the account of the Fund, the investment adviser or sub-adviser may pay higher commission rates than the lowest available when the investment adviser or sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the investment adviser or sub-adviser may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup.

         Some securities considered for investment by the Fund's Portfolios may also be appropriate for other clients served by the investment adviser or sub-adviser. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients served by the investment adviser or sub-adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolios and clients in a manner deemed fair and reasonable by the investment adviser or sub-adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the investment adviser or sub-adviser, and the results of such allocations, are subject to periodic review by the Fund's investment adviser and directors.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the investment adviser or sub-adviser may receive research services from many broker-dealers with which the investment adviser or sub-adviser places portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the investment adviser or sub-adviser in advising its various clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing a Portfolio.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, the investment adviser or sub-adviser may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the investment adviser or sub-adviser, an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

         There are no arrangements whatsoever, written or oral, relating to the allocation to specific brokers of orders for Portfolio transactions. Consideration is given to those firms providing statistical and research services to the investment adviser or sub-adviser, but it is not the policy of any Portfolio to pay higher brokerage commissions to a firm solely because it has provided such services. In 1999 all brokerage business was allocated to firms which provided these services. Statistical and research services furnished by brokers typically include: analysts' reports on companies and industries, market forecasts, economic analyses and the like. Such services may tend to reduce the expenses of the adviser or sub-adviser and this has been considered in setting the advisory fee paid by each Portfolio. During the years ended December 31, 1997, 1998, and 1999, the Fund paid brokerage commissions of $3,985,791, $5,133,812, and $6,299,124, respectively.

         The Directors of the Fund have recently authorized the investment adviser and sub-advisers to place portfolio orders for the Fund with Robert W. Baird & Co. Incorporated ("Baird"), a broker-dealer which is a corporate affiliate of Northwestern Mutual. This authorization is subject to all applicable legal requirements, including procedures adopted by the Directors. During 1997, the Fund paid $21,869 in commissions to Baird. This represents .5% of the aggregate brokerage commissions paid during 1997 and .6% of aggregate Fund transactions. During 1998, the Fund paid $48,828 in commissions to Baird. This represents 2.4% of the aggregate brokerage commissions paid during 1998 and
 .3% of aggregate Fund transactions. During 1999, the Fund paid $34,410 in commissions to Baird. This represents 1.2% of the aggregate brokerage commissions paid during 1999 and less than .1% of aggregate Fund transactions.

ORGANIZATION AND CAPITAL STOCK

         The Fund was incorporated in Maryland on December 22, 1983.

         The Fund issues a separate class of capital stock for each Portfolio. Each share of capital stock issued with respect to a Portfolio has a pro rata interest in the assets of that Portfolio and has no interest in the assets of any other Portfolio. Each share of capital stock is entitled to one vote on all matters submitted to a vote of shareholders. Shares of a Portfolio will be voted separately, however, on matters affecting only that Portfolio, including approval of the Investment Advisory Agreement and changes in fundamental investment policies of a Portfolio. The assets of each Portfolio are charged with the liabilities of the Portfolio and their proportionate share of the general liabilities of the Fund based on the relative asset size of the Portfolios at the time the liabilities are incurred. All shares may be redeemed for cash at any time.

         All of the outstanding shares of each Portfolio are owned of record by Northwestern Mutual. Shares of each Portfolio are presently being offered only to Northwestern Mutual and its separate investment accounts used for variable annuity contracts and variable life insurance policies. The shares held in connection with certain of the separate investment accounts are voted by Northwestern Mutual in accordance with instructions received from the owners of the variable annuity contracts and variable life insurance policies. The shares held by Northwestern Mutual as general assets are voted by Northwestern Mutual in the same proportions as the shares held in connection with these separate investment accounts. If applicable laws, regulations or interpretations change so as to permit Northwestern Mutual to vote the Fund shares in its own discretion, it may elect to do so.

         As stated above, the shares of the Fund are offered to separate investment accounts to fund both variable life insurance policies and variable annuity contracts. Because of differences in tax treatment or other considerations it is possible that the interests of variable life insurance policyowners, owners of variable annuity contracts or owners of other contracts that may participate in the Fund in the future might at some time be in conflict. The Board of Directors of the Fund will monitor for any material conflicts and determine what action, if any, should be taken. Northwestern Mutual has agreed to be responsible, at its cost, to remedy or eliminate any irreconcilable material conflict up to and including establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and variable life insurance policies.

         The capital stock of the Fund is divided into eleven classes corresponding to the eleven Portfolios of the Fund. Each class is preferred over the other classes with respect to the assets of the Portfolio to which the class relates. Dividends and distributions, including distributions in the event of liquidation, are payable only out of assets of the Portfolio to which the class relates. All shares of the Fund are entitled to vote on all matters submitted to a vote of the shareholders except that shares shall be voted by class on matters concerning only that class, to approve an investment advisory agreement, to approve changes in fundamental policies with respect to that class and when otherwise required by the Investment Company Act of 1940. Shares may be redeemed only for cash, except that capital stock of any class may be redeemed in kind with assets of the Portfolio to which the class relates if the Directors deem such action desirable. Each share is nonassessable and shareholders have no preemptive or conversion rights.

         Each Portfolio is a diversified series of the Fund. The Fund is an open-end management investment company.

PURCHASE, REDEMPTION AND PRICING OF SHARES

         Shares of each Portfolio are offered and redeemed at their net asset value as next determined following receipt of a purchase order or tender for redemption without the addition of any selling commission or "sales load" or any redemption charge. The redemption price may be more or less than the shareholder's cost.

         The net asset value of each share of each Portfolio is the net asset value of the entire Portfolio divided by the number of shares of the Portfolio outstanding. The net asset value of an entire Portfolio is determined by computing the value of all assets of the Portfolio and deducting all liabilities, including reserves and accrued liabilities of the Portfolio. Portfolio securities for which market quotations are readily available are valued at current market value.

         Equity securities listed on a stock exchange and all call options are valued at the closing sale price on the stock or options exchange or, if there has been no such sale, at the closing bid price; stock index futures contracts and interest rate futures contracts are valued at the closing settlement price on the commodities exchange; unlisted equity securities are valued at the closing bid price on the over-the-counter market.

         Debt securities with maturities generally exceeding one year are valued on the basis of valuations furnished by Interactive Data Corporation, a facility which utilizes electronic data processing techniques to report valuations for normal institutional size trading units of debt securities, without regard to exchange or over-the-counter prices, unless the Directors of the Fund determine that in the case of a particular security some other value is fair.

         Money market instruments and debt securities with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market, except for the Money Market Portfolio. Marking to market is based on an average (provided by a communication network) of the most recent bid prices or yields. The marking to market method takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities.

         Securities with remaining maturities of sixty days or less, and all debt securities of the Money Market Portfolio, are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market. Under the amortized cost method of valuation, the security will initially be valued at the cost on the date of purchase (or, in the case of securities purchased with more than 60 days remaining to maturity the market value on the 61st day prior to maturity); and thereafter the Portfolio will assume a constant proportionate amortization in value until maturity of any discount or premium.

         The value of a foreign security held by the International Equity Portfolio is determined in its national currency as of the close of trading on the foreign exchange on which it is traded, or as of 4:00 p.m., New York time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at foreign exchange rates in effect at 11:00 a.m., New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, and will therefore not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Directors of the Fund. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business in New York on each day on which the New York Stock Exchange is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every New York business day. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. The International Equity Portfolio calculates net asset value per share, and therefore effects sales and redemptions of its shares, as of the close of the New York Stock Exchange once on each day on which that Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and if events occur which materially affect the value of these foreign securities, they will be valued at fair market value as determined by the management and approved in good faith by the Directors of the Fund.

         All other assets, including any securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith by the Directors of the Fund. The net asset value is determined as of the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading. In accordance with the requirements of the Investment Company Act of 1940 the Portfolios will also determine the net asset value of their shares on any other day on which there is sufficient trading to materially affect the value of their securities.

         The Money Market Portfolio will use its best efforts to maintain a constant net asset value per share of $1.00 (computed to an accuracy of $.005); however, the net asset value is subject to fluctuation based upon changes in the value of the Portfolio's securities. Accordingly, if net losses on the Portfolio's securities for a given period exceed income after expenses, the net asset value per share of Money Market Portfolio capital stock will decline. The Board of Directors of the Fund will take such action as it considers appropriate to maintain the stability of the net asset value per share. For example, the Directors may reduce or suspend the payment of dividends if the net asset value per share should decline below $.995 and the Directors may supplement such dividends with other distributions if the net asset value per share should rise above $1.005.

         The total offering price per share for each Portfolio is computed as follows:

                                          SPECIMEN PRICE-MAKE-UP SHEET
                                            (as of December 31, 1999)


                                                 SMALL CAP
                                                  GROWTH            AGGRESSIVE          INTERNATIONAL         INDEX 400
                                                  STOCK            GROWTH STOCK            EQUITY              STOCK
                                                 PORTFOLIO          PORTFOLIO             PORTFOLIO           PORTFOLIO
                                                 ---------          ---------             ---------           ---------

NET ASSETS                                    $71,482,646         $1,485,311,163        $772,170,457          $59,644,323

NUMBER OF SHARES
  OUTSTANDING                                  39,849,289            309,009,033         433,636,322           53,566,708

NET ASSET VALUE PER SHARE
  (NET ASSETS - NUMBER OF SHARES
  OUTSTANDING)                                  $1.794               $4.807               $1.781                $1.113

OFFERING AND REDEMPTION
  PRICE PER SHARE                                $1.79                $4.81                $1.78                 $1.11



                                                                                 GROWTH AND
                                                        GROWTH STOCK            INCOME STOCK               INDEX 500
                                                         PORTFOLIO                PORTFOLIO             STOCK PORTFOLIO
                                                         ---------                ---------             ---------------

NET ASSETS                                             $676,133,829              661,551,933            $2,271,955,777

NUMBER OF SHARES OUTSTANDING                            254,559,718              423,861,458               584,474,260

NET ASSET VALUE PER SHARE
  (NET ASSETS - NUMBER OF SHARES
  OUTSTANDING)                                            $2.656                   $1.561                   $3.887

OFFERING AND REDEMPTION PRICE PER SHARE

                                                           $2.66                    $1.56                    $3.89


                                                                            HIGH YIELD
                                                    BALANCED                  BOND              SELECT BOND         MONEY MARKET
                                                    PORTFOLIO               PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                    ---------               ---------            ---------            ---------

NET ASSETS                                       $3,557,900,234             $161,423,443         $286,492,754        $404,181,745

NUMBER OF SHARES
  OUTSTANDING                                     1,601,484,155              196,343,290          253,257,931         404,259,096

NET ASSET VALUE PER SHARE
(NET ASSETS - NUMBER OF SHARES
OUTSTANDING)                                        $2.222                    $0.822               $1.131              $1.000

OFFERING AND REDEMPTION PRICE PER
 SHARE                                                $2.22                     $0.82                $1.13               $1.00

         Payment for the shares redeemed must be made within seven days after the evidence of ownership of such shares is tendered to the Fund; however, the right to redeem Fund shares may be suspended, or payment of the redemption value postponed, during any period in which the New York Stock Exchange is closed or trading thereon is restricted, or any period during which an emergency exists, or as otherwise permitted by the Investment Company Act of 1940.


TAXES AND DIVIDENDS

         Each Portfolio is qualified or intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In order to avoid taxation of capital gains under Subchapter M of the Code, each Portfolio, except the Money Market Portfolio, will distribute net capital gains annually. Net capital gains from the sale of investments will be calculated by subtracting any unused capital loss carryforward from net realized gain for the year, as prescribed by the Internal Revenue Code. No distribution of realized capital gains will be made until any capital loss carryforward has been exhausted or expired. At the end of its last fiscal year, the High Yield Bond Portfolio had an unused capital loss carryforward of $2,519,798.

CALCULATION OF YIELD QUOTATIONS OF THE MONEY MARKET PORTFOLIO

         The Money Market Portfolio's yield is its current investment income expressed in annualized terms. The Portfolio's yield is calculated by determining the net change in the value of a pre-existing account having a balance of one share at the beginning of a seven-day base period. The net change in the value of the account is divided by the value of the account at the beginning of the period to obtain the base period return. The result is then multiplied by 365 and divided by seven, with the resulting annualized yield carried to the nearest hundredth of one percent. For purposes of this calculation the net change in the value of the account reflects the value of additional Portfolio shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The calculation reflects net investment income of the Portfolio for the period, including accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses, but does not include realized or unrealized gains or losses.

                                   APPENDIX A


Description of Ratings as Provided by the Rating Services

CORPORATE BONDS

         Moody's Investors Service, Inc.

         Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small.

         Caa--Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest.

         Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C--Bonds which are rated C are the lowest rated class of bonds and are regarded as having extremely poor prospects of ever attaining any real investment standing.

         Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

         Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

         Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic ratings classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Standard & Poor's
         AAA--Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA--Debt rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A--Debt rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB--Debt rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB--Debt rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B--Debt rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC--Debt rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC--Debt rated 'CC' is currently highly vulnerable to nonpayment.

         C--A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         D--Debt rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus(-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         r--This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

         N.R.--This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

PREFERRED STOCKS

         Moody's Investors Service, Inc.

         aaa--considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa--considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a--considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa--considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

          ba--considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         b--generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         caa--likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         ca--speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

         c--lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

         Moody's Investors Service

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of one year.

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. PRIME-1 repayment ability will often be evidenced by the following characteristics:

         --       Leading market positions in well-established industries.

         --       High rates of return on funds employed.

         -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

         Standard & Poor's

         S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

         A-1 Commercial paper rated 'A-1' is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2 Commercial paper rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3 Commercial paper rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         B Commercial paper rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         C Commercial paper rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         D Commercial paper rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                                   APPENDIX B

                                Glossary of Terms


Certificate of Deposit
         A certificate of deposit is a short term obligation of a commercial bank.

Eurodollar Certificate of Deposit
         A Eurodollar certificate of deposit is a short term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

Time Deposit
         A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

Bankers' Acceptance
         A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

Variable Amount Master Note
         A variable amount master note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender.

Commercial Paper
         Commercial paper is a short term promissory note issued by a corporation primarily to finance short term credit needs.

[PRICEWATERHOUSECOOPERS LLC - LETTERHEAD]

REPORT OF INDEPENDENT ACCOUNTANTS

To The Shareholders and Board of Directors of
Northwestern Mutual Series Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Growth Stock Portfolio, Aggressive Growth Stock Portfolio, International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio (constituting Northwestern Mutual Series Fund, Inc., hereafter referred to as the "Fund") at December 31, 1999, the results of each of their operations for the year or period then ended, the changes in each of their net assets and financial highlights for the years or periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

[PRICEWATERHOUSECOOPERS LLC]
Milwaukee, Wisconsin
January 27, 2000

Accountants' Report                  B- 38

NORTHWESTERN MUTUAL SERIES FUND, INC.
Statements of Assets and Liabilities
December 31, 1999
(in thousands, except per share amounts)

                                            SMALL CAP      AGGRESSIVE    INTERNATIONAL   INDEX 400      GROWTH      GROWTH AND
                                           GROWTH STOCK   GROWTH STOCK      EQUITY         STOCK        STOCK      INCOME STOCK
                                            PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at value (1)...............  $   70,364     $1,489,394     $  769,602     $   59,282   $  678,360    $  662,396
  Cash....................................          --            489            185            168        1,028         1,505
  Due from Futures Variation Margin.......         144            494             --             18          161            --
  Due from Sale of Fund Shares............       1,093            358            273             60          393            68
  Due from Sale of Securities.............           7            347         11,577            204        1,879           390
  Dividends and Interest Receivable.......           4             92          3,260             32          425           681
                                            ----------     ----------     ----------     ----------   ----------    ----------
    TOTAL ASSETS..........................      71,612      1,491,174        784,897         59,764      682,246       665,040
                                            ----------     ----------     ----------     ----------   ----------    ----------

LIABILITIES
  Due on Purchase of Securities...........          --          3,572             90             --        5,357         2,095
  Due on Redemption of Fund Shares........          --          1,662         12,139             40          482         1,047
  Due to Investment Advisor...............          99            605            423             39          234           311
  Accrued Expenses........................          30             24             75             41           39            35
  Due on Futures Variation Margin.........          --             --             --             --           --            --
                                            ----------     ----------     ----------     ----------   ----------    ----------
    TOTAL LIABILITIES.....................         129          5,863         12,727            120        6,112         3,488
                                            ----------     ----------     ----------     ----------   ----------    ----------
    NET ASSETS............................  $   71,483     $1,485,311     $  772,170     $   59,644   $  676,134    $  661,552
                                            ==========     ==========     ==========     ==========   ==========    ==========

REPRESENTED BY:
  Aggregate Paid in Capital (2), (3)......  $   53,502     $  672,923     $  582,268     $   54,415   $  433,185    $  566,133
  Undistributed Net Investment Income.....          --             --         16,150             --        1,365         4,979
  Undistributed Accumulated Net Realized
    Gain (Loss) on Investments............       4,081        199,657         41,774          1,247       27,809        26,599
  Net Unrealized Appreciation
    (Depreciation) of:
    Investment Securities.................      13,509        610,322        132,049          3,850      210,900        63,841
    Index Futures Contracts...............         391          2,409             --            132        2,875            --
    Foreign Currency Transactions.........          --             --            (71)            --           --            --
                                            ----------     ----------     ----------     ----------   ----------    ----------
  Net Assets for Shares Outstanding (2)...  $   71,483     $1,485,311     $  772,170     $   59,644   $  676,134    $  661,552
                                            ==========     ==========     ==========     ==========   ==========    ==========
  Net Asset Value, Offering and Redemption
    Price per Share.......................  $     1.79     $     4.81     $     1.78     $     1.11   $     2.66    $     1.56
                                            ==========     ==========     ==========     ==========   ==========    ==========
(1) Investments, at cost..................  $   56,855     $  879,072     $  637,553     $   55,432   $  467,460    $  598,555
(2) Shares outstanding....................      39,849        309,009        433,636         53,567      254,560       423,861
(3) Shares authorized, $.01 par value.....   2,000,000      2,000,000      2,000,000      2,000,000    2,000,000     2,000,000

    The Accompanying Notes are an Integral Part of the Financial Statements

                                     B- 39  Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.
Statements of Assets and Liabilities
December 31, 1999
(in thousands, except per share amounts)

                                               INDEX 500                       HIGH YIELD        SELECT          MONEY
                                                 STOCK          BALANCED          BOND            BOND           MARKET
                                               PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at value (1).................   $2,271,284      $3,538,478      $ 158,745       $  282,942      $  404,209
  Cash......................................           32           2,350            250              353               5
  Due from Futures Variation Margin.........           75             247             --               --              --
  Due from Sale of Fund Shares..............          638             158             --               57          12,979
  Due from Sale of Securities...............           24           2,018              9               --              --
  Dividends and Interest Receivable.........        2,143          20,687          3,212            3,742           1,100
                                               ----------      ----------      ----------      ----------      ----------
    TOTAL ASSETS............................    2,274,196       3,563,938        162,216          287,094         418,293
                                               ----------      ----------      ----------      ----------      ----------

LIABILITIES
  Due on Purchase of Securities.............           --              --            450               --          13,091
  Due on Redemption of Fund Shares..........        1,806           5,139            252              344             820
  Due to Investment Advisor.................          375             899             90               74              98
  Accrued Expenses..........................           59              --             --               --              --
  Due on Futures Variation Margin...........           --              --             --              183              --
                                               ----------      ----------      ----------      ----------      ----------
    TOTAL LIABILITIES.......................        2,240           6,038            792              601          14,009
                                               ----------      ----------      ----------      ----------      ----------
    NET ASSETS..............................   $2,271,956      $3,557,900      $ 161,424       $  286,493      $  404,284
                                               ==========      ==========      ==========      ==========      ==========

REPRESENTED BY:
  Aggregate Paid in Capital (2), (3)........   $1,141,933      $2,213,979      $ 204,186       $  292,977      $  404,284
  Undistributed Net Investment Income.......       22,921         114,394            273           19,088              --
  Undistributed Accumulated Net Realized
    Gain (Loss) on Investments..............       64,012         161,020        (29,850)          (7,183)             --
  Net Unrealized Appreciation (Depreciation)
    of:
    Investment Securities...................    1,041,976       1,064,096        (13,185)         (18,364)             --
    Index Futures Contracts.................        1,114           4,411             --              (25)             --
    Foreign Currency Transactions...........           --              --             --               --              --
                                               ----------      ----------      ----------      ----------      ----------
  Net Assets for Shares Outstanding (2).....   $2,271,956      $3,557,900      $ 161,424       $  286,493      $  404,284
                                               ==========      ==========      ==========      ==========      ==========
  Net Asset Value, Offering and Redemption
    Price per Share.........................   $     3.89      $     2.22      $    0.82       $     1.13      $     1.00
                                               ==========      ==========      ==========      ==========      ==========
(1) Investments, at cost....................   $1,229,308      $2,474,382      $ 171,930       $  301,306      $  404,209
(2) Shares outstanding......................      584,474       1,601,484        196,343          253,258         404,298
(3) Shares authorized, $.01 par value.......    2,000,000       3,000,000      2,000,000        1,000,000       1,000,000

    The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Assets and Liabilities B- 40

NORTHWESTERN MUTUAL SERIES FUND, INC.
Statements of Operations
For the Year Ended December 31, 1999
(in thousands, except per share data)

                                               SMALL CAP      AGGRESSIVE                      INDEX                   GROWTH AND
                                                 GROWTH         GROWTH      INTERNATIONAL      400        GROWTH        INCOME
                                                 STOCK          STOCK          EQUITY         STOCK        STOCK        STOCK
                                               PORTFOLIO*     PORTFOLIO       PORTFOLIO     PORTFOLIO*   PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Interest.................................   $   150        $  4,580       $  1,034        $  297     $  4,450      $   488
    Dividends(1).............................        12           1,123         22,138           244        4,493        8,056
                                                -------        --------       --------        ------     --------      -------
         TOTAL INCOME........................       162           5,703         23,172           541        8,943        8,544
                                                -------        --------       --------        ------     --------      -------
  Expenses
    Management Fees..........................       139           5,867          4,600            66        2,323        3,544
    Custodian Expenses.......................        20              35            237            26           18           32
    Other Expenses...........................        22              16            252            28           25           21
                                                -------        --------       --------        ------     --------      -------
         TOTAL EXPENSES......................       181           5,918          5,089           120        2,366        3,597
                                                -------        --------       --------        ------     --------      -------
      Less Waived Fees:
         Paid by Affiliate...................        (6)            (26)            --           (28)         (12)         (32)
         Paid Indirectly.....................        (2)             (9)            --            (2)          (6)          --
                                                -------        --------       --------        ------     --------      -------
         TOTAL NET EXPENSES..................       173           5,883          5,089            90        2,348        3,565
                                                -------        --------       --------        ------     --------      -------
  Net Investment Income (Loss)...............       (11)           (180)        18,083           451        6,595        4,979
                                                -------        --------       --------        ------     --------      -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
  Net Realized Gain (Loss) on:
    Investment Securities....................     6,283         200,188         44,438         1,274       23,312       28,648
    Index Futures Contracts..................       166           1,434             --           305        6,061           --
    Foreign Currency Transactions............        --              --         (1,849)           --           --           --
                                                -------        --------       --------        ------     --------      -------
         NET REALIZED GAIN (LOSS) ON
           INVESTMENTS.......................     6,449         201,622         42,589         1,579       29,373       28,648
                                                -------        --------       --------        ------     --------      -------
  Net Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities....................    13,510         246,491         85,058         3,850       77,761       10,475
    Index Futures Contracts..................       391           1,420             --           132        1,321           --
    Foreign Currency Transactions............        --              --           (105)           --           --           --
                                                -------        --------       --------        ------     --------      -------
         NET CHANGE IN UNREALIZED
           APPRECIATION (DEPRECIATION) OF
           INVESTMENTS.......................    13,901         247,911         84,953         3,982       79,082       10,475
                                                -------        --------       --------        ------     --------      -------
  Net Gain (Loss) on Investments.............    20,350         449,533        127,542         5,561      108,455       39,123
                                                -------        --------       --------        ------     --------      -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................   $20,339        $449,353       $145,625        $6,012     $115,050      $44,102
                                                =======        ========       ========        ======     ========      =======
  (1) Less Foreign dividend tax..............   $    --        $     --       $  1,914        $   --     $     97      $    70

 * Portfolio commenced operations April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                     B- 41              Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.
Statements of Operations
For the Year Ended December 31, 1999
(in thousands, except per share data)

                                                     INDEX                          HIGH
                                                      500                          YIELD          SELECT          MONEY
                                                     STOCK        BALANCED          BOND           BOND          MARKET
                                                   PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Interest.....................................  $  1,894       $102,993        $ 17,280       $ 20,188        $17,693
    Dividends(1).................................    25,047         22,191           2,699             --             --
                                                   --------       --------        --------       --------        -------
         TOTAL INCOME............................    26,941        125,184          19,979         20,188         17,693
                                                   --------       --------        --------       --------        -------
  Expenses
    Management Fees..............................     3,960         10,282             835            882          1,001
    Custodian Expenses...........................        46             --              18             --             --
    Other Expenses...............................        20             --              17             --             --
                                                   --------       --------        --------       --------        -------
         TOTAL EXPENSES..........................     4,026         10,282             870            882          1,001
                                                   --------       --------        --------       --------        -------
      Less Waived Fees:
         Paid by Affiliate.......................        --             --             (17)            --             --
         Paid Indirectly.........................        (6)            --              (1)            --             --
                                                   --------       --------        --------       --------        -------
         TOTAL NET EXPENSES......................     4,020         10,282             852            882          1,001
                                                   --------       --------        --------       --------        -------
  Net Investment Income (Loss)...................    22,921        114,902          19,127         19,306         16,692
                                                   --------       --------        --------       --------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
  Net Realized Gain (Loss) on:
    Investment Securities........................    59,857        147,639         (26,106)        (3,481)            --
    Index Futures Contracts......................     4,560         34,373              --          1,137             --
    Foreign Currency Transactions................        --           (447)             --            (14)            --
                                                   --------       --------        --------       --------        -------
         NET REALIZED GAIN (LOSS) ON
           INVESTMENTS...........................    64,417        181,565         (26,106)        (2,358)            --
                                                   --------       --------        --------       --------        -------
  Net Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities........................   293,198         76,719           6,190        (19,854)            --
    Index Futures Contracts......................       790         (8,909)             --            (22)            --
    Foreign Currency Transactions................        --            (14)             --             (7)            --
                                                   --------       --------        --------       --------        -------
         NET CHANGE IN UNREALIZED APPRECIATION
           (DEPRECIATION) OF INVESTMENTS.........   293,988         67,796           6,190        (19,883)            --
                                                   --------       --------        --------       --------        -------
  Net Gain (Loss) on Investments.................   358,405        249,361         (19,916)       (22,241)            --
                                                   --------       --------        --------       --------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................  $381,326       $364,263        $   (789)      $ (2,935)       $16,692
                                                   ========       ========        ========       ========        =======
  (1) Less Foreign dividend tax..................  $    249       $    230        $     --       $     --        $    --

 * Portfolio commenced operations April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Operations             B- 42

NORTHWESTERN MUTUAL SERIES FUND, INC.
Statements of Changes in Net Assets

SMALL CAP GROWTH STOCK PORTFOLIO

                                                               FOR THE PERIOD
                                                               APRIL 30, 1999*
                                                                   THROUGH
                                                                DECEMBER 31,
                                                                    1999
------------------------------------------------------------------------------
                                                               (IN THOUSANDS)
INCREASE IN NET ASSETS
  Operations
    Net Investment Loss.....................................       $   (11)
    Net Realized Gain on Investments........................         6,449
    Net Change in Unrealized Appreciation of Investments for
     the Period.............................................        13,901
                                                                   -------
      Net Increase in Net Assets Resulting from
       Operations...........................................        20,339
                                                                   -------
  Distributions to Shareholders from:
    Net Investment Income...................................            --
    Net Realized Gain on Investments........................        (2,362)
                                                                   -------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................        (2,362)
                                                                   -------
  Fund Share Transactions
    Proceeds from Sale of 41,794 Shares.....................        55,379
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (1,007 shares)......................         2,362
    Payments for 2,952 Shares Redeemed......................        (4,235)
                                                                   -------
      Net Increase in Net Assets Resulting from Fund Share
       Transactions (39,849 shares).........................        53,506
                                                                   -------
  Total Increase in Net Assets..............................        71,483
NET ASSETS
    Beginning of Period.....................................            --
                                                                   -------
    End of Period (includes undistributed net investment
     income of $0)..........................................       $71,483
                                                                   =======

 * Portfolio commenced operations on April 30, 1999

AGGRESSIVE GROWTH STOCK PORTFOLIO

                                                                FOR THE        FOR THE
                                                               YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1999           1998
-----------------------------------------------------------------------------------------
                                                                    (IN THOUSANDS)
INCREASE IN NET ASSETS
  Operations
    Net Investment Income (Loss)............................   $     (180)    $      389
    Net Realized Gain on Investments........................      201,622         36,225
    Net Change in Unrealized Appreciation of Investments for
     the Period.............................................      247,911         43,459
                                                               ----------     ----------
      Net Increase in Net Assets Resulting from
       Operations...........................................      449,353         80,073
                                                               ----------     ----------
  Distributions to Shareholders from:
    Net Investment Income...................................         (389)          (389)
    Net Realized Gain on Investments........................      (38,180)       (39,790)
                                                               ----------     ----------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................      (38,569)       (40,179)
                                                               ----------     ----------
  Fund Share Transactions
    Proceeds from Sale of 14,536 and 23,019 Shares..........       53,705         74,489
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (11,023 and 11,431 shares,
     respectively)..........................................       38,569         40,180
    Payments for 44,946 and 25,793 Shares Redeemed..........     (155,213)       (84,165)
                                                               ----------     ----------
      Net Increase (Decrease) in Net Assets Resulting from
       Fund Share Transactions ((19,387) and 8,657 shares,
       respectively)........................................      (62,939)        30,504
                                                               ----------     ----------
  Total Increase in Net Assets..............................      347,845         70,398
NET ASSETS
    Beginning of Period.....................................    1,137,466      1,067,068
                                                               ----------     ----------
    End of Period (includes undistributed net investment
     income of $0 and $390, respectively)...................   $1,485,311     $1,137,466
                                                               ==========     ==========

    The Accompanying Notes are an Integral Part of the Financial Statements

                                     B- 43    Statement of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO

                                                               FOR THE        FOR THE
                                                              YEAR ENDED     YEAR ENDED
                                                             DECEMBER 31,   DECEMBER 31,
                                                                 1999           1998
----------------------------------------------------------------------------------------
                                                                   (IN THOUSANDS)
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................   $ 18,083       $ 18,098
    Net Realized Gain on Investments........................     42,589         78,236
    Net Unrealized Appreciation(Depreciation) of Investments
     for the Period.........................................     84,953        (66,907)
                                                               --------       --------
      Net Increase in Net Assets Resulting from
       Operations...........................................    145,625         29,427
                                                               --------       --------
  Distributions to Shareholders from:
    Net Investment Income...................................    (18,221)       (16,649)
    Net Realized Gain on Investments........................    (78,977)       (22,793)
                                                               --------       --------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................    (97,198)       (39,442)
                                                               --------       --------
  Fund Share Transactions
    Proceeds from Sale of 210,725 and 35,076 Shares.........    347,201         60,890
    Proceeds from Shares Issued on Reinvestment of Dividends
     Paid
      (58,943 and 21,530 shares, respectively)..............     97,198         39,442
    Payments for 236,223 and 47,205 Shares Redeemed.........   (391,762)       (79,061)
                                                               --------       --------
      Net Increase in Net Assets Resulting from Fund Share
       Transactions
         (33,445 and 9,401 shares, respectively)............     52,637         21,271
                                                               --------       --------
  Total Increase in Net Assets..............................    101,064         11,256
NET ASSETS
    Beginning of Period.....................................    671,106        659,850
                                                               --------       --------
    End of Period (includes undistributed net investment
     income of $16,150 and $19,912, respectively)...........   $772,170       $671,106
                                                               ========       ========

INDEX 400 STOCK PORTFOLIO

                                                              FOR THE PERIOD
                                                              APRIL 30, 1999*
                                                                  THROUGH
                                                               DECEMBER 31,
                                                                   1999
-----------------------------------------------------------------------------
                                                              (IN THOUSANDS)
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................      $   451
    Net Realized Gain on Investments........................        1,579
    Net Change in Unrealized Appreciation of Investments for
     the Period.............................................        3,982
                                                                  -------
      Net Increase in Net Assets Resulting from
       Operations...........................................        6,012
                                                                  -------
  Distributions to Shareholders from:
    Net Investment Income...................................         (473)
    Net Realized Gain on Investments........................         (319)
                                                                  -------
      Net Increase in Net Assets Resulting from
       Distributions to Shareholders........................         (792)
                                                                  -------
  Fund Share Transactions
    Proceeds from Sale of 55,140 Shares.....................       55,323
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (35 shares).........................          792
    Payments for 1,608 Shares Redeemed......................       (1,691)
                                                                  -------
      Net Increase in Net Assets Resulting from Fund Share
       Transactions (53,567 shares).........................       54,424
                                                                  -------
  Total Increase in Net Assets..............................       59,644
NET ASSETS
    Beginning of Period.....................................           --
                                                                  -------
    End of Period (includes undistributed net investment
     income of $0)..........................................      $59,644
                                                                  =======

 * Portfolio commenced operations on April 30, 1999

    The Accompanying Notes are an Integral Part of the Financial Statements

Statement of Changes in Net Assets   B- 44

NORTHWESTERN MUTUAL SERIES FUND, INC.

GROWTH STOCK PORTFOLIO

                                                               FOR THE        FOR THE
                                                              YEAR ENDED     YEAR ENDED
                                                             DECEMBER 31,   DECEMBER 31,
                                                                 1999           1998
----------------------------------------------------------------------------------------
                                                                   (IN THOUSANDS)
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................   $  6,595       $  3,561
    Net Realized Gain on Investments........................     29,373         11,976
    Net Change in Unrealized Appreciation of Investments for
     the Period.............................................     79,082         62,197
                                                               --------       --------
      Net Increase in Net Assets Resulting from
       Operations...........................................    115,050         77,734
                                                               --------       --------
  Distributions to Shareholders from:
    Net Investment Income...................................     (6,147)        (2,645)
    Net Realized Gain on Investments........................    (13,531)        (4,068)
                                                               --------       --------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................    (19,678)        (6,713)
                                                               --------       --------
  Fund Share Transactions
    Proceeds from Sale of 65,947 and 56,014 Shares..........    156,519        112,510
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid
      (8,157 and 3,330 shares, respectively)................     19,678          6,713
    Payments for 7,013 and 6,148 Shares Redeemed............    (16,717)       (12,033)
                                                               --------       --------
      Net Increase in Net Assets Resulting from Fund Share
       Transactions
         (67,091 and 53,196 shares, respectively)...........    159,480        107,190
                                                               --------       --------
  Total Increase in Net Assets..............................    254,852        178,211
NET ASSETS
    Beginning of Period.....................................    421,282        243,071
                                                               --------       --------
    End of Period (includes undistributed net investment
     income of $1,365 and $916, respectively)...............   $676,134       $421,282
                                                               ========       ========

GROWTH AND INCOME STOCK PORTFOLIO

                                                               FOR THE        FOR THE
                                                              YEAR ENDED     YEAR ENDED
                                                             DECEMBER 31,   DECEMBER 31,
                                                                 1999           1998
----------------------------------------------------------------------------------------
                                                                   (IN THOUSANDS)
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................   $  4,979       $  4,096
    Net Realized Gain on Investments........................     28,648         67,556
    Net Change in Unrealized Appreciation of Investments for
     the Period.............................................     10,475         26,191
                                                               --------       --------
      Net Increase in Net Assets Resulting from
       Operations...........................................     44,102         97,843
                                                               --------       --------
  Distributions to Shareholders from:
    Net Investment Income...................................       (164)        (3,933)
    Net Realized Gain on Investments........................    (69,388)          (731)
                                                               --------       --------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................    (69,552)        (4,664)
                                                               --------       --------
  Fund Share Transactions
    Proceeds from Sale of 53,719 and 82,937 Shares..........     85,448        120,879
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid
      (43,992 and 3,111 shares, respectively)...............     69,552          4,664
    Payments for 25,373 and 14,061 Shares Redeemed..........    (38,968)       (19,687)
                                                               --------       --------
      Net Increase in Net Assets Resulting from Fund Share
       Transactions
         (72,338 and 71,987 shares, respectively)...........    116,032        105,856
                                                               --------       --------
  Total Increase in Net Assets..............................     90,582        199,035
NET ASSETS
    Beginning of Period.....................................    570,970        371,935
                                                               --------       --------
    End of Period (includes undistributed net investment
     income of $4,979 and $163, respectively)...............   $661,552       $570,970
                                                               ========       ========

    The Accompanying Notes are an Integral Part of the Financial Statements

                                     B- 45    Statement of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

INDEX 500 STOCK PORTFOLIO

                                                               FOR THE        FOR THE
                                                              YEAR ENDED     YEAR ENDED
                                                             DECEMBER 31,   DECEMBER 31,
                                                                 1999           1998
----------------------------------------------------------------------------------------
                                                                   (IN THOUSANDS)
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................  $   22,921     $   19,630
    Net Realized Gain on Investments........................      64,417         27,094
    Net Change in Unrealized Appreciation of Investments for
     the Period.............................................     293,988        308,691
                                                              ----------     ----------
      Net Increase in Net Assets Resulting from
       Operations...........................................     381,326        355,415
                                                              ----------     ----------
  Distributions to Shareholders from:
    Net Investment Income...................................     (19,629)       (17,811)
    Net Realized Gain on Investments........................     (25,890)       (28,519)
                                                              ----------     ----------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................     (45,519)       (46,330)
                                                              ----------     ----------
  Fund Share Transactions
    Proceeds from Sale of 79,345 and 79,805 Shares..........     277,173        233,133
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (12,786 and 16,132 shares,
     respectively)..........................................      45,519         46,330
    Payments for 21,770 and 17,928 Shares Redeemed..........     (77,223)       (50,725)
                                                              ----------     ----------
      Net Increase in Net Assets Resulting from Fund Share
       Transactions (70,361 and 78,009 shares,
       respectively)........................................     245,469        228,738
                                                              ----------     ----------
  Total Increase in Net Assets..............................     581,276        537,823
NET ASSETS
    Beginning of Period.....................................   1,690,680      1,152,857
                                                              ----------     ----------
    End of Period (includes undistributed net investment
     income of $22,921 and $19,630, respectively)...........  $2,271,956     $1,690,680
                                                              ==========     ==========

BALANCED PORTFOLIO

                                                               FOR THE        FOR THE
                                                              YEAR ENDED     YEAR ENDED
                                                             DECEMBER 31,   DECEMBER 31,
                                                                 1999           1998
----------------------------------------------------------------------------------------
                                                                   (IN THOUSANDS)
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................  $  114,902     $  104,548
    Net Realized Gain on Investments........................     181,565        231,770
    Net Change in Unrealized Appreciation of Investments for
     the Period.............................................      67,796        187,000
                                                              ----------     ----------
      Net Increase in Net Assets Resulting from
       Operations...........................................     364,263        523,318
                                                              ----------     ----------
  Distributions to Shareholders from:
    Net Investment Income...................................    (104,192)       (95,131)
    Net Realized Gain on Investments........................    (250,227)       (85,841)
                                                              ----------     ----------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................    (354,419)      (180,972)
                                                              ----------     ----------
  Fund Share Transactions
    Proceeds from Sale of 47,979 and 54,658 Shares..........     105,834        113,335
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (167,416 and 89,901 shares,
     respectively)..........................................     354,419        180,971
    Payments for 89,877 and 69,339 Shares Redeemed..........    (194,268)      (143,075)
                                                              ----------     ----------
      Net Increase in Net Assets Resulting from Fund Share
       Transactions (125,518 and 75,220 shares,
       respectively)........................................     265,985        151,231
                                                              ----------     ----------
  Total Increase in Net Assets..............................     275,829        493,577
NET ASSETS
    Beginning of Period.....................................   3,282,071      2,788,494
                                                              ----------     ----------
    End of Period (includes undistributed net investment
     income of $114,394 and $103,557, respectively).........  $3,557,900     $3,282,071
                                                              ==========     ==========

    The Accompanying Notes are an Integral Part of the Financial Statements

Statement of Changes in Net Assets   B- 46

NORTHWESTERN MUTUAL SERIES FUND, INC.

HIGH YIELD BOND PORTFOLIO

                                                               FOR THE        FOR THE
                                                              YEAR ENDED     YEAR ENDED
                                                             DECEMBER 31,   DECEMBER 31,
                                                                 1999           1998
----------------------------------------------------------------------------------------
                                                                   (IN THOUSANDS)
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................   $ 19,127       $ 19,029
    Net Realized Loss on Investments........................    (26,106)        (3,333)
    Net Change in Unrealized Appreciation (Depreciation) of
     Investments for the Period.............................      6,190        (20,988)
                                                               --------       --------
      Net Decrease in Net Assets Resulting from
       Operations...........................................       (789)        (5,292)
                                                               --------       --------
  Distributions to Shareholders from:
    Net Investment Income...................................    (19,051)       (18,974)
    Net Realized Gain on Investments........................         --             --
                                                               --------       --------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................    (19,051)       (18,974)
                                                               --------       --------
  Fund Share Transactions
    Proceeds from Sale of 14,760 and 60,216 Shares..........     11,697         65,439
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid
      (21,045 and 20,380 shares, respectively)..............     19,052         18,974
    Payments for 36,981 and 26,994 Shares Redeemed..........    (34,267)       (28,403)
                                                               --------       --------
      Net Increase (Decrease) in Net Assets Resulting from
       Fund Share Transactions
         ((1,176) and 53,602 shares, respectively)..........     (3,518)        56,010
                                                               --------       --------
  Total Increase (Decrease) in Net Assets...................    (23,358)        31,744
NET ASSETS
    Beginning of Period.....................................    184,782        153,038
                                                               --------       --------
    End of Period (includes undistributed net investment
     income of
      $273 and $55, respectively)...........................   $161,424       $184,782
                                                               ========       ========

SELECT BOND PORTFOLIO

                                                               FOR THE        FOR THE
                                                              YEAR ENDED     YEAR ENDED
                                                             DECEMBER 31,   DECEMBER 31,
                                                                 1999           1998
----------------------------------------------------------------------------------------
                                                                   (IN THOUSANDS)
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................   $ 19,306       $ 18,143
    Net Realized Gain/(Loss) on Investments.................     (2,358)         2,546
    Net Change in Unrealized Depreciation of Investments for
     the Period.............................................    (19,883)        (2,027)
                                                               --------       --------
      Net Increase (Decrease) in Net Assets Resulting from
       Operations...........................................     (2,935)        18,662
                                                               --------       --------
  Distributions to Shareholders from:
    Net Investment Income...................................    (17,828)       (15,746)
    Net Realized Gain on Investments........................     (7,228)        (2,700)
                                                               --------       --------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................    (25,056)       (18,446)
                                                               --------       --------
  Fund Share Transactions
    Proceeds from Sale of 23,659 and 45,867 Shares..........     27,875         56,278
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid
      (22,018 and 15,606 shares, respectively)..............     25,056         18,446
    Payments for 31,015 and 17,649 Shares Redeemed..........    (36,481)       (21,741)
                                                               --------       --------
      Net Increase in Net Assets Resulting from Fund Share
       Transactions
         (14,662 and 43,824 shares, respectively)...........     16,450         52,983
                                                               --------       --------
  Total Increase (Decrease) in Net Assets...................    (11,541)        53,199
NET ASSETS
    Beginning of Period.....................................    298,034        244,835
                                                               --------       --------
    End of Period (includes undistributed net investment
     income of $19,088
      and $17,466, respectively)............................   $286,493       $298,034
                                                               ========       ========

    The Accompanying Notes are an Integral Part of the Financial Statements

                                     B- 47    Statement of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

MONEY MARKET PORTFOLIO

                                                               FOR THE        FOR THE
                                                              YEAR ENDED     YEAR ENDED
                                                             DECEMBER 31,   DECEMBER 31,
                                                                 1999           1998
----------------------------------------------------------------------------------------
                                                                   (IN THOUSANDS)
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................  $  16,692      $  12,077
                                                              ---------      ---------
      Net Increase in Net Assets Resulting from
       Operations...........................................     16,692         12,077
                                                              ---------      ---------
  Distributions to Shareholders from:
    Net Investment Income...................................    (16,692)       (12,077)
                                                              ---------      ---------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................    (16,692)       (12,077)
                                                              ---------      ---------
  Fund Share Transactions
    Proceeds from Sale of 543,084 and 222,296 Shares........    543,082        222,308
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (16,692 and 12,077 shares,
      respectively).........................................     16,692         12,077
    Payments for 446,954 and 137,391 Shares Redeemed........   (446,954)      (137,391)
                                                              ---------      ---------
      Net Increase in Net Assets Resulting from Fund Share
       Transactions (112,822 and 96,982 shares,
       respectively)........................................    112,820         96,994
                                                              ---------      ---------
Total Increase in Net Assets................................    112,820         96,994
NET ASSETS
    Beginning of Period.....................................    291,464        194,470
                                                              ---------      ---------
    End of Period (includes no undistributed net investment
     income)................................................  $ 404,284      $ 291,464
                                                              =========      =========

    The Accompanying Notes are an Integral Part of the Financial Statements

Statement of Changes in Net Assets   B- 48

NORTHWESTERN MUTUAL SERIES FUND, INC.
Financial Highlights

SMALL CAP GROWTH STOCK PORTFOLIO

                                                              FOR THE PERIOD
                                                              APRIL 30, 1999*
                                                                  THROUGH
                                                               DECEMBER 31,
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)                    1999
-----------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period........................      $  1.00
  Income from Investment Operations:
    Net Investment Loss.....................................        (0.00)
    Net Realized and Unrealized Gains on Investments........         0.85
                                                                  -------
      Total from Investment Operations......................         0.85
                                                                  -------
  Less Distributions:
    Distributions from Net Investment Income................           --
    Distributions from Realized Gains on Investments........        (0.06)
                                                                  -------
      Total Distributions...................................        (0.06)
                                                                  -------
Net Asset Value, End of Period..............................      $  1.79
                                                                  =======
Total Return+...............................................        86.09%++
                                                                  =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)....................      $71,483
                                                                  =======
Ratio of Gross Expenses to Average Net Assets...............         1.03%**
                                                                  =======
Ratio of Net Expenses to Average Net Assets.................         1.00%**
                                                                  =======
Ratio of Net Investment Loss to Average Net Assets..........        (0.07)%**
                                                                  =======
Portfolio Turnover Rate.....................................        70.72%
                                                                  =======

AGGRESSIVE GROWTH STOCK PORTFOLIO

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)                  1999         1998         1997        1996       1995
------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period........................  $     3.46   $     3.34   $     3.15   $   2.77   $   2.00
  Income from Investment Operations:
    Net Investment Income...................................          --           --           --         --         --
    Net Realized and Unrealized Gains on Investments........        1.48         0.24         0.39       0.49       0.78
                                                              ----------   ----------   ----------   --------   --------
      Total from Investment Operations......................        1.48         0.24         0.39       0.49       0.78
                                                              ----------   ----------   ----------   --------   --------
  Less Distributions:
    Distributions from Net Investment Income................          --           --           --         --         --
    Distributions from Realized Gains on Investments........       (0.13)       (0.12)       (0.20)     (0.11)     (0.01)
                                                              ----------   ----------   ----------   --------   --------
      Total Distributions...................................       (0.13)       (0.12)       (0.20)     (0.11)     (0.01)
                                                              ----------   ----------   ----------   --------   --------
Net Asset Value, End of Period..............................  $     4.81   $     3.46   $     3.34   $   3.15   $   2.77
                                                              ==========   ==========   ==========   ========   ========
Total Return+...............................................      43.78%        7.56%       13.86%     17.70%     39.29%
                                                              ==========   ==========   ==========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)....................  $1,485,311   $1,137,466   $1,067,068   $871,926   $577,014
                                                              ==========   ==========   ==========   ========   ========
Ratio of Expenses to Average Net Assets.....................       0.51%        0.52%        0.53%      0.54%      0.56%
                                                              ==========   ==========   ==========   ========   ========
Ratio of Net Investment Income/(Loss) to Average Net
  Assets....................................................      (0.02%)       0.04%        0.06%     (0.03%)     0.13%
                                                              ==========   ==========   ==========   ========   ========
Portfolio Turnover Rate.....................................      68.64%       50.43%       57.27%     47.25%     37.84%
                                                              ==========   ==========   ==========   ========   ========

 * Portfolio commenced operations April 30, 1999.
** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                     B- 49                  Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)                 1999       1998         1997         1996       1995
----------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period........................  $   1.68   $   1.69     $   1.56     $   1.35   $   1.19
  Income from Investment Operations:
    Net Investment Income...................................      0.03       0.05         0.04         0.04       0.04
    Net Realized and Unrealized Gains on Investments........      0.33       0.04         0.15         0.24       0.13
                                                              --------   --------     --------     --------   --------
      Total from Investment Operations......................      0.36       0.09         0.19         0.28       0.17
                                                              --------   --------     --------     --------   --------
  Less Distributions:
    Distributions from Net Investment Income................     (0.05)     (0.04)       (0.04)       (0.03)        --
    Distributions from Realized Gains on Investments........     (0.21)     (0.06)       (0.02)       (0.04)     (0.01)
                                                              --------   --------     --------     --------   --------
      Total Distributions...................................     (0.26)     (0.10)       (0.06)       (0.07)     (0.01)
                                                              --------   --------     --------     --------   --------
Net Asset Value, End of Period..............................  $   1.78   $   1.68     $   1.69     $   1.56   $   1.35
                                                              ========   ========     ========     ========   ========
Total Return+...............................................    22.88%      4.82%       12.28%       21.01%     14.57%
                                                              ========   ========     ========     ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)....................  $772,170   $671,106     $659,850     $505,189   $342,127
                                                              ========   ========     ========     ========   ========
Ratio of Expenses to Average Net Assets.....................     0.74%      0.76%        0.77%        0.81%      0.85%
                                                              ========   ========     ========     ========   ========
Ratio of Net Investment Income to Average Net Assets........     2.62%      3.38%        2.75%        3.02%      2.68%
                                                              ========   ========     ========     ========   ========
Portfolio Turnover Rate.....................................    38.37%     30.41%       16.74%       17.07%     26.71%
                                                              ========   ========     ========     ========   ========

INDEX 400 STOCK PORTFOLIO

                                                             FOR THE PERIOD
                                                             APRIL 30, 1999*
                                                                 THROUGH
                                                              DECEMBER 31,
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)                   1999
----------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period........................     $  1.00
  Income for Investment Operations:
    Net Investment Income...................................        0.01
    Net Realized and Unrealized Gains on Investments........        0.12
                                                                 -------
      Total from Investment Operations......................        0.13
                                                                 -------
  Less Distributions:
    Distributions from Net Investment Income................       (0.01)
    Distributions from Realized Gains on Investments........       (0.01)
                                                                 -------
      Total Distributions...................................       (0.02)
                                                                 -------
Net Asset Value, End of Period..............................     $  1.11
                                                                 =======
Total Return+...............................................       12.83%++
                                                                 =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)....................     $59,644
                                                                 =======
Ratio of Gross Expenses to Average Net Assets...............        0.46%**
                                                                 =======
Ratio of Net Expenses to Average Net Assets.................        0.35%**
                                                                 =======
Ratio of Net Investment Income to Average Net Assets........        1.69%**
                                                                 =======
Portfolio Turnover Rate.....................................       26.51%
                                                                 =======

 * Portfolio commenced operations on April 30, 1999
** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements

Financial Highlights                 B- 50

NORTHWESTERN MUTUAL SERIES FUND, INC.

GROWTH STOCK PORTFOLIO

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
      (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)           1999       1998       1997       1996      1995
-----------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period........................  $   2.25   $   1.81   $   1.46   $   1.26   $  1.00
  Income from Investment Operations:
    Net Investment Income...................................      0.03       0.02       0.02       0.02      0.02
    Net Realized and Unrealized Gains on Investments........      0.47       0.46       0.42       0.25      0.28
                                                              --------   --------   --------   --------   -------
      Total from Investment Operations......................      0.50       0.48       0.44       0.27      0.30
                                                              --------   --------   --------   --------   -------
  Less Distributions:
    Distributions from Net Investment Income................     (0.03)     (0.02)     (0.02)     (0.02)    (0.02)
    Distributions from Realized Gains on Investments........     (0.06)     (0.02)     (0.07)     (0.05)    (0.02)
                                                              --------   --------   --------   --------   -------
      Total Distributions...................................     (0.09)     (0.04)     (0.09)     (0.07)    (0.04)
                                                              --------   --------   --------   --------   -------
Net Asset Value, End of Period..............................  $   2.66   $   2.25   $   1.81   $   1.46   $  1.26
                                                              ========   ========   ========   ========   =======
Total Return+...............................................    22.50%     26.69%     29.85%     20.91%    30.82%
                                                              ========   ========   ========   ========   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)....................  $676,134   $421,282   $243,071   $170,482   $85,557
                                                              ========   ========   ========   ========   =======
Ratio of Expenses to Average Net Assets.....................     0.43%      0.46%      0.49%      0.57%     0.61%
                                                              ========   ========   ========   ========   =======
Ratio of Net Investment Income to Average Net Assets........     1.22%      1.10%      1.24%      1.41%     1.77%
                                                              ========   ========   ========   ========   =======
Portfolio Turnover Rate.....................................    27.26%     21.64%     33.20%     37.61%    46.83%
                                                              ========   ========   ========   ========   =======

GROWTH AND INCOME STOCK PORTFOLIO

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)                 1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period........................  $   1.62   $   1.33   $   1.32   $   1.21   $   0.98
  Income from Investment Operations:
    Net Investment Income...................................      0.01       0.01       0.01       0.02       0.02
    Net Realized and Unrealized Gains on Investments........      0.12       0.29       0.37       0.23       0.29
                                                              --------   --------   --------   --------   --------
      Total from Investment Operations......................      0.13       0.30       0.38       0.25       0.31
                                                              --------   --------   --------   --------   --------
  Less Distributions:
    Distributions from Net Investment Income................     (0.00)     (0.01)     (0.01)     (0.02)     (0.02)
    Distributions from Realized Gains on Investments........     (0.19)     (0.00)     (0.36)     (0.12)     (0.06)
                                                              --------   --------   --------   --------   --------
      Total Distributions...................................     (0.19)     (0.01)     (0.37)     (0.14)     (0.08)
                                                              --------   --------   --------   --------   --------
Net Asset Value, End of Period..............................  $   1.56   $   1.62   $   1.33   $   1.32   $   1.21
                                                              ========   ========   ========   ========   ========
Total Return+...............................................     7.47%     23.14%     30.03%     19.97%     31.12%
                                                              ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)....................  $661,552   $570,970   $371,935   $234,184   $136,923
                                                              ========   ========   ========   ========   ========
Ratio of Expenses to Average Net Assets.....................     0.57%      0.58%      0.60%      0.62%      0.69%
                                                              ========   ========   ========   ========   ========
Ratio of Net Investment Income to Average Net Assets........     0.80%      1.00%      1.04%      1.44%      1.68%
                                                              ========   ========   ========   ========   ========
Portfolio Turnover Rate.....................................   106.93%    160.40%    144.52%     93.92%     80.00%
                                                              ========   ========   ========   ========   ========

 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fee.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                     B- 51                  Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

INDEX 500 STOCK PORTFOLIO

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)                  1999         1998         1997        1996       1995
------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period........................  $     3.29   $     2.64   $     2.06   $   1.72   $   1.27
  Income from Investment Operations:
    Net Investment Income...................................        0.04         0.04         0.04       0.04       0.04
    Net Realized and Unrealized Gain on Investments.........        0.64         0.71         0.62       0.35       0.42
                                                              ----------   ----------   ----------   --------   --------
      Total from Investment Operations......................        0.68         0.75         0.66       0.39       0.46
                                                              ----------   ----------   ----------   --------   --------
  Less Distributions:
    Distributions from Net Investment Income................       (0.03)       (0.04)       (0.04)     (0.02)     (0.01)
    Distributions from Realized Gains on Investments........       (0.05)       (0.06)       (0.04)     (0.03)        --
                                                              ----------   ----------   ----------   --------   --------
      Total Distributions...................................       (0.08)       (0.10)       (0.08)     (0.05)     (0.01)
                                                              ----------   ----------   ----------   --------   --------
Net Asset Value, End of Period..............................  $     3.89   $     3.29   $     2.64   $   2.06   $   1.72
                                                              ==========   ==========   ==========   ========   ========
Total Return+...............................................      20.91%       28.72%       33.20%     22.75%     37.25%
                                                              ==========   ==========   ==========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)....................  $2,271,956   $1,690,680   $1,152,857   $740,066   $495,133
                                                              ==========   ==========   ==========   ========   ========
Ratio of Expenses to Average Net Assets.....................       0.20%        0.21%        0.21%      0.21%      0.21%
                                                              ==========   ==========   ==========   ========   ========
Ratio of Net Investment Income to Average Net Assets........       1.16%        1.40%        1.86%      2.27%      2.51%
                                                              ==========   ==========   ==========   ========   ========
Portfolio Turnover Rate.....................................       5.65%        3.03%        3.15%      3.45%      3.19%
                                                              ==========   ==========   ==========   ========   ========

BALANCED PORTFOLIO

                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)                  1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period........................  $     2.22   $     1.99   $     1.72   $     1.60   $     1.31
  Income from Investment Operations:
    Net Investment Income...................................        0.07         0.07         0.07         0.06         0.07
    Net Realized and Unrealized Gain on Investments.........        0.17         0.29         0.28         0.15         0.27
                                                              ----------   ----------   ----------   ----------   ----------
      Total from Investment Operations......................        0.24         0.36         0.35         0.21         0.34
                                                              ----------   ----------   ----------   ----------   ----------
  Less Distributions:
    Distributions from Net Investment Income................       (0.07)       (0.07)       (0.06)       (0.06)       (0.04)
    Distributions from Realized Gains on Investments........       (0.17)       (0.06)       (0.02)       (0.03)       (0.01)
                                                              ----------   ----------   ----------   ----------   ----------
      Total Distributions...................................       (0.24)       (0.13)       (0.08)       (0.09)       (0.05)
                                                              ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period..............................  $     2.22   $     2.22   $     1.99   $     1.72   $     1.60
                                                              ==========   ==========   ==========   ==========   ==========
Total Return+...............................................      11.18%       18.88%       21.52%       13.45%       26.39%
                                                              ==========   ==========   ==========   ==========   ==========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)....................  $3,557,900   $3,282,071   $2,788,494   $2,326,234   $2,083,289
                                                              ==========   ==========   ==========   ==========   ==========
Ratio of Expenses to Average Net Assets.....................       0.30%        0.30%        0.30%        0.30%        0.30%
                                                              ==========   ==========   ==========   ==========   ==========
Ratio of Net Investment Income to Average Net Assets........       3.36%        3.48%        3.70%        3.95%        4.40%
                                                              ==========   ==========   ==========   ==========   ==========
Portfolio Turnover Rate.....................................      27.16%       44.18%       29.94%       67.66%       37.28%
                                                              ==========   ==========   ==========   ==========   ==========

+ Total Return includes deductions for management and other fund expenses;
  excludes deductions for sales loads and account fees.

    The Accompanying Notes are an Integral Part of the Financial Statements

Financial Highlights                 B- 52

NORTHWESTERN MUTUAL SERIES FUND, INC.

HIGH YIELD BOND PORTFOLIO

                                                                      FOR THE YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)                1999       1998       1997      1996      1995
---------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period........................ $   0.94   $   1.06   $   1.10   $  1.03   $  0.97
  Income from Investment Operations:
    Net Investment Income...................................     0.11       0.10       0.11      0.09      0.10
    Net Realized and Unrealized Gains (Losses) on
     Investments............................................    (0.12)     (0.12)      0.06      0.10      0.07
                                                             --------   --------   --------   -------   -------
      Total from Investment Operations......................    (0.01)     (0.02)      0.17      0.19      0.17
                                                             --------   --------   --------   -------   -------
  Less Distributions:
    Distributions from Net Investment Income................    (0.11)     (0.10)     (0.14)    (0.09)    (0.10)
    Distributions from Realized Gains on Investments........       --         --      (0.07)    (0.03)    (0.01)
                                                             --------   --------   --------   -------   -------
      Total Distributions...................................    (0.11)     (0.10)     (0.21)    (0.12)    (0.11)
                                                             --------   --------   --------   -------   -------
Net Asset Value, End of Period.............................. $   0.82   $   0.94   $   1.06   $  1.10   $  1.03
                                                             ========   ========   ========   =======   =======
Total Return+...............................................   (0.44%)    (1.84%)    15.85%    19.77%    16.78%
                                                             ========   ========   ========   =======   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands).................... $161,424   $184,782   $153,038   $93,878   $55,974
                                                             ========   ========   ========   =======   =======
Ratio of Expenses to Average Net Assets.....................    0.50%      0.50%      0.55%     0.60%     0.65%
                                                             ========   ========   ========   =======   =======
Ratio of Net Investment Income to Average Net Assets........   11.15%     10.85%      9.95%     9.54%     9.90%
                                                             ========   ========   ========   =======   =======
Portfolio Turnover Rate.....................................  139.87%    153.71%    129.49%   143.91%   116.57%
                                                             ========   ========   ========   =======   =======

SELECT BOND PORTFOLIO

                                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)                   1999        1998        1997          1996          1995
----------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period........................    $   1.25    $   1.26    $   1.22      $   1.23      $   1.06
  Income for Investment Operations:
    Net Investment Income...................................        0.08        0.08        0.08          0.07          0.07
    Net Realized and Unrealized Gain (Loss) on
      Investments...........................................       (0.09)       0.00        0.04         (0.04)         0.13
                                                                --------    --------    --------      --------      --------
      Total from Investment Operations......................       (0.01)       0.08        0.12          0.03          0.20
                                                                --------    --------    --------      --------      --------
  Less Distributions:
    Distributions from Net Investment Income................       (0.08)      (0.08)      (0.08)        (0.04)        (0.03)
    Distributions from Realized Gains on Investments........       (0.03)      (0.01)         --            --            --
                                                                --------    --------    --------      --------      --------
      Total Distributions...................................       (0.11)      (0.09)      (0.08)        (0.04)        (0.03)
                                                                --------    --------    --------      --------      --------
Net Asset Value, End of Period..............................    $   1.13    $   1.25    $   1.26      $   1.22      $   1.23
                                                                ========    ========    ========      ========      ========
Total Return+...............................................      (1.00%)      7.07%       9.46%         3.31%        19.10%
                                                                ========    ========    ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)....................    $286,493    $298,034    $244,835      $214,333      $198,142
                                                                ========    ========    ========      ========      ========
Ratio of Net Expenses to Average Net Assets.................       0.30%       0.30%       0.30%         0.30%         0.30%
                                                                ========    ========    ========      ========      ========
Ratio of Net Investment Income to Average Net Assets........       6.56%       6.87%       7.03%         6.48%         6.61%
                                                                ========    ========    ========      ========      ========
Portfolio Turnover Rate.....................................      76.65%     161.79%     184.93%       195.98%        69.06%
                                                                ========    ========    ========      ========      ========

 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fee.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                     B- 53                  Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

MONEY MARKET PORTFOLIO

                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                             ----------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)                1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period........................ $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Net Investment Income.......................................     0.05       0.05       0.05       0.05       0.06
Less Distributions from Net Investment Income...............    (0.05)     (0.05)     (0.05)     (0.05)     (0.06)
                                                             --------   --------   --------   --------   --------
Net Asset Value, End of Period.............................. $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                             ========   ========   ========   ========   ========
Total Return+...............................................    5.10%      5.43%      5.47%      5.29%      5.82%
                                                             ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands).................... $404,284   $291,464   $194,470   $176,298   $132,572
                                                             ========   ========   ========   ========   ========
Ratio of Expenses to Average Net Assets.....................    0.30%      0.30%      0.30%      0.30%      0.30%
                                                             ========   ========   ========   ========   ========
Ratio of Net Investment Income to Average Net Assets........    4.99%      5.26%      5.33%      5.13%      5.61%
                                                             ========   ========   ========   ========   ========

+ Total Return includes deductions for management and other fund expenses;
  excludes deductions for sales loads and account loss.

    The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights                 B- 54

NORTHWESTERN MUTUAL SERIES FUND, INC.
Notes to Financial Statements
December 31, 1999

NOTE 1 -- Northwestern Mutual Series Fund, Inc. (the "Series Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Series Fund consists of the Small Cap Growth Stock Portfolio, Aggressive Growth Stock Portfolio, International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and the Money Market Portfolio (the "Portfolios"). Shares are presently offered only to The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") and its segregated asset accounts.

On April 30, 1999, two new portfolios commenced operations in the Series Fund:
Small Cap Growth Stock Portfolio and Index 400 Stock Portfolio. These two new portfolios were each organized with 2,000,000,000 authorized shares of Common Stock. Par value is $.01 per share. Northwestern Mutual purchased 25,010,000 shares of the Index 400 Stock Portfolio at $1.00 per share and 5,010,000 shares of the Small Cap Growth Stock Portfolio at $1.00 per share.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principal accounting policies are summarized below.

NOTE 3 -- Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional size trading units of bonds, without regard to exchange or over-the-counter prices. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Directors. Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market on the basis of an average of the most recent bid prices or yields. Money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

NOTE 4 -- Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated in U.S. dollar amounts on the respective dates of such transactions. When the International Equity Portfolio, Balanced Portfolio and Select Bond Portfolio purchases or sells a foreign security they may enter into a foreign exchange currency contract to minimize currency risk from the trade date to the settlement date of such transaction. Such foreign exchange currency contracts are marked to market daily.

The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counter parties to meet the terms of their contracts.

The International Equity Portfolio, Balanced Portfolio and Select Bond Portfolio do not separately report the results of operations due to changes in foreign exchange rates on equity investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, changes in foreign exchange rates on bond investments sold, the differences between the amounts of dividends and foreign withholding taxes recorded on the portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid.

                                     B- 55         Notes to Financial Statements

NOTE 5 -- The Small Cap Growth Stock, Aggressive Growth Stock, Index 400 Stock, Growth Stock, Index 500 Stock, Balanced and Select Bond Portfolios invest in futures contracts as an alternative to investing in individual securities. The Portfolios could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 ................................................................................

NOTE 6 -- Interest income and discounts earned are recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities when required for federal income tax purposes using the effective interest method. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the year ended December 31, 1999, transactions in securities other than money market investments were:

                                                                         U.S. GOVT.     TOTAL SECURITY      U.S. GOVT.
                                                      TOTAL SECURITY      SECURITY          SALES/        SECURITY SALES/
PORTFOLIOS                                              PURCHASES        PURCHASES        MATURITIES        MATURITIES
----------                                            --------------     ----------     --------------    ---------------
Small Cap Growth Stock............................    $   59,239,842         --          $ 18,837,180          --
Aggressive Growth Stock...........................       724,417,673         --           879,649,835          --
International Equity..............................       284,421,452         --           257,192,284          --
Index 400 Stock...................................        60,494,178         --             9,130,783          --
Growth Stock......................................       244,899,560         --           125,466,523          --
Growth and Income Stock...........................       709,907,715         --           656,669,741          --
Index 500 Stock...................................       319,125,521         --           109,437,406          --
Balanced..........................................     1,011,591,271    $683,006,914      786,645,495      $341,321,930
High Yield Bond...................................       225,990,412         --           234,801,506          --
Select Bond.......................................       251,574,994     140,640,335      213,300,662       102,671,243

 ................................................................................

NOTE 7 -- The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services.

Each Portfolio pays a monthly fee for these investment advisory services at an annual rate based on the average daily net asset values of each Portfolio. For the Index 500 Stock Portfolio the rate is .20%, for the Index 400 Stock Portfolio the rate is .25%, and for the Balanced, Select Bond and Money Market Portfolios the rate is .30%. For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedule:

                                  FIRST      NEXT
                                   $50        $50
PORTFOLIOS                       MILLION    MILLION    EXCESS
----------                       -------    -------    ------
Small Cap Growth Stock.......     .80%       .65%       .50%
Aggressive Growth Stock......     .80%       .65%       .50%
International Equity.........     .85%       .65%       .65%
Growth Stock.................     .60%       .50%       .40%
Growth and Income Stock......     .70%       .60%       .55%
High Yield Bond..............     .60%       .50%       .40%

These amounts are paid to Northwestern Mutual Investment Services, LLC. ("NMIS") a wholly owned subsidiary of Northwestern Mutual, which is the manager and investment adviser of the Fund. Northwestern Mutual is also a party to the agreement. Other costs for each Portfolio are paid either by the Portfolios, Northwestern Mutual, or NMIS, depending upon the applicable agreement in place.

Notes to Financial Statements        B- 56

The Small Cap Growth Stock Portfolio, International Equity Portfolio, Index 400 Stock Portfolio and the Index 500 Stock Portfolio pay their own custodian fees. In addition, certain Portfolios pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. The Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the year ended December 31, 1999, the amounts paid through expense offset arrangements are $2,137 in the Small Cap Growth Stock Portfolio, $9,164 in the Aggressive Growth Stock Portfolio, $1,888 in the Index 400 Stock Portfolio, $5,740 in the Growth Stock Portfolio, $377 in the Growth and Income Stock Portfolio, $6,063 in the Index 500 Stock Portfolio and $1,227 in the High Yield Bond Portfolio.

J. P. Morgan Investment Management, Inc. ("J. P. Morgan") and Templeton Investment Counsel, Inc. ("Templeton Counsel") have been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the Growth and Income Stock Portfolio and the International Equity Portfolio, respectively. NMIS pays J. P. Morgan .45% on the first $100 million of the combined net assets for all funds managed for Northwestern Mutual by J. P. Morgan, .40% on the next $100 million,
 .35% on the next $200 million and .30% in excess of $400 million. NMIS pays Templeton Counsel .50% on the first $100 million of the combined net assets for all funds managed for Northwestern Mutual by Templeton Counsel and .40% in excess of $100 million.

NMIS has agreed to waive their management fee for the Small Cap Growth Stock Portfolio and the Index 400 Stock Portfolio to the extent necessary so that total operating expenses will not exceed 1.00% and .35%, respectively. For the period April 30, 1999 to December 31, 1999, NMIS waived $5,919 and $27,990 of fees for the Small Cap Growth Stock Portfolio and the Index 400 Stock Portfolio, respectively.

The Small Cap Growth Stock, Aggressive Growth Stock, and Growth Stock Portfolios paid commissions on Fund transactions to an affiliated broker in the amounts of $3,180, $29,430, and $1,800, respectively, for the year ended December 31, 1999.

NOTE 8 -- Each Portfolio in the Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since each Portfolio expects to distribute all net investment income and net realized capital gains, the Portfolios anticipate incurring no federal income taxes.

Taxable distributions from net investment income and realized capital gains in the Portfolios differ from book amounts earned during the period due to differences in the timing of capital recognition and due to the reclassification of certain gains or losses from capital to income. The differences between cost amounts for book purposes and tax purposes are due to treatment of deferred losses.

It is the policy of the Series Fund to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the statements of assets and liabilities.

After October 31, 1999, the High Yield Bond Portfolio and the Select Bond Portfolio had capital losses in the amounts of $2,850,813 and $5,182,726, respectively. These amounts are deferred and deemed to have occurred in the next fiscal year. For federal income tax purposes, the High Yield Bond and Select Bond Portfolios also have a net realized capital loss of $23,977,979 and $1,399,790, respectively, expiring in 2007. The High Yield Bond Portfolio also has a net realized capital loss of $2,661,875, which expires in 2006. These amounts will be carried forward to offset future net realized capital gains.

For federal income tax purposes, net unrealized appreciation (depreciation) on open regulated futures contracts is required to be treated as realized gains (losses).

NOTE 9 -- Dividends from net investment income and net realized capital gains are declared each year for the Small Cap Growth Stock, Aggressive Growth Stock, International Equity, Index 400 Stock, Growth Stock, Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond and Select Bond Portfolios and each business day for the Money Market Portfolio.

NOTE 10 -- Northwestern Mutual voluntarily reimburses the International Equity Portfolio for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolio. The amount reimbursed represents approximately 65% of the foreign dividend tax withheld from the Portfolio. Reimbursements are recorded when foreign dividend taxes are accrued. This voluntary reimbursement for the year ended December 31, 1999 was $1,243,988.

                                     B- 57         Notes to Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
December 31, 1999

                                                     MARKET
                                        SHARES/      VALUE
        COMMON STOCK (84.2%)              PAR       (000'S)
 -----------------------------------------------------------
 BASIC MATERIALS (1.1%)
 Cambrex Corporation                      22,000    $    758
                                                    --------
     TOTAL                                               758
                                                    --------

 BUSINESS SERVICES (2.7%)
 *The Corporate Executive Board
  Company                                 22,600        1263
 *Forrester Research, Inc.                 9,900         682
                                                    --------
     TOTAL                                             1,945
                                                    --------

 CAPITAL GOODS (3.3%)
 *Dycom Industries Inc.                   16,100         709
 Kaydon Corporation                       24,400         654
 *Power-One Inc.                          21,600         990
                                                    --------
     TOTAL                                             2,353
                                                    --------
 COMMUNICATION SERVICES (1.4%)
 *Crown Castle International Co.          18,700         601
 *Tessco Technologies Inc.                21,600         402
                                                    --------
     TOTAL                                             1,003
                                                    --------

 CONSUMER CYCLICAL (14.9%)
 *1-800-Flowers.com, Inc.                 46,600         498
 *Catalina Marketing Corporation           8,600         996
 *David's Bridal Inc.                     56,300         630
 *Dollar Tree Stores, Inc.                15,700         761
 *Getty Images, Inc.                      30,400       1,486
 *JAKKS Pacific, Inc.                     15,000         280
 *Jupiter Communications, Inc.            17,400         526
 *Linens 'N Things, Inc.                  11,800         350
 *Luminant Worldwide Corporation          20,900         951
 *MSC Industrial Direct Co., Inc.         71,500         947
 *The Management Network Group,
  Inc.                                    16,300         532
 *Sonic Automotive, Inc.                  34,300         334
 The Talbots, Inc.                        20,800         928
 *Tower Automotive, Inc.                  38,500         594
 *Whitehall Jewellers, Inc.                3,700         136
 *Wild Oats Markets Inc.                  30,900         686
                                                    --------
     TOTAL                                            10,635
                                                    --------

 CONSUMER STAPLES (6.2%)
 *Acme Communications, Inc.               18,800         625
 *American Italian Pasta Co. -CL A        28,900         888
 *Citadel Communications Corp.            21,500       1,395
 *Westwood One Inc.                       19,300       1,467
                                                    --------
     TOTAL                                             4,375
                                                    --------

 ENERGY (5.6%)
 *Barrett Resources Corporation           25,200         742
 *Basin Exploration Inc.                  44,100         777
 *Global Industries, Ltd.                 81,100         699
 *Nabors Industries, Inc.                 33,800       1,046
 *Stone Energy Corp.                      20,100         716
                                                    --------
     TOTAL                                             3,980
                                                    --------

                                                     MARKET
                                        SHARES/      VALUE
        COMMON STOCK (84.2%)              PAR       (000'S)
 -----------------------------------------------------------
 FINANCE (4.7%)
 *Charles River Associates
  Incorporated                            25,700    $    861
 Investors Financial Services Corp.       15,800         727
 Radian Group Inc.                        18,600         888
 Waddell & Reed Financial, Inc.           33,900         919
                                                    --------
     TOTAL                                             3,395
                                                    --------

 HEALTHCARE (8.3%)
 *Biovail Corporation International       11,800       1,106
 *Patterson Dental Company                19,400         827
 *Priority Healthcare Corp.               22,800         660
 *Province Healthcare                     44,800         851
 *Shire Pharmaceuticals Group PLC,
  ADR                                     16,200         472
 *Sybron International Corporation        31,800         785
 *Total Renal Care Holdings               58,400         391
 *Wesley Jessen VisionCare, Inc.          23,100         875
                                                    --------
     TOTAL                                             5,967
                                                    --------

 TECHNOLOGY (33.0%)
 *Advent Software Inc.                    17,900       1,153
 *Airnet Communications Corporation       17,000         618
 *Aspen Technology, Inc.                  22,200         587
 *CAIS Internet, Inc.                     26,000         923
 *CBT Group Public Limited Company,
  ADR                                     34,300       1,149
 *CDW Computer Centers, Inc.              17,800       1,400
 *Clarify Inc.                             8,100       1,021
 *Copper Mountain Networks                10,500         512
 *Cymer Inc.                              25,500       1,173
 *Engage Technologies Inc.                16,700       1,002
 *Etec Systems, Inc.                      21,800         978
 *FreeShop.com, Inc.                      30,900       1,483
 *Great Plains Software, Inc.             15,000       1,121
 *Inet Technologies Inc.                  19,300       1,349
 *JNI Corp.                                4,200         277
 *Kent Electronics Corp.                  49,700       1,131
 *Mediaplex, Inc.                          1,300          82
 *Metalink Ltd.                            9,900         202
 *Metasolv Software, Inc.                  9,500         777
 *Northpoint Communications               22,800         547
 *PMC-Sierra, Inc.                         5,700         914
 *Predictive Systems, Inc.                 7,800         511
 *Qlogic Corporation                       5,800         927
 *Scient Corp.                             8,000         692
 *Semtech Corporation                     17,600         917
 *TIBCO Software, Inc.                     5,700         872
 *Viant Corp.                              6,800         673
 *Whittman-Hart Inc.                      11,700         627
                                                    --------
     TOTAL                                            23,618
                                                    --------

 TRANSPORTATION (3.0%)
 C.H. Robinson Worldwide Inc.             26,700       1,061
 *Knight Transportation, Inc.             32,300         553

Small Cap Growth Stock Portfolio     B- 58

                                                     MARKET
                                        SHARES/      VALUE
        COMMON STOCK (84.2%)              PAR       (000'S)
 -----------------------------------------------------------
 TRANSPORTATION continued
 *Swift Transportation Co., Inc.          31,300    $    552
                                                    --------
     TOTAL                                             2,166
                                                    --------
     TOTAL COMMON STOCK (COST
       $46,686)                                       60,195
                                                    --------
              MONEY MARKET INVESTMENTS (14.2%)
 -----------------------------------------------------------
 CAPTIVE FINANCE COMPANY (5.5%)
 Daimler-Chrysler N.A. Holding,
  5.50%, 01/28/00                      4,000,000       3,984
                                                    --------

 FEDERAL AND GOVERNMENT AGENCIES (5.6%)
 Federal Home Loan Mortgage Corp.,
  4.75%, 01/14/00                      3,300,000       3,294
 #Federal Home Loan Mortgage Corp.,
  5.51%, 01/10/00                        300,000         300
 #Federal Home Loan Mortgage Corp.,
  5.54%, 01/20/00                        400,000         398
                                                    --------
     TOTAL                                             3,992
                                                    --------

 MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (2.1%)
 Quincy Capital Corporation, 6.07%,
  01/27/00                             1,500,000       1,493
                                                    --------

 SHORT-TERM BUSINESS CREDIT (1.0%)
 IBM Credit Corp., 4.00%, 01/04/00       700,000         700
                                                    --------

     TOTAL MONEY MARKET INVESTMENTS
      (COST $10,169)                                  10,169
                                                    --------

     TOTAL INVESTMENTS (98.4%)
      (COST $56,855)[CARET]                           70,364
                                                    --------

     OTHER ASSETS, LESS LIABILITIES
      (1.6%)                                           1,119
                                                    --------

     TOTAL NET ASSETS (100.0%)                      $ 71,483
                                                    --------

 -----------------------------------------------------------

* Non-Income Producing

ADR - American Depository Receipt

# Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1999 is summarized below:

                                                 UNREALIZED
                       NUMBER OF   EXPIRATION   APPRECIATION
       ISSUERS         CONTRACTS      DATE        (000'S)
------------------------------------------------------------
Russell 2000 Index        30         03/00          $391
(Total Notional Value
 at
  12/31/99, $7,258,000)

[CARET] At December 31,1999, the aggregate cost of securities for federal income tax purposes was $56,943 and the net unrealized appreciation of investments based on that cost was $13,421 which is comprised of $14,937 aggregate gross unrealized appreciation and $1,516 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                     B- 59      Small Cap Growth Stock Portfolio

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
December 31, 1999

                                                 MARKET
                                   SHARES/        VALUE
 COMMON STOCK (89.9%)                PAR         (000'S)
 ---------------------------------------------------------
 BUSINESS SERVICES (1.5%)
 *The Corporate Executive Board
  Company                            287,600   $    16,070
 *Waters Corp.                       126,700         6,715
                                               -----------
     TOTAL                                          22,785
                                               -----------

 CAPITAL GOODS (7.4%)
 *Jabil Circuit, Inc.                527,400        38,500
 Kaydon Corporation                  342,200         9,175
 *RSA Security, Inc.                 185,200        14,353
 *Sanmina Corporation                346,200        34,577
 *Tetra Tech, Inc.                   848,678        13,048
                                               -----------
     TOTAL                                         109,653
                                               -----------

 COMMUNICATION SERVICES (0.4%)
 *Crown Castle International
  Co.                                165,300         5,310
 *TeleCorp PCS, Inc.                  28,500         1,083
                                               -----------
     TOTAL                                           6,393
                                               -----------

 CONSUMER CYCLICAL (10.3%)
 *Abercrombie & Fitch Co.            113,300         3,024
 *Catalina Marketing
  Corporation                        178,500        20,661
 Cintas Corp.                        278,900        14,816
 *Dollar Tree Stores, Inc.           191,800         9,290
 *eToys, Inc.                        218,600         5,738
 *FreeMarkets, Inc.                   17,500         5,973
 *Getty Images, Inc.                 714,100        34,902
 *Kohl's Corporation                 181,800        13,124
 *Linens 'N Things, Inc.             261,633         7,751
 *O'Reilly Automotive, Inc.          614,400        13,210
 Royal Caribbean Ltd.                167,300         8,250
 *Sonic Automotive, Inc.             626,800         6,111
 *Tower Automotive, Inc.             619,900         9,570
                                               -----------
     TOTAL                                         152,420
                                               -----------

 CONSUMER STAPLES (6.4%)
 *American Tower Systems             217,722         6,654
 *AMFM, Inc.                         115,800         9,061
 *Clear Channel Communications,
  Inc.                               308,500        27,534
 *Entercom Communications
  Corporation                        191,000        12,606
 *Insight Communications             211,700         6,272
 *Lamar Advertising, Co.             526,925        31,912
                                               -----------
     TOTAL                                          94,039
                                               -----------

 ENERGY (7.5%)
 Anadarko Petroleum Corporation      485,800        16,578
 *BJ Services Company                503,000        21,032
 *Global Industries, Ltd.            912,900         7,874
 *Nabors Industries, Inc.            580,700        17,965
 Santa Fe International Corp.        865,401        22,392
 *Weatherford International,
  Inc.                               651,925        26,036
                                               -----------
     TOTAL                                         111,877
                                               -----------

                                                 MARKET
                                   SHARES/        VALUE
 COMMON STOCK (89.9%)                PAR         (000'S)
 ---------------------------------------------------------
 FINANCE (2.7%)
 Investors Financial Services
  Corp.                              386,300   $    17,770
 *Knight/Trimark Group, Inc.         296,800        13,653
 Radian Group, Inc.                  182,100         8,695
                                               -----------
     TOTAL                                          40,118
                                               -----------

 HEALTHCARE (5.0%)
 Bausch & Lomb, Inc.                  77,100         5,277
 *Elan Corporation Plc - ADR         263,755         7,781
 *Lincare Holdings, Inc.             232,600         8,068
 *Patterson Dental Company           399,925        17,047
 *Province Healthcare                301,200         5,723
 *Shire Pharmaceuticals Group
  PLC, ADR                           286,300         8,338
 *Sybron International
  Corporation                        666,600        16,457
 *Visx Inc.                          107,000         5,537
                                               -----------
     TOTAL                                          74,228
                                               -----------

 TECHNOLOGY (47.6%)
 *Aether Systems, Inc.                47,500         3,402
 *Altera Corp.                       349,500        17,322
 *Bluestone Software, Inc.            28,500         3,277
 *CDW Computer Centers, Inc.         326,300        25,655
 *CIENA Corporation                  167,900         9,654
 *Comverse Technology, Inc.          245,550        35,543
 *Concord EFS, Inc.                  651,225        16,769
 *Conexant Systems, Inc.             403,000        26,749
 *Copper Mountain Networks           177,000         8,629
 *DST Systems, Inc.                  303,200        23,138
 *Electronic Arts Inc.               129,400        10,870
 *Etec Systems, Inc.                 219,500         9,850
 *Fiserv, Inc.                       448,750        17,193
 *Foundry Networks, Inc.              27,000         8,146
 *Gemstar International Group
  Limited                            549,800        39,173
 *Great Plains Software, Inc.        280,100        20,937
 *JDS Uniphase Corp.                 242,800        39,167
 *Keane, Inc.                        202,800         6,439
 *Microchip Technology, Inc.         400,400        27,402
 *Network Appliance Inc.             287,200        23,856
 *Netzero, Inc.                       33,300           897
 *Northpoint Communications          115,800         2,779
 *Novellus Systems, Inc.             183,000        22,423
 *Paradyne Networks Corp.             68,100         1,856
 Paychex, Inc.                       540,000        21,600
 PE Corp.-PE Biosystems Group        112,000        13,475
 *Peregrine Systems, Inc.            368,831        30,475
 *PMC-Sierra, Inc.                   190,278        30,504
 *Proxicom, Inc.                      56,300         6,999
 *Qlogic Corporation                 227,800        36,420
 *Sapient Corp.                      181,400        25,566
 *Scient Corp.                       151,020        13,054
 *Semtech Corporation                398,600        20,777
 *Sycamore Networks, Inc.              4,600         1,417

Aggressive Growth Stock Portfolio    B- 60

                                                 MARKET
                                   SHARES/        VALUE
 COMMON STOCK (89.9%)                PAR         (000'S)
 ---------------------------------------------------------
 TECHNOLOGY continued
 *Synopsys, Inc.                     285,093   $    19,030
 *Tellabs, Inc.                      268,100        17,209
 *VeriSign, Inc.                     147,000        28,068
 *Viant Corp.                         61,469         6,085
 *Vignette Corporation               215,328        35,098
 *ZapMe! Corporation                  71,200           614
                                               -----------
     TOTAL                                         707,517
                                               -----------

 TRANSPORTATION (1.1%)
 Expeditors International of
  Washington, Inc.                   159,900         7,006
 *Swift Transportation Co.,
  Inc.                               515,490         9,085
                                               -----------
     TOTAL                                          16,091
                                               -----------
     TOTAL COMMON STOCK (COST
       $724,799)                                 1,335,121
                                               -----------
 MONEY MARKET INVESTMENTS (10.4%)
 ---------------------------------------------------------
 CAPTIVE FINANCE COMPANY (3.1%)
 Daimler-Chrysler N.A. Holding,
  5.50%, 01/28/00                 20,000,000        19,917
 Ford Motor Credit Company,
  6.21%, 01/12/00                 25,000,000        24,953
                                               -----------
     TOTAL                                          44,870
                                               -----------

 FEDERAL GOVERNMENT AND AGENCIES (1.7%)
 #Federal Home Loan Mortgage
  Corp., 4.74%, 01/14/00          23,000,000        22,961
 Federal Home Loan Mortgage
  Corp., 5.51%, 01/10/00             100,000           100
 #Federal Home Loan Mortgage
  Corp., 5.54%, 01/20/00           2,000,000         1,994
                                               -----------
     TOTAL                                          25,055
                                               -----------

 FINANCE LESSOR (1.3%)
 Variable Funding Capital
  Corp., 6.05%, 01/25/00          20,000,000        19,919
                                               -----------

 FINANCE SERVICES (1.4%)
 Preferred Receivable Funding,
  5.25%, 01/27/00                  1,500,000         1,494
 Preferred Receivable Funding,
  6.10%, 01/27/00                 19,500,000        19,414
                                               -----------
     TOTAL                                          20,908
                                               -----------

                                                 MARKET
 MONEY MARKET INVESTMENTS          SHARES/        VALUE
 (10.4%)                             PAR         (000'S)
 ---------------------------------------------------------
 MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (2.9%)
 National Rural, 5.80%,
   01/25/00                       23,000,000   $    22,911
 Quincy Capital Corporation,
  6.02%, 01/28/00                 20,000,000        19,910
                                               -----------
     TOTAL                                          42,821
                                               -----------

 SHORT-TERM BUSINESS CREDIT (0.0%)
 IBM Credit Corp., 4.00%,
  01/04/00                           700,000           700
                                               -----------

     TOTAL MONEY MARKET
      INVESTMENTS (COST
      $154,273)                                    154,273
                                               -----------

     TOTAL INVESTMENTS (100.3%)
      COST ($879,072)'                           1,489,394
                                               -----------

     OTHER ASSETS, LESS
      LIABILITIES (-0.3%)                           (4,083)
                                               -----------

     TOTAL NET ASSETS (100.0%)                 $ 1,485,311
                                               -----------

* Non-Income Producing

ADR - American Depository Receipt

# Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1999 is summarized below:

                                                 UNREALIZED
                       NUMBER OF   EXPIRATION   APPRECIATION
ISSUERS                CONTRACTS      DATE        (000'S)
------------------------------------------------------------
Midcap 400 Stock
 Index                    353         3/00         $2,409
(Total Notional Value
 at 12/31/99,
 $76,866,400)

[CARET] At December 31, 1999, the aggregate cost of securities for federal income tax purposes was $880,991 and the net unrealized appreciation of investments based on that cost was $608,403 which is comprised of $631,235 aggregate gross unrealized appreciation and $22,832 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                     B- 61     Aggressive Growth Stock Portfolio

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
December 31, 1999

                                                        MARKET
                                           SHARES/       VALUE
 COMMON STOCK (98.3%)      COUNTRY           PAR        (000'S)
 ---------------------------------------------------------------
 CAPITAL EQUIPMENT (6.2%)
 Alcatel, ADR           France               206,000   $   9,270
 Alcatel, DG            France                30,300       6,952
 Hong Kong Aircraft &
  Engineering           Hong Kong          2,680,700       4,449
 Invensys PLC           United Kingdom       107,832         587
 Rolls-Royce PLC        United Kingdom     2,685,200       9,285
 Koninklijke Philips
  Electronics N.V.      Netherlands           57,960       7,874
 The Weir Group PLC     United Kingdom     2,702,500       9,606
                                                       ---------
     TOTAL                                                48,023
                                                       ---------

 CONSUMER GOODS (14.8%)
 Autoliv, Inc.          Sweden               279,100       8,164
 Aventis SA             France               221,000      12,833
 *Aventis SA            Germany               88,297       5,118
 Fiat SPA Ord.          Italy                152,790       4,359
 Medeva PLC             United Kingdom     4,250,000      12,085
 Nycomed Amersham PLC   United Kingdom     1,628,610      10,149
 Ono Pharmaceutical
  Co., Ltd.             Japan                233,000       6,249
 Tate & Lyle, PLC       United Kingdom       762,600       4,904
 Teva Pharmaceutical
  Industries Ltd., ADR  Israel               178,200      12,775
 Sony Corporation       Japan                 87,500      25,952
 Volvo Aktiebolaget, B
  Free                  Sweden               433,000      11,203
                                                       ---------
     TOTAL                                               113,791
                                                       ---------

 ENERGY (6.6%)
 Petroleo Brasileiro
  SA - Petrobras        Brazil            32,500,000       8,276
 Ranger Oil Limited     Canada             1,055,400       3,298
 *Renaissance Energy
  LTD                   Canada               540,000       5,425
 Repsol S.A.            Spain                366,000       8,479
 Shell Transport &
  Trading Company PLC   United Kingdom     1,518,500      12,623
 Total Fina SA          France                97,622      13,017
                                                       ---------
     TOTAL                                                51,118
                                                       ---------

 FINANCE (21.0%)
 Australia & New
  Zealand Bank Group    Australia          1,506,097      10,965
 AXA-UAP SA             France               108,413      15,100
 Banco Bradesco SA      Brazil           623,750,000       4,893
 *Banco Bradesco SA,
  Rights                Brazil            40,502,640         161
 Banco de Andulucia     Spain                120,000       4,227
 Banco Itau S.A.        Brazil             2,079,000       1,784

                                                        MARKET
                                           SHARES/       VALUE
 COMMON STOCK (98.3%)      COUNTRY           PAR        (000'S)
 ---------------------------------------------------------------
 FINANCE continued
 Bangkok Bank Public
  Company Ltd           Thailand           1,551,800   $   3,929
 Banque Nationale de
  Paris                 France               103,385       9,530
 *Banque Nationale de
  Paris, Warrants       France                46,345         213
 Deutsche Bank AG       Germany              108,188       9,129
 Hang Lung Development
  Co.                   Hong Kong          2,758,000       3,122
 HSBC Holdings          Hong Kong            568,137       7,967
 ING Groep NV           Netherlands          209,000      12,607
 Merita Limited "A"     Finland            2,436,000      14,341
 The Nomura Securities
  Co., Ltd.             Japan                987,400      17,832
 PartnerRe Ltd.         Bermuda              226,600       7,350
 Scor                   France               129,900       5,726
 Unibanco Uniao de
  Bancos                Brazil            14,033,500         932
 Unidanmark A/S, A
  Registered            Denmark              180,800      12,711
 XL Capital Ltd.        Bermuda              178,800       9,275
 Zurich
  Versicherungs -
  Gesellschaft          Switzerland           17,900      10,207
                                                       ---------
     TOTAL                                               162,001
                                                       ---------

 GOLD MINES (2.1%)
 AngloGold Limited ADR  S. Africa            238,800       6,134
 Barrick Gold
  Corporation           Canada               390,300       6,963
 *Kinross Gold
  Corporation           Canada             1,796,100       3,335
                                                       ---------
     TOTAL                                                16,432
                                                       ---------

 MATERIALS (11.9%)
 Agrium, Inc.           Canada               473,300       3,727
 Akzo Nobel NV          Netherland           163,600       8,199
 Asia Pulp & Paper
  Company Ltd. ADR      Singapore            477,300       3,759
 Bayer AG               Germany              157,000       7,426
 Boehler - Uddeholm AG  Austria              119,556       5,510
 *Celanese AG           Germany               11,770         214
 Companhia Vale do Rio
  Doce, ADR             Brazil               372,000       9,393
 Corus Group PLC        United Kingdom     4,392,400      11,426
 Grupo Mexico, B
  Shares                Mexico             1,320,000       6,541
 Hepworth PLC           United Kingdom       607,200       1,869
 Metsa Serla Oyj, B
  shares                Finland              157,500       1,831
 Pioneer International
  Ltd.                  Australia          3,197,946       9,644

International Equity Portfolio       B- 62

                                                        MARKET
                                           SHARES/       VALUE
 COMMON STOCK (98.3%)      COUNTRY           PAR        (000'S)
 ---------------------------------------------------------------
 MATERIALS continued
 zStora Enso OYJ - R
  shares                Finland              754,400   $  13,142
 Stora Kapparbergs,
  Series B              Sweden               507,997       8,723
                                                       ---------
     TOTAL                                                91,404
                                                       ---------

 MULTI-INDUSTRY (5.1%)
 Elementis PLC          United Kingdom     1,494,000       1,943
 Hutchinson Whampoa
  Limited               Hong Kong            798,000      11,600
 Pilkington PLC         United Kingdom     4,777,300       6,522
 Swire Pacific
  Limited, A Shares     Hong Kong          1,459,500       8,618
 Swire Pacific
  Limited, B Shares     Hong Kong          3,534,200       3,092
 Williams PLC           United Kingdom     1,652,900       7,524
                                                       ---------
     TOTAL                                                39,299
                                                       ---------

 SERVICES (23.4%)
 Best Denki Co., Ltd.   Japan                581,000       5,460
 British Airways PLC    United Kingdom     1,242,900       8,113
 *Cable & Wire Optus
  Ltd.                  Australia          2,674,560       8,944
 Compania Anonima
  Nacional Telefonos
  de Venezuela          Venezuela            293,000       7,215
 Cia. de
  Telecomunicaciones
  de Chile S.A.         Chile                273,725       4,996
 Embratel
  Participacoes S.A,
  ADR                   Brazil               241,200       6,573
 Hyder PLC Cum. Red.
  Pfd.                  United Kingdom       401,400         572
 Korea Telecom
  Corporation, ADR      Republic Of
                        Korea                 97,000       7,251
 Kurita Water
  Industries, Ltd.      Japan                299,000       4,753
 Laidlaw
  Transportation
  Limited               Canada               691,580       3,631
 Marks & Spencer PLC    United Kingdom     1,148,000       5,467
 Mayne Nickless Ltd.    Australia          1,671,600       4,316
 Moebel Walther AG PFD  Germany              103,297         800
 News Corporation Ltd.  Australia          1,014,400       8,697
 Nippon Telephone &
  Telegraph
  Corporation (NTT)     Japan                    800      13,704
 The Peninsular and
  Oriental Steam
  Navigation Company    United Kingdom       548,000       9,146
 Phillipine Long
  Distance Telephone,
  ADR                   Philippines          127,000       3,286

                                                        MARKET
                                           SHARES/       VALUE
 COMMON STOCK (98.3%)      COUNTRY           PAR        (000'S)
 ---------------------------------------------------------------
 SERVICES continued
 Portugal Telecom SA    Portugal             395,000   $   4,329
 Pt Indosat, ADR        Indonesia            386,900       8,367
 J Sainsbury PLC        United Kingdom     1,162,100       6,558
 SK Telecom Co., LTD.,
  ADR                   Republic Of
                        Korea                  7,351         282
 Somerfield PLC         United Kingdom       860,766       1,224
 Storehouse PLC         United Kingdom     2,879,480       2,163
 Telecom Corporation
  of New Zealand
  Limited               New Zealand        1,959,500       9,215
 Telecom Italia SPA     Italy              1,200,000       7,306
 Telefonica de
  Argentina SA, ADR     Argentina            358,300      11,063
 Telefonica del Peru
  SA B shares, ADR      Peru                 370,800       4,959
 Telefonos de Mexico
  SA, ADR               Mexico               154,002      17,325
 Telesp Participacoes
  S.A., ADR             Brazil               210,300       5,139
                                                       ---------
     TOTAL                                               180,854
                                                       ---------

 UTILITIES (7.2 %)
 Endesa S.A.            Spain                252,000       4,999
 EVN Energie
  Versorgung            Australia             21,500       3,245
 Gener S.A., ADR        Chile                299,450       4,641
 Hong Kong Electric
  Holdings Ltd          Hong Kong          1,790,000       5,596
 Iberdrola S.A.         Spain                587,500       8,135
 Korea Electric Power
  Corp., ADR            Korea                271,000       8,401
 National Power PLC     United Kingdom     1,246,864       7,222
 Thames Water           United Kingdom       430,504       5,370
 Veba AG                Germany              168,100       8,162
                                                       ---------
     TOTAL                                                55,771
                                                       ---------
     TOTAL COMMON STOCK (COST
       $626,644)                                         758,693
                                                       ---------
     MONEY MARKET
  INVESTMENTS (1.4%)
 ---------------------------------------------------------------
 ZCAPTIVE FINANCE
  COMPANY (1.3%)
 Ford Motor Credit
  Company, 5.95%,
  01/12/2000            United States      9,700,000       9,681
                                                       ---------

 FEDERAL GOVERNMENT AND AGENCIES (.1%)
 Federal Home Loan
  Mortgage Corp.,
  4.74%, 01/14/2000     United States      1,230,000       1,228
                                                       ---------
     TOTAL MONEY MARKET INVESTMENTS (COST $10,909)
                                                          10,909
                                                       ---------

                                     B- 63        International Equity Portfolio

                                                        MARKET
                                                         VALUE
                                                        (000'S)

 ---------------------------------------------------------------
     Z
 TOTAL INVESTMENTS (99.7%)
     (COST $637,553)[CARET]                            $ 769,602
                                                       ---------

     OTHER ASSETS, LESS LIABILITIES (0.3%)                 2,568
                                                       ---------

     TOTAL NET ASSETS (100.0%)                         $ 772,170
                                                       ---------

* Non-Income Producing

ADR - American Depository Receipt

Investment Percentages by Country:

United Kingdom                                       15.97%
Japan                                                 9.61%
France                                                9.44%
Australia                                             5.95%
Hong Kong                                             5.77%
Other                                                53.26%
                                                    -------
Total                                               100.00%

[CARET] At December 31, 1999, the aggregate cost of securities for federal income tax purposes was $637,581 and the net unrealized appreciation of investments based on that cost was $132,021 which is comprised of $196,727 aggregate gross unrealized appreciation and $64,706 gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

International Equity Portfolio       B- 64

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
December 31, 1999

                                                 MARKET
                                      SHARES/     VALUE
 COMMON STOCK (94.7%)                   PAR      (000'S)
 -------------------------------------------------------
 BASIC MATERIALS (4.6%)
 A. Schulman, Inc.                       1,900   $    31
 *Airgas, Inc.                           4,400        42
 AK Steel Holding Corp.                  6,200       117
 Albemarle Corporation                   2,900        56
 Bowater Inc.                            3,200       174
 Cabot Corp.                             4,100        84
 Carpenter Technology                    1,400        38
 Chesapeake Corp.                        1,300        40
 CK Witco Corporation                    7,363        98
 Cleveland-Cliffs Inc.                     700        22
 Consolidated Papers, Inc.               5,600       178
 *Cytec Industries Inc.                  2,600        60
 Dexter Corp.                            1,400        56
 Ethyl Corp.                             5,200        20
 Ferro Corp.                             2,200        48
 Georgia Gulf Corp.                      1,900        58
 Georgia-Pacific Corporation
  (Timber Group)                         5,100       126
 H.B. Fuller Co.                           900        50
 IMC Global Inc.                         7,100       116
 Kennametal Inc.                         1,800        60
 Longview Fibre Co.                      3,200        46
 Lubrizol Corp.                          3,400       105
 Lyondell Chemical Company               7,200        92
 M.A. Hanna Company                      3,000        33
 Martin Marietta Materials               2,900       119
 *Maxxam Inc.                              400        17
 Minerals Technologies Inc.              1,300        52
 Olin Corp.                              2,800        55
 Oregon Steel Mills Inc.                 1,600        13
 P.H. Glatfelter Company                 2,600        38
 Rayonier Inc.                           1,700        82
 RPM. Inc.                               6,800        69
 Ryerson Tull Inc.                       1,500        29
 Solutia Inc.                            6,800       105
 Sonoco Products Co.                     6,300       143
 Southdown Inc.                          2,200       114
 *Ucar International Inc.                2,800        50
 Universal Corp-Va                       2,000        46
 Wausau-Mosinee Paper Corp.              3,200        37
                                                 -------
     TOTAL                                         2,719
                                                 -------

 CAPITAL GOODS (7.3%)
 Agco Corp.                              3,700        50
 Albany International Corp.              1,900        29
 *American Power Conversion             11,900       314
 *American Standard Companies            4,400       202
 Ametek Inc.                             2,000        38
 Carlisle Companies. Inc.                1,900        68
 Cordant Technologies Inc.               2,300        76
 Diebold Inc.                            4,300       101
 Donaldson Co. Inc.                      2,800        67
 Federal Signal Corp.                    2,800        45

                                                 MARKET
                                      SHARES/     VALUE
 COMMON STOCK (94.7%)                   PAR      (000'S)
 -------------------------------------------------------
 CAPITAL GOODS continued
 Flowserve Corp.                         2,300   $    39
 Granite Construction Inc.               1,700        31
 Harsco Corp.                            2,500        79
 Herman Miller Inc.                      4,900       113
 Hillenbrand Industries                  4,100       130
 HON Industries                          3,800        83
 Hubbell Inc.                            4,000       109
 *Jabil Circuit, Inc.                    5,400       394
 *Jacobs Engineering Group Inc.          1,600        52
 Kaydon Corporation                      2,000        54
 *Magnetek Inc.                          1,900        15
 Newport News Shipbuilding               2,100        58
 Nordson Corp.                           1,000        48
 Pentair Inc.                            3,000       116
 Precision Castparts Corp.               1,500        39
 Reynolds & Reynolds                     4,800       108
 *Sanmina Corporation                    3,600       360
 *SCI Systems Inc.                       4,500       370
 *Sensormatic Electronics Corp.          4,700        82
 *Sequa Corp.                              600        32
 *SPX Corp.                              1,900       154
 Standard Register Co.                   1,700        33
 Stewart & Stevenson Services            1,700        20
 *Symbol Technologies Inc.               5,400       343
 Tecumseh Products Co.                   1,200        57
 Teleflex, Inc.                          2,300        72
 Trinity Industries                      2,500        71
 *Vishay Intertechnology Inc.            5,225       165
 Wallace Computer Services, Inc.         2,600        43
 York International Corp.                2,500        69
                                                 -------
     TOTAL                                         4,329
                                                 -------

 COMMUNICATION SERVICES (1.7%)
 Broadwing, Inc.                        13,300       490
 Comsat Corp.                            3,222        64
 Telephone & Data Systems Inc.           3,800       479
                                                 -------
     TOTAL                                         1,033
                                                 -------

 CONSUMER CYCLICAL (15.0%)
 *A.H. Belo Corporation                  7,300       139
 *Abercrombie & Fitch Co.                6,400       171
 *AC Nielsen Corporation                 3,600        89
 *Acxiom Corporation                     5,200       125
 *American Eagle Outfitters, Inc.        2,900       131
 *Apollo Group Inc.                      4,800        96
 Arvin Industries Inc.                   1,600        45
 Bandag Inc.                             1,400        35
 *Barnes & Noble, Inc.                   4,300        89
 *BJ's Wholesale Club Inc.               4,500       164
 *Blyth Industries Inc.                  3,000        74
 *Borders Group Inc.                     4,800        77
 Borg-Warner Automotive, Inc.            1,600        65
 *Burlington Industries, Inc.            3,300        13

                                     B- 65             Index 400 Stock Portfolio

                                                 MARKET
                                      SHARES/     VALUE
 COMMON STOCK (94.7%)                   PAR      (000'S)
 -------------------------------------------------------
 CONSUMER CYCLICAL continued
 Callaway Golf Company                   4,700   $    83
 *CDW Computer Centers, Inc.             2,700       212
 Cintas Corp.                            6,800       361
 Claire's Stores Inc.                    3,100        69
 Clayton Homes Inc.                      8,900        82
 *Compusa Inc.                           5,700        29
 *Convergys Corp.                        9,400       289
 *DeVry, Inc.                            4,300        80
 *Dollar Tree Stores, Inc.               3,800       184
 Family Dollar Stores                   10,700       175
 Fastenal Co.                            2,300       103
 *Federal-Mogul Corp.                    4,400        89
 *Furniture Brands International
  Inc.                                   3,200        70
 *Gtech Holdings Corp.                   2,200        48
 Harley-Davidson, Inc.                   9,400       602
 Harte-Hanks Communications              4,300        94
 Heilig-Meyers Co.                       3,700        10
 Houghton Mifflin Co.                    1,900        80
 International Game Technology           5,600       114
 International Speedway Corporation      3,300       166
 *Jones Apparel Group, Inc.              7,551       205
 Kelly Services Inc.                     2,200        55
 Lancaster Colony Corp.                  2,500        83
 *Land's End Inc.                        1,900        66
 *Lear Corporation                       4,100       131
 Lee Enterprises                         2,700        86
 *Mandalay Resort Group                  5,600       113
 Manpower Inc.                           4,700       177
 Mark IV Industries Inc.                 2,900        51
 Media General Inc.                      1,600        83
 Meritor Automotive Inc.                 4,300        83
 *Micro Warehouse Inc.                   2,200        41
 Modine Manufacturing Co.                1,800        45
 *Modis Professional Services Inc.       5,900        84
 *Mohawk Industries Inc.                 3,700        98
 *Navigant Consulting Co.                2,600        28
 NCH Corp.                                 300        13
 *NCO Group, Inc.                        1,500        45
 Neiman Marcus Group, Inc                3,000        84
 *Officemax Inc.                         7,000        39
 *Ogden Corp.                            3,000        36
 Olsten Corp.                            5,000        57
 *Park Place Entertainment              18,700       234
 *Payless Shoesource Inc.                2,000        94
 Pittston Brink's Group                  2,500        55
 *Premier Parks Inc.                     4,800       139
 The Readers Digest Association,
  Inc.                                   6,600       193
 *Robert Half International, Inc.        5,600       160
 Rollins Inc.                            1,900        28
 Ross Stores Inc.                        5,600       100
 *Saks Incorporated                      8,900       139
 *Scholastic Corp.                       1,000        62
 Shaw Industries Inc.                    8,500       131
 Sotheby's Holdings                      3,600       108
 Stewart Enterprises, Inc.               6,900        33

                                                 MARKET
                                      SHARES/     VALUE
 COMMON STOCK (94.7%)                   PAR      (000'S)
 -------------------------------------------------------
 CONSUMER CYCLICAL continued
 Superior Industries International       1,700   $    46
 *Sylvan Learning Systems Inc.           3,200        42
 *Tech Data Corp.                        3,200        87
 Tiffany & Co.                           4,300       384
 *Unifi Inc.                             3,700        46
 USG Corp.                               3,100       146
 Viad Corp.                              6,000       167
 Warnaco Group                           3,400        42
 Washington Post                           600       334
 Wellman Inc.                            1,900        35
 Westpoint Stevens Inc.                  3,400        59
 *Williams-Sonoma, Inc.                  3,400       156
                                                 -------
     TOTAL                                         8,976
                                                 -------

 CONSUMER STAPLES (7.2%)
 Banta Corp.                             1,700        38
 Bergen Brunswig Corp.                   8,300        69
 Bob Evans Farms, Inc.                   2,400        37
 *Brinker International Inc.             4,100        98
 *Buffets Inc.                           2,600        26
 Carter-Wallace Inc.                     2,800        50
 CBRL Group Inc.                         3,700        36
 *Chris-Craft Industries Inc.            2,100       151
 Church & Dwight Inc.                    2,400        64
 Dean Foods Co.                          2,400        95
 Dole Food Company                       3,500        57
 Dreyer's Grand Ice Cream Inc.           1,700        29
 Flowers Industries Inc.                 6,200        99
 Hannaford Brothers Co.                  2,600       180
 *Hispanic Broadcasting Corp.            3,400       314
 Hormel Foods Corp.                      4,500       183
 IBP Inc.                                5,700       103
 International Multifoods Corp.          1,200        16
 Interstate Bakeries                     4,300        78
 The J.M. Smucker Co.                    1,800        35
 Lance Inc.                              1,800        18
 *Lone Star Steakhouse & Saloon          2,000        18
 McCormick & Co.                         4,400       131
 *Outback Steakhouse Inc.                4,600       119
 *Papa John's International Inc.         1,900        49
 *Perrigo Company                        4,500        36
 *PSS World Medical, Inc.                4,400        42
 RJ Reynolds Tobacco Holdings Inc.       6,700       118
 Ruddick Corp.                           2,900        45
 *Starbucks Corp.                       11,200       272
 *Suiza Foods Corp.                      2,100        83
 The Dial Corporation                    6,300       153
 Tyson Foods Inc.                       14,200       231
 *U.S. Foodservice                       6,100       102
 Universal Foods Corp.                   3,100        63
 *Univision Communications Inc.          6,300       644
 *Vlasic Foods International             2,800        16
 *Westwood One Inc.                      3,300       251
 Whitman Corp.                           8,700       117
                                                 -------
     TOTAL                                         4,266
                                                 -------

Index 400 Stock Portfolio            B- 66

                                                 MARKET
                                      SHARES/     VALUE
 COMMON STOCK (94.7%)                   PAR      (000'S)
 -------------------------------------------------------
 ENERGY (4.3%)
 *BJ Services Company                    4,400   $   184
 Devon Energy Corporation                4,900       161
 Ensco International Inc.                8,500       194
 *Global Marine Inc.                    10,700       178
 *Hanover Compressor Company             1,800        68
 Murphy Oil Corp.                        2,800       161
 *Nabors Industries, Inc.                8,400       260
 Noble Affiliates Inc.                   3,500        75
 *Noble Drilling Corp.                   8,100       265
 *Ocean Energy Inc.                     10,300        80
 Pennzoil-Quaker State Company           4,800        49
 *Pioneer Natural Resources Co.          6,200        55
 *Santa Fe Snyder Corp.                 11,200        90
 *Smith International Inc.               3,100       154
 Tidewater Inc.                          3,400       122
 Ultramar Diamond Shamrock Corp.         5,300       120
 Valero Energy Corp.                     3,500        70
 *Varco International Inc.               4,000        41
 *Weatherford International, Inc.        6,500       260
                                                 -------
     TOTAL                                         2,587
                                                 -------

 FINANCE (10.4%)
 A.G. Edwards, Inc.                      5,800       186
 Allmerica Financial Corp.               3,300       184
 Ambac Financial Group, Inc.             4,300       224
 American Financial Group Inc.           3,700        98
 Associated Banc-Corp                    3,900       134
 Astoria Financial Corporation           3,400       103
 CCB Financial Corp.                     2,400       105
 Charter One Financial Inc.             13,160       252
 City National Corp.                     2,800        92
 Compass Bancshares Inc.                 7,000       156
 Dime Bancorp, Inc.                      7,000       106
 *E*TRADE Group Inc.                    14,500       379
 Everest Reinsurance Hldgs               3,000        67
 Finova Group Inc.                       3,800       135
 First Security Corporation             12,000       306
 First Tennessee National Corp.          8,100       231
 First Virginia Banks Inc.               3,100       133
 FirstMerit Corporation                  5,600       129
 GreenPoint Financial Corp.              6,700       160
 Hibernia Corp.                          9,900       105
 Horace Mann Educators                   2,500        49
 HSB Group Inc.                          1,800        61
 Keystone Financial Inc.                 3,000        63
 Legg Mason, Inc.                        3,500       127
 Marshall & Ilsley Corp.                 6,400       402
 Mercantile Bankshares Corp.             4,300       137
 National Commerce Bancorporation        6,500       147
 North Fork Bancorporation               8,400       147
 Ohio Casualty Corporation               3,800        61
 Old Republic International
  Corporation                            8,000       109
 Pacific Century Financial Corp.         5,000        93
 The PMI Group Inc.                      2,750       134
 Protective Life Corp.                   4,000       127

                                                 MARKET
                                      SHARES/     VALUE
 COMMON STOCK (94.7%)                   PAR      (000'S)
 -------------------------------------------------------
 FINANCE continued
 Provident Financial Group, Inc.         2,700   $    97
 Reliastar Financial Corp.               5,300       208
 Sovereign Bancorp Inc.                 13,500       101
 TCF Financial Corp.                     5,100       127
 Unitrin Inc.                            4,500       169
 Webster Financial Corp.                 2,800        66
 Westamerica Bancorporation              2,400        67
 Wilmington Trust Corporation            2,000        96
 *Zions Bancorporation                   5,200       308
                                                 -------
     TOTAL                                         6,181
                                                 -------

 HEALTH CARE (9.8%)
 *Acuson Corp.                           1,700        21
 *Apria Healthcare Group Inc.            3,200        57
 Beckman Coulter Inc.                    1,800        92
 *Beverly Enterprises Inc.               6,300        28
 *Biogen Inc.                            9,300       786
 *Chiron Corp.                          11,200       475
 *Covance Inc.                           3,600        39
 Dentsply International Inc.             3,300        78
 *Express Scripts, Inc.                  2,400       154
 *First Health Group Corp.               3,100        83
 *Forest Laboratories, Inc.              5,100       313
 *Foundation Health Systems              7,500        75
 *Genzyme Corporation (General
  Division)                              5,100       230
 *Gilead Sciences Inc.                   2,600       141
 *Health Management Associates Inc.     15,600       209
 ICN Pharmaceuticals Inc.                4,800       121
 *Ivax Corp.                             6,600       170
 *Lincare Holdings, Inc.                 3,600       125
 *Medimmune Inc.                         3,700       614
 *Millennium Pharmaceuticals             2,200       268
 *Minimed Inc.                           1,900       139
 Mylan Laboratories                      8,000       201
 Omnicare Inc.                           5,600        67
 *Oxford Health Plans                    5,000        63
 *Pacificare Health Systems              2,800       148
 *Quorum Health Group, Inc.              4,500        42
 *Sepracor Inc.                          2,000       198
 *Steris Corp.                           4,200        43
 *Stryker Corp.                          6,000       418
 *Sybron International Corporation       6,400       158
 *Total Renal Care Holdings              5,000        33
 *Trigon Healthcare Inc.                 2,600        77
 *VISX Inc.                              3,900       202
                                                 -------
     TOTAL                                         5,868
                                                 -------

 TECHNOLOGY (25.1%)
 *Adtran Inc.                            2,400       123
 *Affiliated Computer Svcs Inc.          3,000       138
 *Altera Corp.                          12,300       610
 *Arrow Electronics Inc.                 5,900       150
 *Atmel Corporation                     12,400       367
 Avnet Inc.                              2,600       157

                                     B- 67             Index 400 Stock Portfolio

                                                 MARKET
                                      SHARES/     VALUE
 COMMON STOCK (94.7%)                   PAR      (000'S)
 -------------------------------------------------------
 TECHNOLOGY continued
 *Cadence Design Systems Inc.           15,000   $   360
 *Cambridge Technology Partners
  Inc.                                   3,700        97
 *CheckFree Holdings Corporation         3,400       355
 *Cirrus Logic Inc.                      4,000        53
 Comdisco Inc.                           9,400       350
 *Concord EFS, Inc.                     12,650       326
 *Cypress Semiconductor Corp.            6,500       210
 *DST Systems, Inc.                      3,900       298
 *Electronic Arts Inc.                   3,800       319
 *Fiserv, Inc.                           7,650       293
 *Gartner Group Inc.                     5,400        75
 Harris Corporation                      4,900       131
 *Imation Corporation                    2,300        77
 *Informix Corp.                        11,800       134
 *Integrated Device Technology Inc.      5,500       160
 *Intuit Inc.                           11,500       689
 *Investment Technology Group Inc.       2,000        58
 *Keane Inc.                             4,400       140
 *Legato Systems Inc.                    5,000       344
 Linear Technology Corp.                 9,400       673
 *Litton Industries Inc.                 2,800       140
 *Maxim Integrated Products             16,600       783
 *Mentor Graphics Corp.                  4,100        54
 *Microchip Technology, Inc.             3,100       212
 *NCR Corporation                        6,100       231
 *Network Associates Inc.                8,600       230
 *NOVA Corporation                       4,500       142
 *Novellus Systems, Inc.                 2,400       294
 *Policy Management Systems
  Corporation                            2,200        56
 Polycom, Inc.                           2,000       127
 *Qlogic Corporation                     2,200       352
 *Quantum Corp.-DLT & Storage           10,200       154
 *Rational Software Corp.                5,400       265
 *Siebel Systems Inc.                   11,400       958
 *Sterling Commerce Inc.                 5,400       184
 *Sterling Software, Inc.                5,200       164
 *Storage Technology Corp.               6,200       114
 *Structural Dynamics Research           2,200        28
 *Sungard Data Systems Inc.              7,400       176
 Sykes Enterprises, Inc.                 2,600       114
 *Symantec Corp.                         3,500       205
 *Synopsys, Inc.                         4,400       294
 *Transaction Systems Architects,
  Inc.                                   2,000        56
 *VERITAS Software Corp.                15,800     2,261
 *Vitesse Semiconductor Corp.            9,500       498
 *Waters Corp.                           3,800       201
                                                 -------
     TOTAL                                        14,980
                                                 -------
 TRANSPORTATION (1.0%)
 Airborne Freight Corp.                  3,000        66
 *Alaska Airgroup Inc.                   1,600        56
 Alexander & Baldwin Inc.                2,700        62
 Arnold Industries Inc.                  1,500        21
 CNF Transportation Inc.                 3,000       104

                                                 MARKET
                                      SHARES/     VALUE
 COMMON STOCK (94.7%)                   PAR      (000'S)
 -------------------------------------------------------
 TRANSPORTATION continued
 Gatx Corp.                              3,100   $   105
 J.B. Hunt Transport Services, Inc.      2,200        30
 Overseas Shipholding Group              2,200        33
 *Swift Transportation Co., Inc.         4,000        70
 *Wisconsin Central Transport            3,200        43
                                                 -------
     TOTAL                                           590
                                                 -------

 UTILITIES (8.3%)
 AGL Resources Inc.                      3,500        60
 Allegheny Energy Inc.                   7,100       191
 Alliant Energy Corp.                    4,800       132
 American Water Works Inc.               6,000       127
 Black Hills Corp.                       1,300        29
 *Calpine Corp.                          3,800       243
 Cleco Corporation                       1,400        45
 CMP Group Inc.                          2,000        55
 Conectiv Inc.                           5,800        98
 DPL Inc.                                9,800       170
 DQE, Inc.                               4,600       159
 Energy East Corp.                       7,100       148
 Hawaiian Electric Industries, Inc.      2,000        58
 Idacorp Inc.                            2,300        62
 Illinova Corp.                          4,300       149
 Indiana Energy Inc.                     1,800        32
 Ipalco Enterprises Inc.                 5,300        90
 Kansas City Power & Light               3,800        84
 KeySpan Corporation                     8,600       199
 Kinder Morgan, Inc.                     6,900       139
 LG&E Energy Corp.                       8,000       139
 MCN Energy Group Inc.                   5,300       126
 *Midamerican Energy Holdings Co.        3,800       128
 Minnesota Power Inc.                    4,500        76
 Montana Power Co.                       6,800       245
 National Fuel Gas Co.                   2,400       112
 New England Electric System             3,600       186
 NiSource Inc.                           7,700       138
 *Northeast Utilities                    8,100       167
 NSTAR                                   3,900       158
 OGE Energy Corp.                        4,800        91
 Potomac Electric Power                  7,300       167
 Public Service Co. Of New Mexico        2,500        41
 Puget Sound Energy Inc.                 5,200       101
 Questar Corp.                           5,100        76
 Scana Corp.                             6,400       172
 Sierra Pacific Resources                4,781        83
 Teco Energy Inc.                        8,200       152
 Utilicorp United Inc.                   5,700       111
 Washington Gas Light Co.                2,900        80
 Wisconsin Energy Corporation            7,200       139
                                                 -------
     TOTAL                                         4,958
                                                 -------
     TOTAL COMMON STOCK
       (COST $52,637)                             56,487
                                                 -------

Index 400 Stock Portfolio            B- 68

                                                 MARKET
                                      SHARES/     VALUE
 MONEY MARKET INVESTMENTS (4.7%)        PAR      (000'S)
 -------------------------------------------------------
 FEDERAL GOVERNMENT AND AGENCIES (4.7%)
 Federal Home Loan Mortgage Corp.,
  4.75%, 01/14/00                    1,800,000   $ 1,797
 #Federal Home Loan Mortgage Corp.,
  5.51%, 01/10/00                      700,000       699
 #Federal Home Loan Mortgage Corp.,
  5.54%, 01/20/00                      300,000       299
                                                 -------

     TOTAL MONEY MARKET INVESTMENTS
      (COST $2,795)                                2,795
                                                 -------

     TOTAL INVESTMENTS (99.4%)
      (COST $55,432)/\                            59,282

     OTHER ASSETS, LESS LIABILITIES (0.6%)           362
                                                 -------

     TOTAL NET ASSETS (100.0%)                   $59,644
                                                 -------

* Non-Income Producing

# Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1999 is summarized below:

                                                 UNREALIZED
                       NUMBER OF   EXPIRATION   APPRECIATION
ISSUER                 CONTRACTS      DATE        (000'S)
------------------------------------------------------------
Midcap 400 Stock
 Index                    13          3/00          $132
(Total Notional Value
 at 12/31/99,
 $2,787,400)

/\At December 31, 1999, the aggregate cost of securities for federal income tax purposes was $55,432 and the net unrealized appreciation of investments based on that cost was $3,850 which is comprised of $7,710 aggregate gross unrealized appreciation and $3,860 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                     B- 69             Index 400 Stock Portfolio

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
December 31, 1999

                                                  MARKET
                                     SHARES/       VALUE
 COMMON STOCK (87.3%)                  PAR        (000'S)
 ---------------------------------------------------------
 BASIC MATERIALS (2.0%)
 Ecolab, Inc.                          203,900   $   7,978
 PPG Industries, Inc.                   48,800       3,053
 The Mead Corporation                   55,000       2,389
                                                 ---------
     TOTAL                                          13,420
                                                 ---------

 CAPITAL GOODS (7.1%)
 Avery Dennison Corporation             91,400       6,661
 Emerson Electric Co.                   59,400       3,408
 General Electric Company              114,500      17,719
 Honeywell International, Inc.          69,400       4,003
 Illinois Tool Works, Inc.              68,000       4,594
 *Republic Services, Inc.              215,600       3,099
 Tyco International Ltd.               223,400       8,685
                                                 ---------
     TOTAL                                          48,169
                                                 ---------

 COMMUNICATION SERVICES (4.8%)
 AT&T Corp.                            188,900       9,587
 GTE Corporation                        82,900       5,850
 *MCI WorldCom, Inc.                   129,750       6,885
 *Nextel Communications,
  Inc. - Class A                        72,500       7,476
 SBC Communications, Inc.               50,139       2,444
                                                 ---------
     TOTAL                                          32,242
                                                 ---------

 CONSUMER CYCLICALS (16.4%)
 *Amazon.com, Inc.                      41,900       3,190
 *Barnes & Noble, Inc.                 141,000       2,908
 *barnesandnoble.com, inc. - Class
  A                                     81,400       1,155
 *Costco Wholesale Corporation          62,300       5,685
 Dayton Hudson Corporation              67,000       4,920
 *eToys, Inc.                           68,100       1,788
 Ford Motor Company                     93,000       4,970
 Harley-Davidson, Inc.                 171,500      10,987
 *Kohl's Corporation                   140,600      10,150
 Lennar Corporation                     32,700         531
 Omnicom Group, Inc.                    33,600       3,360
 The Gap, Inc.                          30,350       1,396
 The Home Depot, Inc.                  179,250      12,290
 The Interpublic Group of
  Companies, Inc.                      108,300       6,247
 The McGraw-Hill Companies, Inc.       142,200       8,763
 The New York Times Company -
  Class A                              129,200       6,347
 The ServiceMaster Company             245,250       3,020
 Tiffany & Co.                          15,800       1,410
 Tribune Company                       152,000       8,369
 Wal-Mart Stores, Inc.                 193,000      13,341
                                                 ---------
     TOTAL                                         110,827
                                                 ---------

                                                  MARKET
                                     SHARES/       VALUE
 COMMON STOCK (87.3%)                  PAR        (000'S)
 ---------------------------------------------------------
 CONSUMER STAPLES (9.6%)
 Anheuser-Busch Companies, Inc.         48,900   $   3,466
 The Coca-Cola Company                 112,800       6,571
 The Dial Corporation                  252,800       6,146
 *Keebler Foods Company                108,100       3,040
 Kimberly-Clark Corporation            103,000       6,721
 McDonald's Corporation                115,400       4,652
 PepsiCo, Inc.                         102,100       3,599
 The Procter & Gamble Company           96,000      10,518
 The Quaker Oats Company                65,600       4,305
 Time Warner Inc.                       52,500       3,803
 *Viacom, Inc. - Class B                76,000       4,593
 Walgreen Co.                          262,400       7,675
                                                 ---------
     TOTAL                                          65,089
                                                 ---------

 ENERGY (4.8%)
 BP Amoco Plc, ADR                      90,000       5,338
 Chevron Corporation                    23,000       1,992
 Conoco, Inc. - Class B                210,500       5,236
 EOG Resources, Inc.                   270,000       4,742
 Exxon Mobil Corporation                96,767       7,796
 Schlumberger Limited                   40,500       2,278
 Texaco, Inc.                           38,000       2,064
 Tosco Corporation                      94,000       2,556
 Transocean Sedco Forex, Inc.            7,857         265
                                                 ---------
     TOTAL                                          32,267
                                                 ---------

 FINANCE (7.0%)
 American International Group,
  Inc.                                   8,000         865
 The Bank of New York Company,
  Inc.                                 133,300       5,332
 The Chase Manhattan Corporation        94,880       7,371
 Citigroup, Inc.                       223,400      12,413
 Fifth Third Bancorp                    73,300       5,378
 The Goldman Sachs Group, Inc.          25,500       2,402
 *LaBranche & Co., Inc.                 47,200         602
 Lehman Brothers Holdings, Inc.         43,600       3,692
 Morgan Stanley Dean Witter & Co.       68,700       9,807
                                                 ---------
     TOTAL                                          47,862
                                                 ---------

 HEALTHCARE (5.2%)
 Bristol-Myers Squibb Company          116,500       7,478
 Eli Lilly and Company                  64,900       4,316
 *Guidant Corporation                   30,600       1,438
 Johnson & Johnson                      49,100       4,572
 Medtronic, Inc.                       165,800       6,041
 Merck & Co., Inc.                      97,400       6,532
 Pfizer, Inc.                           43,700       1,418
 Warner-Lambert Company                 38,600       3,163
                                                 ---------
     TOTAL                                          34,958
                                                 ---------

Growth Stock Portfolio               B- 70

                                                  MARKET
                                     SHARES/       VALUE
 COMMON STOCK (87.3%)                  PAR        (000'S)
 ---------------------------------------------------------
 TECHNOLOGY (25.9%)
 *Agilent Technologies, Inc.            24,900   $   1,925
 *Amdocs Limited                       210,000       7,245
 *America Online, Inc.                  77,600       5,854
 *Atmel Corporation                     43,700       1,292
 *Cisco Systems, Inc.                  155,200      16,626
 *Concord EFS, Inc.                    207,900       5,353
 *Dell Computer Corporation             86,800       4,427
 Electronic Data Systems
  Corporation                          124,300       8,320
 *EMC Corporation                       54,800       5,987
 *Fiserv, Inc.                         266,475      10,209
 Hewlett-Packard Company                67,800       7,725
 *Intel Corporation                    149,600      12,314
 International Business Machines
  Corporation                           80,000       8,640
 Lucent Technologies, Inc.             162,884      12,186
 *Microsoft Corporation                171,400      20,011
 Nortel Networks Corporation           112,000      11,312
 *Oracle Corporation                    57,000       6,388
 *Sun Microsystems, Inc.                89,000       6,892
 Texas Instruments, Incorporated        64,200       6,219
 *TIBCO Software, Inc.                  57,500       8,797
 W.W. Grainger, Inc.                    85,000       4,064
 *Williams Communications Group,
  Inc.                                 106,500       3,082
                                                 ---------
     TOTAL                                         174,868
                                                 ---------

 TRANSPORTATION (2.8%)
 *AMR Corporation                       73,900       4,951
 Canadian National Railway Company     165,000       4,342
 *FDX Corporation                       57,000       2,333
 *Midwest Express Holdings, Inc.       125,400       3,997
 Southwest Airlines Co.                215,775       3,493
                                                 ---------
     TOTAL                                          19,116
                                                 ---------

 UTILITIES (1.7%)
 Enron Corp.                           252,000      11,183
                                                 ---------
     TOTAL COMMON STOCK
       (COST $379,101)                             590,001
                                                 ---------
       MONEY MARKET INVESTMENTS (13.0%)
 ---------------------------------------------------------
 CAPTIVE FINANCE COMPANY (3.0%)
 Ford Motor Credit Company, 6.21%,
  01/12/2000                        20,000,000      19,962
                                                 ---------
 FEDERAL AND GOVERNMENT AGENCIES (0.9%)
 Federal Home Loan Mortgage Corp.,
  4.75%, 01/14/2000                  2,400,000       2,396
 #Federal Home Loan Mortgage
  Corp., 5.54%, 01/20/2000           3,700,000       3,689
 #Federal Home Loan Mortgage
  Corp., 5.57%, 01/20/2000             200,000         199
                                                 ---------
     TOTAL                                           6,284
                                                 ---------

                                                  MARKET
                                     SHARES/       VALUE
 MONEY MARKET INVESTMENTS (13.0%)      PAR        (000'S)
 ---------------------------------------------------------
 FINANCE LESSORS (2.9%)
 Variable Funding Capital Corp.,
  6.14%, 01/21/2000                 20,000,000   $  19,932
                                                 ---------

 MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (2.9%)
 Quincy Capital Corporation,
  6.07%, 01/27/2000                 20,000,000      19,912
                                                 ---------

 SHORT-TERM BUSINESS CREDIT (3.3%)
 CXC Incorporated, 6.02%,
  02/09/2000                        20,000,000      19,870
 IBM Credit Corp., 4.00%,
  01/04/2000                         2,400,000       2,399
                                                 ---------
     TOTAL                                          22,269
                                                 ---------

     TOTAL MONEY MARKET
      INVESTMENTS (COST $88,359)                    88,359
                                                 ---------

     TOTAL INVESTMENTS (100.3%)
      (COST $467,460)/\                            678,360
                                                 ---------

     OTHER ASSETS, LESS LIABILITIES (-0.3%)         (2,226)
                                                 ---------

     TOTAL NET ASSETS (100.0%)                   $ 676,134
                                                 ---------

* Non-Income Producing

ADR - American Depository Receipt

# Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1999 is summarized below:

                                                     UNREALIZED
                         NUMBER OF    EXPIRATION    APPRECIATION
       ISSUERS           CONTRACTS       DATE         (000'S)
----------------------------------------------------------------
S&P 500 Stock Index         189          3/00          $2,875
(Total Notional Value
 at 12/31/99,
 $67,253,645)

/\At December 31, 1999, the aggregate cost of securities for federal income tax purposes was $467,460 and the net unrealized appreciation of investments based on that cost was $210,900 which is comprised of $220,019 aggregate gross unrealized appreciation and $9,120 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                     B- 71                Growth Stock Portfolio

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
December 31, 1999

                                                 MARKET
                                    SHARES/       VALUE
 COMMON STOCK (98.8%)                 PAR        (000'S)
 --------------------------------------------------------
 BASIC MATERIALS (7.2%)
 Allegheny Technologies
  Incorporated                        160,350   $   3,598
 Bowater Inc.                          55,500       3,014
 Monsanto Company                     325,400      11,592
 Reynolds Metals Company                3,400         261
 Rohm and Haas Company                291,900      11,877
 *Smurfit-Stone Container
  Corporation                         345,834       8,473
 Temple-Inland Inc.                    74,200       4,893
 USX-U.S. Steel Group, Inc.           125,100       4,128
                                                ---------
     TOTAL                                         47,836
                                                ---------
 CAPITAL GOODS (7.4%)
 Cooper Industries, Inc.              137,000       5,540
 Deere & Company                       82,900       3,596
 General Electric Company              47,300       7,320
 Honeywell International, Inc.        116,200       6,703
 *Republic Services, Inc.             197,100       2,833
 Tyco International Ltd.              514,798      20,013
 Waste Management, Inc.               157,717       2,711
                                                ---------
     TOTAL                                         48,716
                                                ---------

 COMMUNICATION SERVICES (7.3%)
 AT&T Corporation                     175,100       8,886
 Bell Atlantic Corporation             46,300       2,850
 *Global Crossing                      73,800       3,690
 GTE Corporation                      101,400       7,155
 *Level 3 Communications, Inc.         29,600       2,424
 *MCI WorldCom, Inc.                  249,159      13,221
 SBC Communications, Inc.             210,610      10,267
                                                ---------
     TOTAL                                         48,493
                                                ---------

 CONSUMER CYCLICALS (9.4%)
 *Abercrombie & Fitch Co.             136,700       3,648
 *Cendant Corporation                 248,904       6,611
 Circuit City Stores, Inc.             53,900       2,429
 *Federated Department Stores,
  Inc.                                111,300       5,628
 The Gap, Inc.                         66,600       3,064
 International Game Technology        208,300       4,231
 *Jones Apparel Group, Inc.           185,900       5,043
 *Lear Corporation                    108,300       3,466
 Mattel, Inc.                         285,900       3,752
 The News Corporation Limited,
  ADR                                 226,100       8,648
 TJX Companies, Inc.                  227,000       4,639
 United Parcel Service,
  Inc. - Class B                       21,000       1,449
 Wal-Mart Stores, Inc.                138,200       9,553
                                                ---------
     TOTAL                                         62,161
                                                ---------

                                                 MARKET
                                    SHARES/       VALUE
 COMMON STOCK (98.8%)                 PAR        (000'S)
 --------------------------------------------------------
 CONSUMER STAPLES (9.3%)
 *AT&T - Liberty Media Group          185,700   $  10,538
 Clorox Company                        56,700       2,856
 The Coca-Cola Company                 30,200       1,759
 Gillette Company                     155,000       6,384
 Kimberly-Clark Corporation            65,800       4,293
 PepsiCo, Inc.                        149,700       5,277
 Philip Morris Companies, Inc.        451,600      10,472
 The Procter & Gamble Company          98,500      10,792
 The Seagram Company Ltd.             200,200       8,997
                                                ---------
     TOTAL                                         61,368
                                                ---------

 ENERGY (6.8%)
 Conoco, Inc. - Class B               370,400       9,213
 *Cooper Cameron Corp.                 99,600       4,874
 Exxon Mobil Corporation              237,627      19,144
 Shell Transport & Trading
  Company, ADR                         92,200       4,541
 Tosco Corporation                    267,100       7,262
                                                ---------
     TOTAL                                         45,034
                                                ---------

 FINANCE (14.3%)
 Ambac Financial Group, Inc.           98,400       5,135
 Aon Corporation                      218,500       8,740
 Bank of America Corporation          187,843       9,427
 The CIT Group, Inc.                  168,170       3,553
 Citigroup, Inc.                      154,200       8,568
 Dime Bancorp, Inc.                   134,900       2,040
 Federal National Mortgage
  Association                          59,100       3,690
 First Union Corporation              301,500       9,893
 The Goldman Sachs Group, Inc.         76,500       7,205
 KeyCorp                              242,600       5,368
 Marsh & McLennan Companies, Inc.      53,550       5,124
 U.S. Bancorp                         294,600       7,015
 UnumProvident Corp.                  238,923       7,661
 Washington Mutual, Inc.              247,900       6,445
 XL Capital Ltd.                       96,000       4,980
                                                ---------
     TOTAL                                         94,844
                                                ---------

 HEALTH CARE (6.4%)
 American Home Products
  Corporation                         134,100       5,289
 Bristol-Myers Squibb Company         120,500       7,735
 Eli Lilly & Company                   84,000       5,586
 *Forest Laboratories, Inc.           184,700      11,347
 *Tenet Healthcare Corp.              128,500       3,020
 Warner-Lambert Company               114,100       9,349
                                                ---------
     TOTAL                                         42,326
                                                ---------

Growth & Income Stock Portfolio      B- 72

                                                 MARKET
                                    SHARES/       VALUE
 COMMON STOCK (98.8%)                 PAR        (000'S)
 --------------------------------------------------------
 TECHNOLOGY (26.8%)
 *America Online, Inc.                 82,200   $   6,202
 *Applied Materials, Inc.              29,000       3,674
 *BMC Software, Inc.                   48,500       3,877
 *Cisco Systems, Inc.                 244,050      26,144
 Compaq Computer Corporation          167,500       4,533
 *Dell Computer Corporation            73,200       3,733
 *EMC Corporation                      67,300       7,352
 *Intel Corporation                   211,000      17,368
 International Business Machines
  Corporation                          63,900       6,901
 Lucent Technologies, Inc.            140,215      10,490
 *Microsoft Corporation               284,000      33,157
 Motorola, Inc.                        67,900       9,998
 *Oracle Corporation                   62,950       7,054
 PE Corp.-PE Biosystems Group          18,400       2,214
 *Quantum Corp.-DLT & Storage          93,600       1,416
 *Seagate Technology Inc.              52,700       2,454
 *Sun Microsystems, Inc.              273,600      21,187
 Texas Instruments, Incorporated       96,900       9,387
                                                ---------
     TOTAL                                        177,141
                                                ---------

 TRANSPORTATION (1.5%)
 Union Pacific Corporation            221,100       9,646
                                                ---------

 UTILITIES (2.4%)
 Columbia Energy Group                145,800       9,222
 DTE Energy Company                    90,200       2,830
 Northern States Power Company         73,300       1,429
 PG&E Corp.                           131,000       2,686
                                                ---------
     TOTAL                                         16,167
                                                ---------
     TOTAL COMMON STOCK
       (COST $589,891)                            653,732
                                                ---------
                                                 MARKET
                                    SHARES/       VALUE
 MONEY MARKET INVESTMENTS (1.3%)      PAR        (000'S)
 --------------------------------------------------------
 AUTO RELATED (1.2%)
 Daimler-Chrysler N.A. Holding,
  5.5%, 01/28/2000                  8,000,000   $   7,967
                                                ---------

 FEDERAL GOVERNMENT AND AGENCIES (0.0%)
 Federal Home Loan Mortgage
  Corp., 4.74%, 01/14/2000            200,000         199
                                                ---------

 FINANCE LESSORS (0.1%)
 Preferred Receivable Funding,
  6.1%, 01/27/2000                    500,000         498
                                                ---------

     TOTAL MONEY MARKET
      INVESTMENTS (COST $8,664)                     8,664
                                                ---------

     TOTAL INVESTMENTS (100.1%)
      (COST $598,555)'                            662,396
                                                ---------

     OTHER ASSETS, LESS LIABILITIES (-0.1%)          (844)
                                                ---------

     TOTAL NET ASSETS (100.0%)                  $ 661,552
                                                ---------

* Non-Income Producing

ADR - American Depository Receipt

[CARET] At December 31, 1999, the aggregate cost of securities for federal income tax purposes was $602,714 and the net unrealized appreciation of investments based on that cost was $59,682 which is comprised of $117,854 aggregate gross unrealized appreciation and $58,172 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                     B- 73       Growth & Income Stock Portfolio

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
December 31, 1999

                                                 MARKET
                                   SHARES/        VALUE
 COMMON STOCK (98.5%)                PAR         (000'S)
 ---------------------------------------------------------
 BASIC MATERIALS (3.0%)
 Air Products & Chemicals, Inc.       41,700   $     1,400
 Alcan Aluminum Limited               41,100         1,693
 Alcoa Inc.                           66,800         5,544
 Allegheny Technologies
  Incorporated                        17,367           390
 Archer Daniels Midland Company      112,449         1,371
 Barrick Gold Corporation             71,000         1,256
 Bemis Company, Inc.                   9,500           331
 *Bethlehem Steel Corporation         23,800           199
 Boise Cascade Corporation            10,400           421
 Champion International               17,500         1,084
 Dow Chemical Company                 40,100         5,358
 E.I. du Pont de Nemours &
  Company                            189,900        12,510
 Eastman Chemical Company             14,225           678
 Ecolab, Inc.                         23,600           923
 Engelhard Corp.                      22,900           432
 *FMC Corporation                      5,800           332
 *Freeport-McMoRan Copper &
  Gold, Inc.                          29,800           630
 Georgia Pacific Corp.                31,200         1,583
 Great Lakes Chemical                 10,600           405
 Hercules Inc.                        19,300           538
 Homestake Mining Company             47,400           370
 *Inco Limited                        34,900           820
 International Flavors &
  Fragrances, Inc.                    19,300           729
 International Paper Company          75,270         4,248
 Louisiana Pacific Corporation        19,600           279
 The Mead Corporation                 18,600           808
 Monsanto Company                    115,400         4,111
 Newmont Mining Corporation           30,480           747
 Nucor Corp.                          15,900           872
 *Pactiv Corporation                  31,000           329
 Phelps Dodge Corporation             14,225           955
 Placer Dome Inc.                     59,300           638
 Potlatch Corporation                  5,300           237
 PPG Industries, Inc.                 31,600         1,977
 Praxair                              29,000         1,459
 Reynolds Metals Company              11,400           874
 Rohm and Haas Company                39,613         1,612
 Sigma-Aldrich Corp.                  18,400           553
 Temple-Inland Inc.                   10,200           673
 Union Carbide Corporation            24,200         1,615
 USX-U.S. Steel Group, Inc.           16,100           531
 Vulcan Materials Co.                 18,200           727
 *W.R. Grace & Co.                    13,000           180
 Westvaco Corporation                 18,250           595
 Weyerhaeuser Company                 42,900         3,081
 Willamette Industries, Inc.          20,300           943
 Worthington Industries               16,750           277
                                               -----------
     TOTAL                                          67,318
                                               -----------

                                                 MARKET
                                   SHARES/        VALUE
 COMMON STOCK (98.5%)                PAR         (000'S)
 ---------------------------------------------------------
 CAPITAL GOODS (8.3%)
 *Allied Waste Industries Inc.        34,300   $       302
 Avery Dennison Corporation           20,700         1,509
 B. F. Goodrich Company               20,000           550
 Ball Corporation                      5,500           217
 Boeing Company                      174,876         7,268
 Briggs & Stratton Corporation         4,200           225
 Caterpillar, Inc.                    64,700         3,045
 Cooper Industries, Inc.              17,200           696
 Corning, Inc.                        44,600         5,751
 Crane Co.                            12,275           244
 Crown Cork & Seal Company,
  Inc.                                22,300           499
 Cummins Engine Company, Inc.          7,600           367
 Danaher Corporation                  25,900         1,250
 Deere & Company                      42,500         1,843
 Dover Corporation                    37,900         1,720
 Eaton Corporation                    13,100           951
 Emerson Electric Co.                 79,100         4,538
 Fluor Corporation                    13,800           633
 Foster Wheeler Corporation            7,400            66
 General Dynamics Corporation         36,300         1,915
 General Electric Company            597,200        92,417
 Honeywell International, Inc.       143,650         8,287
 Illinois Tool Works, Inc.            54,600         3,689
 *Ingersoll-Rand Company              30,100         1,657
 ITT Industries Inc.                  16,000           535
 Johnson Controls, Inc.               15,500           882
 Lockheed Martin Corporation          71,908         1,573
 McDermott International, Inc.        10,800            98
 Milacron Inc.                         6,700           103
 Millipore Corp.                       8,200           317
 Minnesota Mining &
  Manufacturing Co.                   73,300         7,174
 Molex Inc.                           28,200         1,599
 NACCO Industries, Inc.                1,500            83
 National Service Industries,
  Inc.                                 7,400           218
 *Navistar International
  Corporation                         12,000           569
 Northrop Grumman Corporation         12,600           681
 *Owens-Illinois, Inc.                28,400           712
 Paccar Inc.                          14,270           632
 Pall Corporation                     22,600           487
 Parker-Hannifin Corporation          19,775         1,015
 Pitney Bowes Inc.                    48,700         2,353
 Rockwell International Corp.         34,800         1,666
 *Sealed Air Corporation              15,271           791
 *Solectron Corporation               53,300         5,070
 Textron Inc.                         27,300         2,094
 *Thermo Electron Corporation         28,700           430
 Thomas & Betts Corporation           10,400           331
 Timken Company                       11,300           231
 Tyco International Ltd.             304,640        11,843
 United Technologies Corp.            87,700         5,700
 Waste Management, Inc.              112,785         1,938
                                               -----------
     TOTAL                                         188,764
                                               -----------

Index 500 Stock Portfolio            B- 74

                                                 MARKET
                                   SHARES/        VALUE
 COMMON STOCK (98.5%)                PAR         (000'S)
 ---------------------------------------------------------
 COMMUNICATION SERVICES (7.8%)
 ALLTEL Corporation                   55,600   $     4,597
 AT&T Corporation                    581,838        29,528
 Bell Atlantic Corporation           282,684        17,403
 Bellsouth Corporation               343,300        16,071
 CenturyTel Inc.                      25,400         1,203
 *Global Crossing                    139,910         6,996
 GTE Corporation                     178,600        12,603
 *MCI WorldCom, Inc.                 511,473        27,140
 *Nextel Communications, Inc.         65,800         6,786
 SBC Communications, Inc.            621,625        30,304
 Sprint Corporation                  157,900        10,629
 *Sprint PCS                          80,050         8,205
 U S WEST, Inc.                       91,908         6,617
                                               -----------
     TOTAL                                         178,082
                                               -----------

 CONSUMER CYCLICALS (9.1%)
 American Greetings Corp.             12,300           291
 Armstrong World Industries
  Inc.                                 7,300           244
 *Autozone, Inc.                      27,100           876
 *Bed Bath & Beyond Inc.              25,400           883
 *Best Buy Co. Inc.                   37,100         1,862
 Black & Decker Corporation           15,800           826
 Brunswick Corporation                16,800           374
 Carnival Corporation                111,700         5,341
 *Cendant Corporation                131,133         3,483
 Centex Corporation                   10,900           269
 Circuit City Stores, Inc.            36,600         1,649
 *Consolidated Stores
  Corporation                         20,100           327
 Cooper Tire & Rubber Company         13,800           215
 *Costco Wholesale Corporation        40,207         3,669
 Dana Corporation                     30,200           904
 Dayton Hudson Corporation            80,500         5,912
 Delphi Automotive Systems
  Corp.                              102,837         1,620
 Dillard's, Inc.                      19,500           394
 Dollar General Corp.                 40,943           931
 Dow Jones & Company, Inc.            16,500         1,122
 Dun & Bradstreet Corporation         29,300           864
 *Federated Department Stores,
  Inc.                                38,000         1,921
 Fleetwood Enterprises, Inc.           6,100           126
 Ford Motor Company                  220,300        11,772
 Gannet Company Inc.                  50,900         4,152
 The Gap, Inc.                       156,075         7,179
 General Motors Corp.                117,300         8,526
 Genuine Parts Company                32,600           809
 Goodyear Tire & Rubber Company       28,500           803
 H & R Block, Inc.                    17,800           779
 Harcourt General                     13,000           523
 *Harrahs Entertainment               23,400           619
 Hasbro Inc.                          35,475           676
 Hilton Hotels Corporation            67,100           646
 The Home Depot, Inc.                404,994        27,767
 *Huttig Building Products,
  Inc.                                 2,727            13
 IMS Health Incorporated              57,000         1,550
 The Interpublic Group of
  Companies, Inc.                     51,300         2,959

                                                 MARKET
                                   SHARES/        VALUE
 COMMON STOCK (98.5%)                PAR         (000'S)
 ---------------------------------------------------------
 CONSUMER CYCLICALS continued
 J.C. Penney Company, Inc.            48,000   $       957
 Jostens, Inc.                         6,200           151
 Kaufman & Broad Home Corp.            8,700           210
 *Kmart Corporation                   89,900           905
 Knight-Ridder, Inc.                  14,800           881
 *Kohl's Corporation                  29,600         2,137
 Leggett & Platt Inc.                 35,800           767
 The Limited, Inc.                    38,974         1,688
 Liz Claiborne, Inc.                  11,200           421
 Lowe's Companies, Inc.               69,400         4,147
 Marriott International               45,300         1,430
 Masco Corporation                    80,600         2,045
 Mattel, Inc.                         76,488         1,004
 May Department Stores Company        60,800         1,961
 Maytag Corporation                   15,900           763
 The McGraw-Hill Companies,
  Inc.                                35,800         2,206
 Meredith Corporation                  9,400           392
 *Mirage Resorts, Incorporated        36,200           554
 *The Neiman Marcus Group, Inc.           17             0
 The New York Times Company           31,700         1,557
 Nike, Inc.                           51,200         2,538
 Nordstrom, Inc.                      25,500           668
 *Office Depot Inc.                   68,200           746
 Omnicom Group, Inc.                  32,300         3,230
 Owens Corning                        10,000           193
 Pep Boys - Manny, Moe & Jack          9,600            88
 Pulte Corporation                     7,900           178
 *Reebok International Ltd.           10,200            84
 Russell Corp.                         6,100           102
 Sears Roebuck & Co.                  69,300         2,109
 Service Corporation
  International                       49,500           343
 Sherwin-Williams Company             30,800           647
 Snap-On Inc.                         11,950           317
 Springs Industries, Inc.              3,300           132
 The Stanley Works                    16,200           488
 *Staples, Inc.                       84,600         1,755
 Tandy Corporation                    35,200         1,731
 Times Mirror Company                 10,900           730
 TJX Companies, Inc.                  57,800         1,181
 *Toys "R" Us, Inc.                   45,100           646
 Tribune Company                      43,200         2,379
 TRW, Inc.                            22,100         1,148
 VF Corporation                       21,600           648
 Wal-Mart Stores, Inc.               810,200        56,005
 Whirlpool Corporation                13,700           891
                                               -----------
     TOTAL                                         206,029
                                               -----------

 CONSUMER STAPLES (10.9%)
 Adolph Coors Co.                      6,700           352
 Alberto-Culver Company               10,200           263
 Albertson's, Inc.                    76,526         2,468
 Anheuser-Busch Companies, Inc.       85,100         6,031
 Avon Products, Inc.                  47,500         1,567
 BESTFOODS                            50,800         2,670
 Brown-Forman Corporation             12,500           716

                                     B- 75             Index 500 Stock Portfolio

                                                 MARKET
                                   SHARES/        VALUE
 COMMON STOCK (98.5%)                PAR         (000'S)
 ---------------------------------------------------------
 CONSUMER STAPLES continued
 Campbell Soup Company                79,000   $     3,056
 Cardinal Health, Inc.                49,650         2,377
 *CBS Corporation                    138,792         8,874
 *Clear Channel Communications,
  Inc.                                61,500         5,489
 Clorox Company                       43,000         2,166
 The Coca-Cola Company               449,600        26,189
 Coca Cola Enterprises Inc.           77,400         1,558
 Colgate-Palmolive Co.               106,100         6,896
 Comcast Corporation                 136,400         6,854
 Conagra, Inc.                        88,900         2,006
 CVS Corporation                      71,300         2,848
 Darden Restaurant, Inc.              24,100           437
 Deluxe Corp.                         13,800           379
 Fort James Corporation               40,200         1,100
 Fortune Brands, Inc.                 30,300         1,002
 General Mills, Inc.                  55,700         1,991
 Gillette Company                    197,500         8,135
 Great Atlantic & Pacific
  Tea Co., Inc.                        7,000           195
 H.J. Heinz Company                   65,250         2,598
 Hershey Foods Corporation            25,400         1,206
 Kellogg Company                      73,800         2,274
 Kimberly-Clark Corporation           97,044         6,332
 *The Kroger Co.                     151,000         2,850
 Longs Drug Stores Corp.               7,100           183
 McDonald's Corporation              246,600         9,941
 McKesson HBOC, Inc.                  51,245         1,156
 *MediaOne Group, Inc.               110,400         8,480
 Nabisco Group Holdings Corp.         59,400           631
 Newell Rubbermaid Inc.               51,332         1,489
 PepsiCo, Inc.                       266,200         9,384
 Philip Morris Companies, Inc.       435,200        10,091
 The Procter & Gamble Company        241,900        26,503
 The Quaker Oats Company              24,400         1,601
 R.R. Donnelley & Sons Company        23,200           576
 Ralston Purina Group                 58,900         1,642
 Rite Aid Corporation                 47,100           527
 *Safeway Inc.                        92,900         3,304
 Sara Lee Corporation                164,500         3,629
 The Seagram Company Ltd.             78,700         3,537
 Supervalue Inc.                      25,300           506
 Sysco Corporation                    60,300         2,386
 Time Warner Inc.                    235,500        17,059
 *Tricon Global Restaurants,
  Inc.                                27,990         1,081
 Tupperware                           10,500           178
 Unilever NV                         104,067         5,665
 UST Incorporated                     31,700           798
 *Viacom, Inc                        126,812         7,664
 Walgreen Company                    182,700         5,344
 Walt Disney Company                 375,507        10,984
 Wendy's International, Inc.          22,100           456
 Winn-Dixie Stores, Inc.              27,100           649
 Wm. Wrigley Jr. Company              21,200         1,758
                                               -----------
     TOTAL                                         248,081
                                               -----------

                                                 MARKET
                                   SHARES/        VALUE
 COMMON STOCK (98.5%)                PAR         (000'S)
 ---------------------------------------------------------
 ENERGY (5.4%)
 Amerada Hess Corporation             16,500   $       936
 Anadarko Petroleum Corporation       23,200           792
 Apache Corporation                   20,700           765
 Ashland, Inc.                        13,100           431
 Atlantic Richfield Company           58,700         5,078
 Baker Hughes, Inc.                   59,830         1,260
 Burlington Resource, Inc.            39,620         1,310
 Chevron Corporation                 119,400        10,343
 Conoco, Inc.                        114,200         2,841
 Exxon Mobil Corporation             630,185        50,769
 Halliburton Company                  80,300         3,232
 Helmerich & Payne, Inc.               9,000           196
 Kerr-McGee Corporation               15,705           974
 Occidental Petroleum
  Corporation                         63,500         1,373
 Phillips Petroleum Company           46,100         2,167
 *Rowan Companies, Inc.               15,100           327
 Royal Dutch Petroleum Co.           390,400        23,595
 Schlumberger Limited                 99,700         5,608
 Sunoco, Inc.                         16,500           388
 Texaco, Inc.                        100,600         5,464
 Tosco Corporation                    27,700           753
 Transocean Sedco Forex, Inc.         19,341           652
 Union Pacific Resource Group         45,892           585
 Unocal Corp.                         44,100         1,480
 USX -Marathon Group                  56,200         1,387
                                               -----------
     TOTAL                                         122,706
                                               -----------

 FINANCE (13.0%)
 Aflac Inc.                           48,400         2,284
 Allstate Corporation                145,328         3,488
 American Express Company             81,800        13,599
 American General Corporation         45,325         3,439
 American International Group,
  Inc.                               281,895        30,480
 AmSouth Bancorporation               71,600         1,383
 Aon Corporation                      46,600         1,864
 Associates First Capital
  Corporation                        132,610         3,638
 Banc One Corporation                213,486         6,845
 Bank of America Corp.               314,476        15,783
 Bank of New York Company, Inc.      133,900         5,356
 BB&T Corporation                     58,200         1,593
 The Bear Stearns Companies,
  Inc.                                22,238           951
 Capital One Financial
  Corporation                         36,000         1,735
 The Charles Schwab Corporation      148,900         5,714
 Chase Manhattan Corporation         151,512        11,771
 The Chubb Corporation                32,100         1,808
 CIGNA Corporation                    33,900         2,731
 Cincinnati Financial
  Corporation                         30,000           936
 Citigroup, Inc.                     614,911        34,166
 Comerica, Inc.                       28,450         1,328
 Conseco Inc.                         59,537         1,064
 Countrywide Credit Industries,
  Inc.                                20,600           520
 Federal Home Loan Mortgage
  Corp.                              126,600         5,958

Index 500 Stock Portfolio            B- 76

                                                 MARKET
                                   SHARES/        VALUE
 COMMON STOCK (98.5%)                PAR         (000'S)
 ---------------------------------------------------------
 FINANCE continued
 Federal National Mortgage
  Association                        186,600   $    11,651
 Fifth Third Bancorp                  54,975         4,034
 First Union Corporation             174,152         5,714
 Firstar Corporation                 179,265         3,787
 FleetBoston Financial
  Corporation                        167,820         5,842
 Franklin Resources Inc.              45,900         1,472
 Golden West Financial
  Corporation                         30,000         1,005
 Hartford Financial Services
  Group Inc.                          41,100         1,947
 Household International Inc.         87,179         3,247
 Huntington Bancshares, Inc.          41,884         1,000
 J.P. Morgan & Company, Inc.          32,000         4,052
 Jefferson-Pilot Corp.                19,150         1,307
 KeyCorp                              81,700         1,808
 Lehman Brothers Holdings, Inc.       21,800         1,846
 Lincoln National Corporation         36,200         1,448
 Loews Corp.                          19,600         1,189
 Marsh & McLennan
  Companies, Inc.                     48,050         4,598
 MBIA, Inc.                           18,200           961
 MBNA Corp.                          145,975         3,978
 Mellon Financial Corporation         93,600         3,188
 Merrill Lynch & Co.                  67,300         5,620
 MGIC Investment Corp.                19,900         1,198
 Morgan Stanley, Dean Witter,
  Discover & Co.                     103,905        14,832
 National City Corp.                 112,500         2,665
 Northern Trust Corp.                 40,600         2,152
 Old Kent Financial Corp.             21,600           764
 Paine Webber Group Inc.              26,500         1,029
 PNC Bank Corp.                       55,300         2,461
 Price (T. Rowe) Associates           22,100           816
 Progressive Corporation              13,300           973
 Providian Financial
  Corporation                         25,800         2,349
 Regions Financial Corporation        40,800         1,025
 Republic New York Corporation        19,100         1,375
 SAFECO, Inc.                         23,900           595
 SLM Holding Corporation              29,300         1,238
 SouthTrust Corporation               30,500         1,153
 St. Paul Companies, Inc.             41,286         1,391
 State Street Corporation             29,400         2,148
 Summit Bancorp                       32,200           986
 Suntrust Banks Inc.                  58,600         4,032
 Synovus Financial Corp.              49,350           981
 Torchmark Corporation                24,200           703
 U.S. Bancorp                        133,231         3,173
 Union Planters Corporation           26,000         1,025
 UnumProvident Corporation            43,431         1,392
 Wachovia Corporation                 36,800         2,502
 Washington Mutual, Inc.             105,436         2,741
 Wells Fargo & Company               300,230        12,141
                                               -----------
     TOTAL                                         295,968
                                               -----------

                                                 MARKET
                                   SHARES/        VALUE
 COMMON STOCK (98.5%)                PAR         (000'S)
 ---------------------------------------------------------
 HEALTH CARE (8.8%)
 Abbott Laboratories Inc.            277,000   $    10,058
 Aetna, Inc.                          27,263         1,522
 Allergan Inc.                        24,000         1,194
 *Alza Corporation                    18,500           640
 American Home Products
  Corporation                        237,900         9,382
 *Amgen, Inc.                        185,700        11,154
 Bard C R Inc                          9,300           493
 Bausch & Lomb, Inc.                  10,500           719
 Baxter International, Inc.           53,000         3,329
 Becton, Dickinson & Company          45,600         1,220
 Biomet, Inc.                         20,500           820
 *Boston Scientific Corp.             75,300         1,647
 Bristol-Myers Squibb Company        361,600        23,210
 Columbia/HCA Healthcare
  Corporation                        102,700         3,010
 Eli Lilly and Company               199,000        13,233
 *Guidant Corporation                 55,000         2,585
 *HEALTHSOUTH Corporation             75,600           406
 *Humana, Inc.                        30,500           250
 Johnson & Johnson                   244,800        22,797
 Mallinckrodt, Inc.                   12,900           410
 *Manor Care, Inc.                    19,500           312
 Medtronic, Inc.                     213,700         7,787
 Merck & Co., Inc.                   427,000        28,636
 Pfizer, Inc.                        705,500        22,885
 Pharmacia & Upjohn Inc.              92,205         4,149
 *Quintiles Transnational Corp.       20,900           391
 Schering-Plough Corporation         267,300        11,277
 *St. Jude Medical, Inc.              15,400           473
 *Tenet Healthcare Corp.              56,500         1,328
 United Healthcare Corp.              31,600         1,679
 Warner-Lambert Company              155,600        12,749
 *Watson Pharmaceutical Inc.          17,400           623
 *Wellpoint Health Networks           12,000           791
                                               -----------
     TOTAL                                         201,159
                                               -----------

 TECHNOLOGY (29.2%)
 *3COM Corporation                    65,100         3,060
 *Adaptec, Inc.                       18,800           938
 *ADC Telecommunications Inc.         27,200         1,974
 Adobe Systems, Inc.                  22,200         1,493
 *Advanced Micro Devices, Inc.        26,800           775
 *America Online, Inc.               403,500        30,439
 *Analog Devices                      31,500         2,929
 *Andrew Corporation                  14,937           283
 *Apple Computer, Inc.                29,300         3,012
 *Applied Materials, Inc.             68,400         8,665
 Autodesk, Inc.                       10,700           361
 Automatic Data Processing,
  Inc.                               112,700         6,072
 *BMC Software, Inc.                  43,600         3,485
 *Cabletron Systems, Inc.             31,700           824
 *Ceridian Corp.                      26,400           569
 *Cisco Systems, Inc.                591,950        63,413
 *Citrix Systems Inc.                 16,000         1,968

                                     B- 77             Index 500 Stock Portfolio

                                                 MARKET
                                   SHARES/        VALUE
 COMMON STOCK (98.5%)                PAR         (000'S)
 ---------------------------------------------------------
 TECHNOLOGY continued
 Compaq Computer Corporation         309,509   $     8,376
 Computer Associates
  International, Inc.                 97,912         6,848
 *Computer Sciences Corp.             29,100         2,754
 *Compuware Corporation               65,000         2,421
 *Comverse Technology, Inc.           12,700         1,838
 *Dell Computer Corporation          462,600        23,593
 Eastman Kodak Company                57,600         3,816
 Electronic Data Systems
  Corporation                         89,800         6,011
 *EMC Corporation                    184,537        20,161
 Equifax, Inc.                        26,200           617
 First Data Corporation               78,100         3,851
 *Gateway Inc.                        57,000         4,108
 *General Instrument
  Corporation                         31,600         2,686
 Hewlett-Packard Company             184,400        21,010
 Ikon Office Solutions                27,200           185
 *Intel Corporation                  602,300        49,577
 International Business
  Machines Corporation               329,400        35,575
 *KLA- Tencor Corporation             16,100         1,793
 *Lexmark International Group
  Inc.                                23,500         2,127
 *LSI Logic Corp.                     26,800         1,809
 Lucent Technologies, Inc.           557,800        41,730
 *Micron Technology                   45,600         3,545
 *Microsoft Corporation              929,200       108,484
 Motorola, Inc.                      110,600        16,286
 *National Semiconductor
  Corporation                         30,600         1,310
 *Network Appliance Inc.              26,800         2,226
 Nortel Networks Corporation         241,600        24,402
 *Novell, Inc.                        61,000         2,436
 *Oracle Corporation                 262,050        29,366
 *Parametric Technology Company       49,000         1,326
 Paychex, Inc.                        44,750         1,790
 PE Corp.-PE Biosystems Group         18,600         2,238
 *Peoplesoft, Inc.                    44,300           944
 PerkinElmer, Inc.                     8,300           346
 Polaroid Corporation                  8,100           152
 *Qualcomm Inc.                      116,800        20,586
 Raytheon Company- Class B            61,500         1,634
 Scientific-Atlanta, Inc.             13,900           773
 *Seagate Technology Inc.             37,900         1,765
 Shared Medical Systems Corp.          4,900           250
 *Silicon Graphics                    34,400           338
 *Sun Microsystems, Inc.             281,800        21,822
 Tektronix, Inc.                       8,550           332
 *Tellabs, Inc.                       71,300         4,577
 *Teradyne Inc.                       31,200         2,059
 Texas Instruments,
  Incorporated                       143,000        13,853
 *Unisys Corporation                  55,700         1,779
 W.W. Grainger, Inc.                  17,000           813
 Xerox Corporation                   120,700         2,738
 *Xilinx Inc.                         57,600         2,619
 *Yahoo!, Inc.                        47,900        20,726
                                               -----------
     TOTAL                                         662,661
                                               -----------

                                                 MARKET
                                   SHARES/        VALUE
 COMMON STOCK (98.5%)                PAR         (000'S)
 ---------------------------------------------------------
 TRANSPORTATION (0.7%)
 *AMR Corporation                     27,400   $     1,836
 Burlington Northern Santa Fe         84,621         2,052
 CSX Corporation                      39,600         1,242
 Delta Air Lines Inc.                 25,600         1,275
 *FDX Corporation                     54,120         2,216
 Kansas City Southern Inds            20,100         1,500
 Norfolk Southern Corporation         69,300         1,421
 Ryder System, Inc.                   11,700           286
 Southwest Airlines Co.               91,800         1,486
 Union Pacific Corporation            45,100         1,967
 *USAir Group, Inc.                   13,000           417
                                               -----------
     TOTAL                                          15,698
                                               -----------

 UTILITIES (2.3%)
 * The AES Corporation                37,500         2,803
 Ameren Corporation                   25,000           819
 American Electric Power Co.
  Inc.                                35,200         1,131
 Carolina Power & Light Company       29,100           886
 Central & South West
  Corporation                         38,700           774
 Cinergy Corporation                  28,917           698
 CMS Energy Corp.                     21,500           671
 Coastal Corp.                        38,900         1,378
 Columbia Energy Group                14,950           946
 Consolidated Edison Co.
  of New York                         40,200         1,387
 Consolidated Natural Gas
  Company                             17,500         1,136
 Constellation Energy Group
  Inc.                                27,200           789
 Dominion Resources Inc.              35,000         1,374
 DTE Energy Company                   26,400           828
 Duke Energy Corp.                    66,465         3,332
 Eastern Enterprises                   4,900           281
 Edison International                 63,200         1,655
 EL Paso Energy Corporation           41,500         1,611
 Enron Corp.                         130,000         5,769
 Entergy Corporation                  44,900         1,156
 FirstEnergy Corporation              42,600           966
 Florida Progress Corp.               17,900           757
 FPL Group, Inc.                      32,600         1,396
 GPU, Inc.                            22,800           683
 New Century Energies, Inc.           21,000           638
 *Niagra Mohawk Power
  Corporation                         34,100           475
 Nicor, Inc.                           8,600           279
 Northern States Power Company        28,100           548
 ONEOK, Inc.                           5,800           146
 P P & L Resources, Inc.              28,734           657
 PECO Energy Company                  34,000         1,181
 Peoples Energy Corporation            6,500           218
 PG&E Corp.                           69,900         1,433
 Pinnacle West Capital Corp.          15,400           471
 Public Service Enterprise
  Group, Inc.                         39,900         1,389
 Reliant Energy, Inc.                 53,862         1,232
 ScottishPower PLC, ADR               31,958           895

Index 500 Stock Portfolio            B- 78

                                                 MARKET
                                   SHARES/        VALUE
 COMMON STOCK (98.5%)                PAR         (000'S)
 ---------------------------------------------------------
 UTILITIES continued
 Sempra Energy                        43,802   $       761
 Southern Company                    124,400         2,923
 Texas Utilities Company              50,315         1,789
 UNICOM Corp.                         39,600         1,327
 Williams Companies Inc.              79,100         2,417
                                               -----------
     TOTAL                                          52,005
                                               -----------
     TOTAL COMMON STOCK (COST
       $1,196,495)                               2,238,471
                                               -----------
 MONEY MARKET INVESTMENTS (1.5%)
 ---------------------------------------------------------
 AUTO RELATED (0.8%)
 Daimler-Chrysler N.A. Holding,
  5.50%, 01/10/00                 13,000,000        12,946
 Ford Motor Credit Company,
  6.21%, 01/12/00                  5,000,000         4,991
                                               -----------
     TOTAL                                          17,937
                                               -----------

 FEDERAL GOVERNMENT AND AGENCIES (0.7%)
 Federal Home Loan Mortgage
  Corp., 4.75%, 01/14/00           9,900,000         9,883
 #Federal Home Loan Mortgage
  Corp., 5.51%, 01/10/00           5,000,000         4,993
                                               -----------
     TOTAL                                          14,876
                                               -----------

     TOTAL MONEY MARKET INVESTMENTS (COST
      $32,813)                                      32,813
                                               -----------

     TOTAL INVESTMENTS (100.0%)
      (COST $1,229,308)[CARET]                   2,271,284
                                               -----------

     OTHER ASSETS, LESS
      LIABILITIES (0.0%)                               672
                                               -----------

     TOTAL NET ASSETS (100.0%)                 $ 2,271,956
                                               -----------

 ---------------------------------------------------------

* Non-Income Producing

ADR - American Depository Receipt

# Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1999 is summarized below:

                                                 UNREALIZED
                       NUMBER OF   EXPIRATION   APPRECIATION
ISSUER                 CONTRACTS      DATE        (000'S)
------------------------------------------------------------
S&P 500 Stock Index       89          3/00         $1,114
(Total Notional Value
 at 12/31/99,
 $31,909,390)

[CARET] At December 31, 1999, the aggregate cost of securities for federal income tax purposes was $1,229,539 and the net unrealized appreciation of investments based on that cost was $1,041,745 which is comprised of $1,097,772 aggregate gross unrealized appreciation and $56,027 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                     B- 79             Index 500 Stock Portfolio

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
December 31, 1999

                                                 MARKET
                                  SHARES/         VALUE
 BONDS (37.4%)                      PAR          (000'S)
 ---------------------------------------------------------
 CORPORATE BONDS (6.3%)
 AEROSPACE AND DEFENSE (0.1%)
 Lockheed Corporation, 6.75%,
  03/15/03                         3,000,000   $     2,917
                                               -----------

 BANK HOLDING COMPANIES (0.2%)
 Banco Montevideo, 8.4%,
  04/30/08 (144A)                  6,250,000         5,578
 BT Institutional Capital
  Trust, 7.75%, 12/01/26
  (144A)                           1,000,000           888
                                               -----------
     TOTAL                                           6,466
                                               -----------

 BANKING & FINANCE (1.1%)
 Associates Corp. of North
  America, 7.95%, 02/15/10         5,550,000         5,669
 Ford Motor Credit Co., 5.57%,
  07/16/02                        11,700,000        11,724
 Ford Motor Credit Co., 5.75%,
  02/23/04                         6,000,000         5,684
 Ford Motor Credit Co., 6.70%,
  07/16/04                         2,000,000         1,956
 Ford Motor Credit Co.,
  7.375%, 10/28/09                14,500,000        14,314
                                               -----------
     TOTAL                                          39,347
                                               -----------

 CHEMICALS AND ALLIED PRODUCTS (0.5%)
 Chevron Corporation, 6.625%,
  10/01/04                         4,750,000         4,682
 Dow Capital B.V., 8.5%,
  06/8/10                          8,200,000         8,676
 Johnson & Johnson, 6.625%,
  09/01/09                         2,800,000         2,694
 Proctor & Gamble, 6.875%,
  09/15/09                         3,000,000         2,934
                                               -----------
     TOTAL                                          18,986
                                               -----------

 COMMUNICATIONS (0.2%)
 Telecommunications, Inc.,
  7.375%, 2/15/00                  8,000,000         8,012
                                               -----------
 DURABLE GOODS (0.2%)
 Tata Engineering &
  Locomotive, 7.875%, 07/15/07
  (144A)                           6,500,000         6,009
                                               -----------

 ELECTRIC SERVICES (1.3%)
 Columbia Gas System Inc.,
  7.32%, 11/28/10                  7,571,000         7,236
 Comed Financing II, 8.5%,
  01/15/27                         3,000,000         2,925
 Dayton Power & Light Company,
  8.15%, 1/15/26                   5,750,000         5,631
 Niagra Mohawk Power, 7.0%,
  10/01/00                         2,268,293         2,270
 Niagra Mohawk Power, 7.25%,
  10/01/02                         1,134,147         1,130

                                                 MARKET
                                  SHARES/         VALUE
 BONDS (37.4%)                      PAR          (000'S)
 ---------------------------------------------------------
 ELECTRIC SERVICES continued
 Ohio Edison Company, 7.375%,
  9/15/02                          3,665,000   $     3,677
 Public Service Electric & Gas
  Co., 6.875%, 1/1/03              9,000,000         8,927
 Southern California Edison
  Co., 7.25%, 3/1/26              10,000,000         8,953
 Texas Utilities Electric Co.,
  7.875%, 3/1/23                   4,000,000         3,770
                                               -----------
     TOTAL                                          44,519
                                               -----------

 FOOD AND BEVERAGE (0.3%)
 Coca Cola Enterprises, Inc.,
  8%, 1/4/05                      10,000,000        10,389
                                               -----------

 GENERAL MERCHANDISE STORES (0.8%)
 May Department Stores
  Company, 6.7%, 9/15/28           6,150,000         5,406
 May Department Stores
  Company, 7.45%, 10/15/16         4,000,000         3,923
 Wal-Mart Stores, 6.55%,
  8/10/04                         17,800,000        17,505
 Wal-Mart Stores, 6.875%,
  8/10/09                          3,000,000         2,920
                                               -----------
     TOTAL                                          29,754
                                               -----------

 INSURANCE (0.1%)
 Prudential Insurance Co.,
  6.375%, 7/23/06                  2,500,000         2,331
                                               -----------

 MOTION PICTURE (0.3%)
 News America Holdings Inc.,
  8.45%, 8/1/34                   10,000,000        10,184
                                               -----------

 MOTOR VEHICLES (0.5%)
 Daimler-Chrysler North
  America, 6.90%, 09/01/04         4,650,000         4,605
 General Motors Acceptance
  Corp., 6.625%, 10/1/02           5,000,000         4,932
 General Motors Corporation,
  8.8%, 3/1/21                     6,500,000         7,166
                                               -----------
     TOTAL                                          16,703
                                               -----------

 PUBLISHING (0.1%)
 Times Mirror Co., 7.45%,
  10/15/09                         5,050,000         4,967
                                               -----------

 TELEPHONE COMMUNICATIONS (0.5%)
 AT&T Corp, 5.625%, 03/15/04       5,000,000         4,740
 AT&T Corp, 6.50%, 9/15/02         5,500,000         5,437
 Cox Communications, Inc.,
  6.80%, 8/01/28                   1,000,000           870
 GTE Corporation, 6.94%,
  04/15/28                         3,000,000         2,709
 New England Telephone and
  Telegraph, 5.875%, 04/15/09      5,000,000         4,465
                                               -----------
     TOTAL                                          18,221
                                               -----------

Balanced Portfolio                   B- 80

                                                 MARKET
                                  SHARES/         VALUE
 BONDS (37.4%)                      PAR          (000'S)
 ---------------------------------------------------------
 TEXTILES (0.0%)
 ++Polysindo International
  Finance, 11.375%, 06/15/06       6,500,000   $     1,170
                                               -----------

 TOBACCO (0.0%)
 Philip Morris Companies,
  9.25%, 02/15/00                  1,000,000         1,002
                                               -----------

 UTILITY (0.1%)
 Atlantic City Electric
  Company, 6.625%, 08/1/13         4,000,000         3,595
                                               -----------
     TOTAL CORPORATE BONDS                         224,572
                                               -----------

 GOVERNMENT (DOMESTIC AND FOREIGN) AND AGENCY BONDS
   (24.4%)
 FOREIGN GOVERNMENT BONDS (0.2%)
 Province of Quebec, 6.5%,
  1/17/06                          7,500,000         7,211
                                               -----------

 FEDERAL GOVERNMENT AND AGENCIES (24.2%)
 Federal Home Loan Bank,
  5.54%, 01/08/09                  5,000,000         4,426
 Federal Home Loan Mortgage
  Corporation, 6.5%, 10/01/02     13,299,367        12,991
 Federal Home Loan Mortgage
  Corporation, 7.0%, 03/15/07      7,250,000         7,220
 Federal Home Loan Mortgage
  Corporation, 7.5%, 09/29/01     12,394,153        12,287
 Federal National Mortgage
  Assoc., 5.970%, 10/1/08          1,765,241         1,624
 Federal National Mortgage
  Assoc., 6.240%, 02/01/06         4,846,150         4,618
 Federal National Mortgage
  Assoc., 6.265%, 10/1/08          5,676,231         5,308
 Federal National Mortgage
  Assoc., 6.315%, 03/01/06         5,116,930         4,890
 Federal National Mortgage
  Assoc., 6.34%, 2/01/08           4,165,884         3,936
 Federal National Mortgage
  Assoc., 6.43%, 6/01/08           7,326,929         6,945
 Federal National Mortgage
  Assoc., 6.500%, 09/25/05         4,991,230         4,871
 Federal National Mortgage
  Assoc., 6.750%, 12/25/23         6,500,000         6,205
 Federal National Mortgage
  Assoc., 6.750%, 04/25/18         5,387,176         5,212
 Federal National Mortgage
  Assoc., 6.750% 11/01/07          3,062,574         2,961
 Federal National Mortgage
  Assoc., 6.835%, 07/01/03         3,174,568         3,146
 Federal National Mortgage
  Assoc., 6.895%, 05/01/06         5,987,845         5,870
 Federal National Mortgage
  Assoc., 6.900%, 04/01/06         2,414,160         2,368
 Federal National Mortgage
  Assoc., 6.960%, 10/01/07         4,412,264         4,312

                                                 MARKET
                                  SHARES/         VALUE
 BONDS (37.4%)                      PAR          (000'S)
 ---------------------------------------------------------
 FEDERAL GOVERNMENT AND AGENCIES continued
 Federal National Mortgage
  Assoc., 7.000%, 06/25/10         7,941,659   $     7,794
 Federal National Mortgage
  Assoc., 7.000%, 04/01/26        14,253,333        13,843
 Federal National Mortgage
  Assoc., 7.000%, 06/01/03         2,917,320         2,916
 Federal National Mortgage
  Assoc., 7.025%, 08/01/05         1,920,265         1,897
 Federal National Mortgage
  Assoc., 7.045%, 08/01/05         7,487,934         7,405
 Federal National Mortgage
  Assoc., 7.120%, 11/01/03           972,959           969
 Federal National Mortgage
  Assoc., 7.250%, 05/01/04         1,553,417         1,552
 Federal National Mortgage
  Assoc., 8.400%, 02/25/09        10,910,000        11,268
 Federal National Mortgage
  Assoc., 11.000%, 12/01/12           73,238            79
 Federal National Mortgage
  Assoc., 11.000%, 09/01/17        1,135,033         1,242
 Federal National Mortgage
  Assoc., 11.000%, 12/01/17          205,731           223
 Federal National Mortgage
  Assoc., 11.000%, 02/01/18          402,571           436
 Federal National Mortgage
  Assoc., 11.500%, 04/01/18          752,859           827
 Federal National Mortgage
  Assoc., 12.000%, 09/01/12        1,109,033         1,228
 Federal National Mortgage
  Assoc., 12.000%, 12/01/12          213,122           236
 Federal National Mortgage
  Assoc., 12.000%, 09/01/17          348,190           388
 Federal National Mortgage
  Assoc., 12.000%, 10/01/17          362,966           404
 Federal National Mortgage
  Assoc., 12.000%, 12/01/17           33,760           376
 Federal National Mortgage
  Assoc., 12.000%, 02/01/18          363,322           405
 Federal National Mortgage
  Assoc., 12.500%, 04/01/18          335,757           377
 Federal National Mortgage
  Assoc., 13.000%, 11/01/12          148,524           167
 Federal National Mortgage
  Assoc., 13.000%, 11/01/17          342,196           389
 Federal National Mortgage
  Assoc., 13.000%, 12/01/17          230,432           262
 Federal National Mortgage
  Assoc., 13.000%, 02/01/18          505,308           575
 Federal National Mortgage
  Assoc., 14.000%, 12/01/17          133,327           156
 Government National Mortgage
  Assoc., 7.00%, 05/15/23          9,057,267         8,824
 Government National Mortgage
  Assoc., 7.00%, 06/15/23            646,981           630
 Government National Mortgage
  Assoc., 7.00%, 07/15/23            914,975           891

                                     B- 81                    Balanced Portfolio

                                                 MARKET
                                  SHARES/         VALUE
 BONDS (37.4%)                      PAR          (000'S)
 ---------------------------------------------------------
 FEDERAL GOVERNMENT AND AGENCIES continued
 Government National Mortgage
  Assoc., 7.00%, 08/15/23             17,574   $        17
 Government National Mortgage
  Assoc., 7.00%, 09/15/23            481,156           469
 Government National Mortgage
  Assoc., 7.00%, 10/15/23            228,213           351
 Government National Mortgage
  Assoc., 7.00%, 11/15/23          1,242,810         1,212
 Government National Mortgage
  Assoc., 7.00%, 12/15/27            299,795           290
 Government National Mortgage
  Assoc., 7.00%, 1/15/28             439,904           425
 Government National Mortgage
  Assoc., 7.00%, 2/15/28             115,085           111
 Government National Mortgage
  Assoc., 7.00%, 3/15/28             233,791           226
 Government National Mortgage
  Assoc., 7.00%, 4/15/28             663,527           641
 Government National Mortgage
  Assoc., 7.00%, 5/15/28           1,364,544         1,320
 Government National Mortgage
  Assoc., 7.00%, 6/15/28           3,701,738         3,579
 Government National Mortgage
  Assoc., 7.00%, 7/15/28           4,557,231         4,407
 Government National Mortgage
  Assoc., 7.50%, 1/15/23             588,313           585
 Government National Mortgage
  Assoc., 7.50%, 6/15/23             326,873           325
 Government National Mortgage
  Assoc., 7.50%, 6/15/24               7,719             8
 Government National Mortgage
  Assoc., 7.50%, 7/15/24             273,595           272
 Government National Mortgage
  Assoc., 7.50%, 8/15/25              12,969            13
 Government National Mortgage
  Assoc., 7.50%, 9/15/25             233,445           231
 Government National Mortgage
  Assoc., 7.50%, 11/15/25             11,800            12
 Government National Mortgage
  Assoc., 7.50%, 12/15/25            430,095           426
 Government National Mortgage
  Assoc., 7.50%, 1/15/26              14,294            14
 Government National Mortgage
  Assoc., 7.50%, 3/15/26             533,250           529
 Government National Mortgage
  Assoc., 7.50%, 6/15/26             968,551           960
 Government National Mortgage
  Assoc., 7.50%, 9/15/26              12,503            12
 Government National Mortgage
  Assoc., 7.50%, 10/15/26             75,702            75
 Government National Mortgage
  Assoc., 7.50%, 12/15/26            609,749           604
 Government National Mortgage
  Assoc., 7.50%, 1/15/27              38,221            38
 Government National Mortgage
  Assoc., 7.50%, 2/15/27             415,246           411

                                                 MARKET
                                  SHARES/         VALUE
 BONDS (37.4%)                      PAR          (000'S)
 ---------------------------------------------------------
 FEDERAL GOVERNMENT AND AGENCIES continued
 Government National Mortgage
  Assoc., 7.50%, 3/15/27              39,780   $        39
 Government National Mortgage
  Assoc., 7.50%, 4/15/27           1,291,462         1,398
 Government National Mortgage
  Assoc., 7.50%, 5/15/27             579,786           574
 Government National Mortgage
  Assoc., 7.50%, 7/15/27             625,130           619
 Government National Mortgage
  Assoc., 7.50%, 12/15/27            157,737           156
 Government National Mortgage
  Assoc., 7.50%, 7/15/28             834,627           827
 Government National Mortgage
  Assoc., 8.00%, 9/15/24             292,358           297
 Government National Mortgage
  Assoc., 8.00%, 3/15/26             160,082           162
 Government National Mortgage
  Assoc., 8.00%, 5/15/26             428,798           434
 Government National Mortgage
  Assoc., 8.00%, 6/15/26             384,750           389
 Government National Mortgage
  Assoc., 8.00%, 7/15/26             869,427           880
 Government National Mortgage
  Assoc., 8.00%, 8/15/26             414,606           420
 Government National Mortgage
  Assoc., 8.00%, 9/15/26             330,222           334
 Government National Mortgage
  Assoc., 8.00%, 10/15/26            637,720           645
 Government National Mortgage
  Assoc., 8.00%, 11/15/26            353,111           357
 Government National Mortgage
  Assoc., 8.00%, 12/15/26            371,000           375
 Government National Mortgage
  Assoc., 8.00%, 4/15/27             686,784           695
 Government National Mortgage
  Assoc., 8.00%, 6/15/27             325,854           330
 Government National Mortgage
  Assoc., 8.00%, 7/15/27             141,492           143
 Government National Mortgage
  Assoc., 8.00%, 7/20/28           2,586,971         2,603
 Government National Mortgage
  Assoc., 8.50%, 05/15/22              3,421             4
 Government National Mortgage
  Assoc., 8.50%, 09/15/22              4,085             4
 Government National Mortgage
  Assoc., 8.50%, 10/15/22             30,238            31
 Government National Mortgage
  Assoc., 8.50%, 12/15/22             20,724            21
 Government National Mortgage
  Assoc., 8.50%, 06/15/24              6,086             6
 Government National Mortgage
  Assoc., 8.50%, 07/15/24             21,516            22
 Government National Mortgage
  Assoc., 8.50%, 08/15/24             45,735            47
 Government National Mortgage
  Assoc., 8.50%, 12/15/24              6,956             7

Balanced Portfolio                   B- 82

                                                 MARKET
                                  SHARES/         VALUE
 BONDS (37.4%)                      PAR          (000'S)
 ---------------------------------------------------------
 FEDERAL GOVERNMENT AND AGENCIES continued
 Government National Mortgage
  Assoc., 8.50%, 01/15/25             74,478   $        77
 Government National Mortgage
  Assoc., 8.50%, 02/15/25             54,728            56
 Government National Mortgage
  Assoc., 8.50%, 11/15/25              8,386             9
 Government National Mortgage
  Assoc., 8.50%, 01/15/26             43,264            45
 Government National Mortgage
  Assoc., 8.50%, 02/15/26              8,635             9
 Government National Mortgage
  Assoc., 8.50%, 03/15/26             24,070            25
 Government National Mortgage
  Assoc., 8.50%, 04/15/26             71,569            74
 Government National Mortgage
  Assoc., 8.50%, 05/15/26             20,099            21
 Government National Mortgage
  Assoc., 11.00%, 01/15/18         6,407,800         7,056
 Rural Housing Trust - Class
  D, 6.33%, 4/1/26                 4,551,312         4,491
 U.S. Treasury, 3.625%,
  07/15/02                         2,537,375         2,513
 U.S. Treasury, 3.625%,
  04/15/28                         6,500,000         5,809
 U.S. Treasury, 3.875%,
  04/15/29                       165,956,265       156,466
 U.S. Treasury, 4.000%,
  10/31/00                        11,650,000        11,457
 U.S. Treasury, 4.750%,
  02/15/04                        19,250,000        18,161
 U.S. Treasury, 4.750%,
  11/15/08                        38,050,000        33,567
 U.S. Treasury, 5.000%,
  02/28/01                         4,500,000         4,444
 U.S. Treasury, 5.250%,
  05/31/01                         8,000,000         7,900
 U.S. Treasury, 5.250%,
  05/15/04                        29,700,000        28,447
 U.S. Treasury, 5.250%,
  02/15/29                         4,500,000         3,722
 U.S. Treasury, 5.500%,
  02/29/00                        54,000,000        54,017
 U.S. Treasury, 5.500%,
  01/31/03                         3,500,000         3,417
 U.S. Treasury, 5.500%,
  03/31/03                        15,500,000        15,113
 U.S. Treasury, 5.500%,
  02/15/08                           175,000           164
 U.S. Treasury, 5.625%,
  04/30/00                        10,500,000        10,497
 U.S. Treasury, 5.625%,
  12/31/02                         2,300,000         2,256
 U.S. Treasury, 5.625%,
  02/15/06                       108,000,000       103,343
 U.S. Treasury, 5.625%,
  05/15/08                        34,000,000        31,981
 U.S. Treasury, 5.875%,
  11/15/04                         3,500,000         3,432
 U.S. Treasury, 6.000%,
  07/31/02                         4,000,000         3,976
 U.S. Treasury, 6.000%,
  08/15/04                        25,000,000        24,609
 U.S. Treasury, 6.000%,
  08/15/09                        32,625,000        31,605
 U.S. Treasury, 6.125%,
  08/15/07                        22,000,000        21,443
 U.S. Treasury, 6.125%,
  08/15/29                         3,000,000         2,860
 U.S. Treasury, 6.250%,
  02/15/07                         4,500,000         4,428
 U.S. Treasury, 6.375%,
  08/15/27                         4,100,000         3,936
 U.S. Treasury, 6.875%,
  05/15/06                        50,000,000        50,875
 U.S. Treasury, 7.250%,
  08/15/04                         6,000,000         6,191
 U.S. Treasury, 7.250%,
  05/15/16                         4,200,000         4,390
 Vendee Mortgage Trust, 6.5%,
  6/07/08                          4,500,000         4,035
                                               -----------
     TOTAL                                         861,248
                                               -----------
     TOTAL GOVERNMENT
       (DOMESTIC AND FOREIGN)
       AND AGENCY BONDS                            868,459
                                               -----------

                                                 MARKET
                                  SHARES/         VALUE
 BONDS (37.4%)                      PAR          (000'S)
 ---------------------------------------------------------
 MORTGAGE/ASSET BACKED SECURITIES (6.5%)
 AUTO-RELATED (0.5%)
 Daimler-Chrysler NA 5.75%
  07/18/02                         5,000,000   $     5,008
 Eaglemark Trust - Class A,
  6.75%, 11/15/02                  1,393,234         1,395
 Fleetwood Credit Corporation
  Grantor Trust - Class A,
  6.4%, 05/15/13                   1,618,912         1,608
 Team Fleet Financing
  Corporation - Class A,
  6.65%, 12/15/02 (144A)          11,800,000        11,617
                                               -----------
     TOTAL                                          19,628
                                               -----------

 BANKING AND FINANCE (0.1%)
 Nations Bank Lease Pass Thru
  Trust 97-A, 7.442%, 01/10/11
  (144A)                           2,000,000         1,948
                                               -----------

 CREDIT CARD (0.3%)
 Iroquois Trust - Class A,
  6.68%, 11/10/03 (144A)           6,621,337         6,598
 Iroquois Trust - Class A,
  6.752%, 06/25/07 (144A)          3,280,352         3,256
                                               -----------
     TOTAL                                           9,854
                                               -----------

 COMMERCIAL MORTGAGES (4.1%)
 Asset Securitization
  Corporation - Class CS1,
  1.257%, 11/13/26 IO             20,004,872           564
 Asset Securitization
  Corporation - Class PS1,
  1.367%, 02/14/41 IO             22,152,797         1,940
 BankBoston Marine Asset
  Backed Trust - Class A6,
  6.64%, 08/15/10                  7,000,000         6,815
 Chase Commercial Mortgage
  Securities Corp. - Class A2,
  6.6%, 12/12/29                   8,500,000         8,077
 Chase Commercial Mortgage
  Securities Corp.  Class B,
  6.6% 12/12/29                    2,500,000         2,364
 Citibank Credit Card Master
  Trust I - Class A, 0%,
  08/15/06                        17,000,000        12,175
 Credit Suisse First Boston
  Mortgage Securities Corp. -
  Class A2, 7.26%, 6/20/29
  (144A)                           3,139,367         2,987
 Credit Suisse First Boston
  Mortgage Securities Corp. -
  Class B, 7.28%, 6/20/29
  (144A)                           3,250,000         3,138
 Criimi Mae Commercial
  Mortgage Trust, 7.0%,
  12/01/06                         6,500,000         5,773
 Criimi Mae Commercial
  Mortgage Trust, 7.0%,
  11/02/11                         5,700,000         4,167
 DLJ Mortgage Acceptance
  Corporation - Class CF1,
  0.718%, 02/18/31 IO            252,256,132         8,821

                                     B- 83                    Balanced Portfolio

                                                 MARKET
                                  SHARES/         VALUE
 BONDS (37.4%)                      PAR          (000'S)
 ---------------------------------------------------------
 COMMERCIAL MORTGAGES continued
 DLJ Mortgage Acceptance
  Corporation - Class S,
  0.357%, 10/15/17 (144A) IO      18,565,159   $       382
 DLJ Mortgage Acceptance,
  8.10%, 6/18/04                   1,927,334         1,981
 DLJ Mortgage Acceptance,
  8.10%, 6/18/04                   1,650,000         1,690
 Kmart CMBS Financing, Inc. -
  Class B, 5.330%, 03/01/07
  (144A)                           8,000,000         7,990
 Kmart CMBS Financing, Inc. -
  Class C, 5.630%, 03/01/07
  (144A)                          12,500,000        12,434
 Kmart CMBS Financing, Inc. -
  Class D, 6.980%, 03/01/07
  (144A)                           4,500,000         4,476
 LB Mortgage Trust, 8.396%,
  01/20/17                         9,475,090         9,515
 Midland Realty Acceptance
  Corp. - Class AEC, 1.389%
  01/25/29 (144A) IO              27,053,140         1,525
 Morgan Stanley, 6.54%,
  015/15/08 (144a)                15,000,000        14,165
 Mortgage Capital Funding,
  Inc., 7.288% 03/20/07           19,000,000        18,742
 Nomura Asset Securities
  Corp. - Class A2, 7.016%,
  03/17/28                        15,000,000        13,367
 Red Mountain Funding LLC -
  Class F, 7.471%, 01/15/19
  (144A)                           1,800,000         1,202
                                               -----------
     TOTAL                                         144,290
                                               -----------

 FRANCHISE LOAN RECEIVABLES (0.4%)
 EMAC Owner Trust - Class A2,
  6.38%, 01/15/25 (144A)           6,000,000         5,639
 EMAC Owner Trust, 1.378%,
  01/15/25 IO (144A)              38,461,647         2,508
 CMAC, 6.644%, 12/15/07 (144A)     2,500,000         2,368
 Global Franchise Trust,
  6.349%, 8/16/01                  3,145,433         3,084
                                               -----------
     TOTAL                                          13,599
                                               -----------
 HOME EQUITY LOAN (0.1%)
 Amresco Residential
  Securities - Class A2,
  6.245%, 04/25/22                 2,500,000         2,479
                                               -----------
 MANUFACTURED HOUSING (0.1%)
 Vanderbilt Mortgage and
  Finance, Inc. - Class 1A4,
  7.19%, 02/07/14                  2,500,000         2,485
                                               -----------

 OTHER ASSET BACKED (0.5%)
 FMAC Loan Receivables Trust -
  Class A, 6.20%, 09/15/20
  (144A)                           4,609,247         4,487
 Harley Davidson Eaglemark,
  5.87%, 1/20/01                   1,900,000         1,870

                                                 MARKET
                                  SHARES/         VALUE
 BONDS (37.4%)                      PAR          (000'S)
 ---------------------------------------------------------
 OTHER ASSET BACKED continued
 Health Care Receivables,
  6.250% 02/01/03 (144A)           3,000,000   $     2,909
 Heilig-Meyers Master Trust -
  Class A, 6.125%, 01/20/07
  (144A)                           6,500,000         6,244
 Nations Credit Grantor
  Trust - Class A1, 6.35,
  12/15/04                         1,474,742         1,461
 Newcourt Equipment - Class B,
  6.764%, 09/20/04 (144A)            742,420           731
 Newcourt Equipment - Class C,
  7.734%, 09/20/04 (144A)            593,936           583
                                               -----------
     TOTAL                                          18,285
                                               -----------

 RESIDENTIAL MORTGAGES (0.1%)
 BCF L L C Mortgage Pass Thru
  Certificate - Class B3,
  7.75%, 3/25/37 (144A)            4,795,031         2,255
 Blackrock Capital Finance LP,
  Class B3, 7.25%, 11/25/28
  (144A)                           5,787,664         2,720
                                               -----------
     TOTAL                                           4,975
                                               -----------

 UTILITY (0.3%)
 Comed Transitional, 5.74%,
  12/16/08                         5,500,000         4,959
 Peco Energy Trust, 6.130%,
  03/01/09                         8,000,000         7,361
                                               -----------
     TOTAL                                          12,320
                                               -----------

     TOTAL MORTGAGE/ASSET BACKED SECURITIES        229,863
                                               -----------

 MUNICIPAL BONDS  (0.2%)
 New Jersey Economic
   Development Authority,
   0.00%, 2/15/25                 17,000,000         2,475
 New Jersey Economic
   Development Authority,
   0.00%, 2/15/26                 11,000,000         1,483
 New Jersey Economic
   Development Authority,
   7.425%, 2/15/29                 2,250,000         2,182
                                               -----------

     TOTAL MUNICIPAL BONDS                           6,140
                                               -----------

     TOTAL BONDS (COST
      $1,382,544)                                1,329,034
                                               -----------

Balanced Portfolio                   B- 84

                                                MARKET
                                  SHARES/        VALUE
 COMMON STOCK (50.8%)               PAR         (000'S)
 --------------------------------------------------------
 BASIC MATERIALS (1.5%)
 Air Products & Chemicals, Inc.      33,700   $     1,131
 Alcan Aluminum, Ltd.                33,200         1,367
 Alcoa Inc.                          53,900         4,474
 Allegheny Technologies, Inc.        13,981           314
 Archer Daniels Midland Company      90,823         1,107
 Barrick Gold Corporation            57,400         1,015
 Bemis Company, Inc.                  7,700           269
 *Bethlehem Steel Corporation        19,200           161
 B.F. Goodrich Company               16,200           446
 Boise Cascade Corporation            8,400           340
 Champion International              14,100           873
 Dow Chemical Company                32,400         4,329
 E.I. du Pont de Nemours & Co.      153,500        10,112
 Eastman Chemical Company            11,475           547
 Ecolab, Inc.                        19,000           743
 Engelhard Corp.                     18,500           349
 *FMC Corporation                     4,700           269
 *Freeport-McMoRan Copper &
  Gold, Inc.                         24,000           507
 Georgia Pacific Corp.               25,200         1,279
 Great Lakes Chemical                 8,600           328
 Hercules Inc.                       15,600           435
 Homestake Mining Company            38,300           299
 *Inco Limited                       28,200           663
 International Flavors &
  Fragrances, Inc.                   15,600           589
 International Paper Company         60,831         3,433
 Louisiana Pacific Corporation       15,800           225
 Mead Corp.                          15,100           656
 Monsanto Company                    93,200         3,320
 Newmont Mining Corporation          24,630           603
 Nucor Corp.                         12,800           702
 Pactiv Corporation                  25,100           267
 Phelps Dodge Corporation            11,510           773
 Placer Dome Inc.                    47,900           515
 Potlatch Corporation                 4,300           192
 PPG Industries, Inc.                25,500         1,595
 Praxair                             23,400         1,177
 Reynolds Metals Company              9,300           713
 Rohm and Haas Company               32,001         1,302
 Sigma-Aldrich Corp.                 14,800           445
 Temple-Inland Inc.                   8,200           541
 Union Carbide Corporation           19,600         1,308
 USX-U.S. Steel Group, Inc.          13,000           429
 *W.R. Grace & Co.                   10,500           146
 Westvaco Corporation                14,750           481
 Weyerhaeuser Company                34,700         2,492
 Willamette Industries, Inc.         16,400           762
 Worthington Industries              13,500           224
                                              -----------
     TOTAL                                         54,247
                                              -----------

                                                MARKET
                                  SHARES/        VALUE
 COMMON STOCK (50.8%)               PAR         (000'S)
 --------------------------------------------------------
 CAPITAL GOODS (4.3%)
 Avery Dennison Corporation          16,700   $     1,217
 Allied Waste Industries             27,700           244
 Ball Corporation                     4,500           177
 Boeing Company                     141,318         5,874
 Briggs & Stratton Corporation        3,400           182
 Caterpillar, Inc.                   52,300         2,461
 Cooper Industries, Inc.             13,900           562
 Corning, Inc.                       36,000         4,642
 Crane Co.                            9,925           197
 Crown Cork & Seal Company,
  Inc.                               18,000           403
 Cummins Engine Company, Inc.         6,200           300
 Danaher Corporation                 20,900         1,008
 Deere & Company                     34,400         1,492
 Delphi Automotive Systems
  Corporation                        83,144         1,310
 Dover Corporation                   30,700         1,393
 Eaton Corporation                   10,600           770
 Emerson Electric Co.                63,900         3,666
 Fluor Corporation                   11,200           514
 Foster Wheeler Corporation           6,000            53
 General Dynamics Corporation        29,300         1,546
 General Electric Company           482,600        74,682
 Honeywell International, Inc.      116,150         6,700
 Huttig Building Products, Inc.       2,205            11
 Illinois Tool Works, Inc.           44,100         2,980
 Ingersoll-Rand Company              24,250         1,335
 Johnson Controls, Inc.              12,600           717
 Lockheed Martin Corporation         58,122         1,271
 McDermott International, Inc.        8,700            79
 Milacron Inc.                        5,400            83
 Millipore Corp.                      6,600           255
 Minnesota Mining &
  Manufacturing Co.                  59,200         5,794
 NACCO Industries, Inc.               1,200            67
 National Service Industries,
  Inc.                                5,900           174
 *Navistar International
  Corporation                         9,770           463
 Northrop Grumman Corporation        10,200           551
 *Owens-Illinois, Inc.               22,900           574
 Paccar Incorporated                 11,490           509
 Pall Corporation                    18,266           394
 Parker-Hannifin Corporation         16,000           821
 Pitney Bowes Inc.                   39,400         1,904
 Rockwell International Corp.        28,100         1,345
 *Sealed Air Corporation             12,286           637
 *Solectron Corporation              43,100         4,100
 Textron Inc.                        22,100         1,695
 *Thermo Electron Corporation        23,200           348
 Thomas & Betts Corporation           8,400           268
 Timken Company                       9,100           186
 Tyco International Ltd.            246,118         9,568
 United Technologies Corp.           70,900         4,608

                                     B- 85                    Balanced Portfolio

                                                MARKET
                                  SHARES/        VALUE
 COMMON STOCK (50.8%)               PAR         (000'S)
 --------------------------------------------------------
 CAPITAL GOODS continued
 Vulcan Materials Company            14,700   $       587
 Waste Management, Inc.              91,097         1,566
                                              -----------
     TOTAL                                        152,283
                                              -----------

 COMMUNICATION SERVICES (3.9%)
 ADC Telecommunications              22,000         1,596
 ALLTEL Corporation                  44,900         3,713
 AT&T Corporation                   470,155        23,860
 Bell Atlantic Corporation          228,380        14,060
 Bellsouth Corporation              277,400        12,986
 CenturyTel Inc.                     20,500           971
 GTE Corporation                    144,300        10,182
 *MCI WorldCom, Inc.                413,383        21,935
 *Nextel Communications, Inc.        53,200         5,486
 SBC Communications, Inc.           502,250        24,485
 Sprint Corporation                 127,600         8,589
 *Sprint PCS                         64,650         6,627
 U S WEST, Inc.                      74,205         5,343
                                              -----------
     TOTAL                                        139,833
                                              -----------

 CONSUMER CYCLICALS (4.8%)
 American Greetings Corp.             9,900           234
 Armstrong World Industries
  Inc.                                5,900           197
 *Autozone, Inc.                     21,900           708
 Bed, Bath, & Beyond, Inc.           20,500           712
 Best Buy, Inc.                      30,000         1,506
 Black & Decker Corporation          12,800           669
 Brunswick Corporation               13,500           300
 Carnival Corporation                90,200         4,313
 *Cendant Corporation               105,973         2,815
 Centex Corporation                   8,800           217
 Circuit City Stores, Inc.           29,600         1,334
 *Consolidated Stores
  Corporation                        16,200           263
 Cooper Tire & Rubber Company        11,200           174
 *Costco Companies, Inc.             32,451         2,961
 Dana Corporation                    24,365           729
 Dayton Hudson Corporation           65,000         4,773
 Dillard's, Inc.                     15,700           317
 Dollar General Corp.                33,068           752
 Dow Jones & Company, Inc.           13,400           911
 Dun & Bradstreet Corporation        23,700           699
 Eastman Kodak Company               46,600         3,087
 *Federated Department Stores,
  Inc.                               30,700         1,552
 Fleetwood Enterprises, Inc.          4,900           101
 Ford Motor Company                 178,000         9,512
 Gannet Company Inc.                 41,100         3,352
 Gap, Inc.                          126,125         5,802
 General Motors Corp.                94,800         6,891
 Genuine Parts Company               26,375           654
 Goodyear Tire & Rubber Company      23,000           648
 H & R Block, Inc.                   14,400           630
 Harcourt General                    10,500           423
 *Harrahs Entertainment              18,900           500
 Hasbro Inc.                         28,625           546
 Hilton Hotels Corporation           54,300           523

                                                MARKET
                                  SHARES/        VALUE
 COMMON STOCK (50.8%)               PAR         (000'S)
 --------------------------------------------------------
 CONSUMER CYCLICALS continued
 Home Depot, Inc.                   327,297   $    22,440
 Ikon Office Solutions               21,900           149
 IMS Health Incorporated             46,000         1,251
 Interpublic Group of Cos. Inc.      41,500         2,394
 ITT Industries Inc.                 12,900           431
 J.C. Penney Company, Inc.           38,800           774
 Jostens, Inc.                        5,000           122
 Kaufman & Broad Home Corp.           7,000           169
 Kmart Corp.                         72,600           731
 Knight-Ridder, Inc.                 11,900           708
 *Kohl's Corporation                 24,000         1,733
 Leggett & Platt, Inc.               28,900           620
 Liz Claiborne, Inc.                  9,000           339
 Lowe's Companies, Inc.              56,100         3,352
 Marriott International              36,600         1,155
 Masco Corporation                   65,200         1,654
 Mattel, Inc.                        61,860           812
 May Department Stores Company       49,150         1,585
 Maytag Corporation                  12,800           614
 McGraw-Hill Companies Inc.          29,000         1,787
 Meredith Corporation                 7,600           317
 *Mirage Resorts, Incorporated       29,300           449
 Neiman Marcus Group                     13             0
 Nike, Inc.                          41,400         2,052
 Nordstrom, Inc.                     20,600           539
 Office Depot, Inc.                  55,100           603
 Omnicom Group Inc.                  26,100         2,610
 Owens Corning                        8,100           156
 Pep Boys - Manny, Moe & Jack         7,700            70
 Polaroid Corporation                 6,500           122
 Pulte Corporation                    6,400           144
 *Reebok International Ltd.           8,300            68
 Russell Corp.                        4,900            82
 Sears Roebuck & Co.                 56,000         1,705
 Service Corporation
  International                      40,000           278
 Sherwin-Williams Company            24,900           523
 Snap-On Inc.                         9,650           256
 Springs Industries, Inc.             2,600           104
 *Staples, Inc.                      68,350         1,418
 Tandy Corporation                   28,400         1,397
 The Limited, Inc.                   31,485         1,364
 The New York Times Company          25,600         1,258
 The Stanley Works                   13,100           395
 Times Mirror Company                 8,800           590
 TJX Companies, Inc.                 46,700           954
 *Toys "R" Us                        36,400           521
 Tribune Company                     34,900         1,922
 TRW, Inc.                           17,800           924
 VF Corporation                      17,500           525
 Wal-Mart Stores, Inc.              654,700        45,256
 Whirlpool Corporation               11,100           722
 Xerox Corporation                   97,500         2,212
                                              -----------
     TOTAL                                        171,161
                                              -----------

Balanced Portfolio                   B- 86

                                                MARKET
                                  SHARES/        VALUE
 COMMON STOCK (50.8%)               PAR         (000'S)
 --------------------------------------------------------
 CONSUMER STAPLES (5.6%)
 Adolph Coors Co.                     5,400   $       283
 Alberto-Culver Company               8,200           212
 Albertson's, Inc.                   61,850         1,995
 Anheuser-Busch Companies, Inc.      68,800         4,876
 Avon Products, Inc.                 38,400         1,267
 BESTFOODS                           41,000         2,155
 Brown-Forman Corporation            10,100           578
 Campbell Soup Company               63,900         2,472
 Cardinal Health, Inc.               40,100         1,920
 CBS Corporation                    112,205         7,174
 *Clear Channel Communications,
  Inc.                               49,700         4,436
 Clorox Company                      34,700         1,748
 Coca Cola Enterprises Inc.          62,500         1,258
 Colgate-Palmolive Co.               85,800         5,577
 Comcast Corporation                110,300         5,542
 Conagra, Inc.                       71,800         1,620
 CVS Corporation                     57,600         2,300
 Darden Restaurant, Inc.             19,400           352
 Deluxe Corp.                        11,200           307
 Fort James Corporation              32,500           890
 Fortune Brands, Inc.                24,500           810
 General Mills, Inc.                 45,000         1,609
 Gillette Company                   159,600         6,573
 Great Atlantic & Pacific Tea
  Co., Inc.                           5,600           156
 H.J. Heinz Company                  52,750         2,100
 Hershey Foods Corporation           20,500           974
 Kellogg Company                     59,600         1,836
 Kimberly-Clark Corporation          78,332         5,111
 *Kroger Company                    122,000         2,303
 Longs Drug Stores Corp.              5,800           150
 McDonald's Corporation             199,300         8,034
 McKesson HBOC, Inc.                 41,353           933
 *MediaOne Group, Inc.               89,200         6,852
 Nabisco Group Holdings Corp.        48,000           510
 Newell Rubbermaid Inc.              41,471         1,203
 PepsiCo, Inc.                      215,100         7,582
 Philip Morris Companies, Inc.      351,600         8,153
 Procter & Gamble Company           195,400        21,409
 R.R. Donnelley & Sons Company       18,800           466
 Ralston Purina Group                47,600         1,327
 Rite Aid Corporation                38,100           426
 *Safeway Inc.                       75,100         2,671
 Sara Lee Corporation               132,900         2,932
 Supervalue Inc.                     20,400           408
 Sysco Corporation                   48,700         1,927
 The Coca-Cola Company              363,200        21,156
 The Quaker Oats Company             19,700         1,293
 The Seagram Company Ltd.            63,600         2,858
 Time Warner Inc.                   190,300        13,785
 *Tricon Global Restaurants,
  Inc.                               22,590           873
 Tupperware                           8,500           144
 Unilever N.V                        84,107         4,579
 UST Incorporated                    25,600           645

                                                MARKET
                                  SHARES/        VALUE
 COMMON STOCK (50.8%)               PAR         (000'S)
 --------------------------------------------------------
 CONSUMER STAPLES continued
 *Viacom, Inc.                      102,512   $     6,196
 Walgreen Company                   147,600         4,317
 Walt Disney Company                303,408         8,875
 Wendy's International, Inc.         17,900           369
 Winn-Dixie Stores, Inc.             21,900           524
 Wm. Wrigley Jr. Company             17,100         1,418
                                              -----------
     TOTAL                                        200,449
                                              -----------

 ENERGY (2.8%)
 Amerada Hess Corporation            13,300           755
 Anadarko Petroleum Corporation      18,700           638
 Apache Corporation                  16,800           620
 Ashland, Inc.                       10,600           349
 Atlantic Richfield Company          47,400         4,100
 Baker Hughes, Inc.                  48,340         1,018
 Burlington Resource, Inc.           31,975         1,057
 Chevron Corporation                 96,500         8,359
 Conoco, Inc.                        92,300         2,296
 Exxon Mobil Corporation            509,273        41,028
 Halliburton Company                 64,900         2,612
 Helmerich & Payne, Inc.              7,300           159
 Kerr-McGee Corporation              12,757           791
 Occidental Petroleum
  Corporation                        51,300         1,109
 Phillips Petroleum Company          37,300         1,753
 *Rowan Companies, Inc.              12,200           265
 Royal Dutch Petroleum Co., ADR     315,400        19,062
 Schlumberger Limited                80,600         4,534
 Sunoco, Inc.                        13,300           313
 Texaco Inc.                         81,300         4,416
 Tosco, Corp.                        22,400           609
 Transocean Offshore Sedco
  Forex, Inc.                        15,636           527
 Union Pacific Resource Group        37,058           472
 Unocal Corp.                        35,700         1,198
 USX -Marathon Group                 45,400         1,121
                                              -----------
     TOTAL                                         99,161
                                              -----------

 FINANCIALS (6.7%)
 Aetna, Inc.                         21,993         1,227
 Aflac Inc.                          39,100         1,845
 Allstate Corporation               117,494         2,820
 American Express Company            66,100        10,989
 American General Corporation        36,603         2,777
 American International Group,
  Inc.                              227,778        24,628
 AMSOUTH BANCORPORATION              57,900         1,118
 Aon Corporation                     37,675         1,507
 Associates First Capital
  Corporation                       107,138         2,939
 Banc One Corporation               172,545         5,532
 Bank of America Corp.              254,095        12,752
 Bank of New York Company, Inc.     108,200         4,328
 BB&T Corporation                    47,000         1,287
 Capital One Financial
  Corporation                        29,100         1,402
 Chase Manhattan Corporation        122,448         9,513
 CIGNA Corporation                   27,400         2,207
 Cincinnati Financial
  Corporation                        24,300           758

                                     B- 87                    Balanced Portfolio

                                                MARKET
                                  SHARES/        VALUE
 COMMON STOCK (50.8%)               PAR         (000'S)
 --------------------------------------------------------
 FINANCIALS continued
 Citigroup, Inc.                    496,882   $    27,608
 Comerica, Inc.                      23,000         1,074
 Conseco Inc.                        48,070           859
 Countrywide Credit Industries,
  Inc.                               16,600           419
 Federal Home Loan Mortgage
  Corp.                             102,300         4,814
 Federal National Mortgage
  Association                       150,800         9,415
 Fifth Third Bankcorp                44,375         3,256
 First Union Corporation            140,686         4,616
 Firstar Corporation                144,829         3,060
 FleetBoston Financial Corp.        135,551         4,719
 Franklin Resources Inc.             37,100         1,190
 Golden West Financial
  Corporation                        24,300           814
 Hartford Financial Services
  Group Inc.                         33,200         1,573
 Household International Inc.        70,459         2,625
 Huntington Bancshares, Inc.         33,928           810
 J.P. Morgan & Company, Inc.         25,800         3,267
 Jefferson-Pilot Corp.               15,475         1,056
 KeyCorp                             66,000         1,460
 Lehman Brothers Holdings, Inc.      17,600         1,491
 Lincoln National Corporation        29,200         1,168
 Loews Corp.                         15,800           959
 Marsh & McLennan Companies,
  Inc.                               38,800         3,713
 MBIA, Inc.                          14,700           776
 MBNA Corp.                         117,932         3,214
 Mellon Financial Corporation        75,600         2,575
 Merrill Lynch & Co.                 54,400         4,542
 MGIC Investment Corp.               16,100           969
 Morgan Stanley, Dean Witter,
  Discover & Co.                     83,980        11,988
 National City Corp.                 90,900         2,153
 Northern Trust Corp.                32,800         1,738
 Old Kent Financial, Corp.           17,500           619
 Paine Webber Group Inc.             21,400           831
 PNC Bank Corp.                      44,700         1,989
 Progressive Corporation             10,700           782
 Providian Financial
  Corporation                        20,850         1,899
 Regions Financial Corporation       32,900           827
 Republic New York Corporation       15,400         1,109
 SAFECO, Inc.                        19,300           480
 Schwab Charles Corp New            120,350         4,618
 SLM Holding Corporation             23,700         1,001
 SouthTrust Corporation              24,600           930
 St. Paul Companies, Inc.            33,306         1,122
 State Street Corporation            23,700         1,732
 Summit Bancorp                      26,000           796
 Suntrust Banks Inc.                 47,300         3,255
 Synovus Financial Corp.             39,950           794
 The Bear Stearns Companies,
  Inc.                               18,002           770
 The Chubb Corporation               25,900         1,458
 Torchmark Corporation               19,600           570
 T. Rowe Price & Associates          17,900           661
 U.S. Bancorp                       107,587         2,562

                                                MARKET
                                  SHARES/        VALUE
 COMMON STOCK (50.8%)               PAR         (000'S)
 --------------------------------------------------------
 FINANCIALS continued
 Union Planters Corporation          21,000   $       828
 UNUMProvident Corporation           35,106         1,126
 Wachovia Corporation                29,800         2,026
 Washington Mutual, Inc.             85,214         2,216
 Wells Fargo & Company              242,660         9,813
                                              -----------
     TOTAL                                        240,364
                                              -----------

 HEALTH CARE (4.3%)
 Abbott Laboratories Inc.           223,800         8,127
 Allergan Inc.                       19,400           965
 *Alza Corporation                   14,900           516
 American Home Products
  Corporation                       192,200         7,580
 Bard C R Inc                         7,500           398
 Bausch & Lomb, Inc.                  8,400           575
 Baxter International, Inc.          42,800         2,688
 Becton, Dickinson & Company         36,800           984
 Biomet, Inc.                        16,500           660
 *Boston Scientific Corp.            60,800         1,330
 Bristol-Myers Squibb Company       292,200        18,755
 Columbia/HCA Healthcare
  Corporation                        83,050         2,434
 Eli Lilly & Company                160,800        10,693
 *Guidant Corporation                44,400         2,087
 *HEALTHSOUTH Corporation            61,000           328
 *Humana, Inc.                       24,700           202
 Johnson & Johnson                  197,800        18,420
 Mallinckrodt, Inc.                  10,400           331
 Manor Care Inc.                     15,800           253
 Medtronic, Inc.                    172,600         6,289
 Merck & Co., Inc.                  345,100        23,143
 Pfizer, Inc.                       570,000        18,489
 Pharmacia & Upjohn Inc.             74,530         3,354
 Quintiles Transnational
  Corporation                        16,900           316
 Schering-Plough Corporation        216,000         9,112
 *St. Jude Medical, Inc.             12,450           382
 *Tenet Healthcare Corp.             45,700         1,074
 *United Healthcare Corp.            25,500         1,355
 Warner-Lambert Company             125,700        10,300
 *Watson Pharmaceutical Inc.         14,100           505
 *Wellpoint Health Networks           9,700           640
                                              -----------
     TOTAL                                        152,285
                                              -----------

 TECHNOLOGY (15.3%)
 *3COM Corporation                   52,600         2,472
 Adobe Systems, Inc.                 18,000         1,211
 Adaptec, Inc.                       15,200           758
 *Advanced Micro Devices, Inc.       21,700           628
 *America Online, Inc.              326,000        24,593
 *Amgen, Inc.                       150,000         9,009
 Analog Devices, Inc.                25,400         2,362
 *Andrew Corporation                 12,062           228
 *Apple Computer, Inc.               23,700         2,437
 *Applied Materials, Inc.            55,200         6,993
 Autodesk, Inc.                       8,700           294

Balanced Portfolio                   B- 88

                                                MARKET
                                  SHARES/        VALUE
 COMMON STOCK (50.8%)               PAR         (000'S)
 --------------------------------------------------------
 TECHNOLOGY continued
 Automatic Data Processing,
  Inc.                               91,000   $     4,903
 *BMC Software, Inc.                 35,200         2,814
 *Cabletron Systems, Inc.            25,600           666
 *Ceridian Corp.                     21,300           459
 *Cisco Systems, Inc.               478,300        51,238
 Citrix Systems, Inc.                12,900         1,587
 Compaq Computer Corporation        250,067         6,767
 Computer Associates
  International, Inc.                79,112         5,533
 *Computer Sciences Corp.            23,500         2,224
 *Compuware Corporation              52,500         1,956
 Comverse Technology                 10,300         1,491
 *Dell Computer Corp.               373,800        19,064
 Electronic Data Systems
  Corporation                        72,500         4,853
 *EMC Corporation                   149,043        16,283
 Equifax, Inc.                       21,100           497
 First Data Corporation              63,100         3,112
 *Gateway Inc.                       46,100         3,322
 *General Instrument
  Corporation                        25,500         2,168
 Global Crossing, Ltd.              112,985         5,649
 Hewlett-Packard Company            149,000        16,977
 Intel Corporation                  486,600        40,053
 International Business
  Machines Corporation              266,100        28,739
 *KLA- Tencor Corporation            13,000         1,448
 Lexmark International Group,
  Inc.                               18,900         1,710
 *LSI Logic Corp.                    21,700         1,465
 Lucent Technologies, Inc.          450,747        33,722
 *Micron Technology                  36,800         2,861
 *Microsoft Corporation             750,800        87,656
 Molex, Inc.                         22,800         1,292
 Motorola, Inc.                      89,300        13,149
 *National Semiconductor
  Corporation                        24,700         1,057
 Network Appliance, Inc.             21,600         1,794
 Nortel Networks Corporation        195,220        19,717
 *Novell, Inc.                       49,300         1,969
 *Oracle Corporation                211,725        23,726
 *Parametric Technology Company      39,600         1,072
 Paychex, Inc.                       36,200         1,448
 PE Corp.-PE Biosystems Group        15,000         1,805
 *Peoplesoft, Inc.                   35,800           763
 Perkinelmer, Inc.                    6,700           279
 Raytheon Company- Class B           49,700         1,320
 Qualcomm, Inc.                      94,400        16,638
 Scientific-Atlanta, Inc.            11,300           629
 *Seagate Technology Inc.            30,600         1,425
 Shared Medical Systems Corp.         3,900           199
 *Silicon Graphics                   27,800           273
 *Sun Microsystems, Inc.            227,700        17,633
 Tektronix, Inc.                      6,900           268
 *Tellabs, Inc.                      57,600         3,697
 Teradyne, Inc.                      25,200         1,663
 Texas Instruments,
  Incorporated                      115,600        11,199

                                                MARKET
                                  SHARES/        VALUE
 COMMON STOCK (50.8%)               PAR         (000'S)
 --------------------------------------------------------
 TECHNOLOGY continued
 *Unisys Corporation                 45,000   $     1,437
 W.W. Grainger, Inc.                 13,700           655
 Xilinnx, Inc.                       46,600         2,119
 Yahoo, Inc.                         38,700        16,745
                                              -----------
     TOTAL                                        544,173
                                              -----------

 TRANSPORTATION (0.4%)
 *AMR Corporation                    22,100         1,481
 Burlington Northern Santa Fe        68,399         1,659
 CSX Corporation                     32,000         1,004
 Delta Air Lines Inc.                20,600         1,026
 *FDX Corporation                    43,740         1,791
 Kansas City Southern Inds           16,300         1,216
 Norfolk Southern Corporation        56,000         1,148
 Ryder System, Inc.                   9,400           230
 Southwest Airlines Co.              74,175         1,201
 Union Pacific Corporation           36,500         1,592
 *USAir Group, Inc.                  10,500           337
                                              -----------
     TOTAL                                         12,685
                                              -----------

 UTILITIES (1.2%)
 Ameren Corporation                  20,200           662
 American Electric Power Co.
  Inc.                               28,400           912
 Carolina Power & Light Company      23,500           715
 Central & South West
  Corporation                        31,300           626
 Cinergy Corporation                 23,405           565
 CMS Energy Corp.                    17,400           543
 Coastal Corp.                       31,400         1,113
 Columbia Energy Group               12,100           765
 Consolidated Edison Co. of New
  York                               32,500         1,121
 Consolidated Natural Gas
  Company                            14,100           916
 Constellation Energy Group
  Inc.                               22,000           638
 Dominion Resources Inc.             28,200         1,107
 DTE Energy Company                  21,300           668
 Duke Energy Corp.                   53,671         2,690
 Eastern Enterprises                  3,900           224
 Edison International                51,100         1,338
 EL Paso Energy Corp.                33,500         1,300
 Enron Corporation                  105,000         4,659
 Entergy Corporation                 36,300           935
 FirstEnergy Corporation             34,400           780
 Florida Progress Corp.              14,400           609
 FPL Group, Inc.                     26,400         1,130
 GPU, Inc.                           18,500           554
 New Century Energies, Inc.          17,000           516
 *Niagra Mohawk Power
  Corporation                        27,600           385
 Nicor, Inc.                          6,900           224
 Northern States Power Company       22,700           443
 ONEOK, Inc.                          4,700           118
 P P & L Resources, Inc.             23,233           531
 PECO Energy Company                 27,500           956
 Pinnacle West Capital               12,500           382
 Peoples Energy Corporation           5,200           174
 PG&E Corp.                          56,500         1,158

                                     B- 89                    Balanced Portfolio

                                                MARKET
                                  SHARES/        VALUE
 COMMON STOCK (50.8%)               PAR         (000'S)
 --------------------------------------------------------
 UTILITIES continued
 Public Service Enterprise
  Group, Inc.                        32,300   $     1,124
 Reliant Energy, Inc.                43,526           996
 Scottish Power PLC                  25,520           715
 Sempra Energy                       35,359           614
 Southern Company                   100,500         2,362
 Texas Utilities Company             40,695         1,447
 *The AES Corporation                30,300         2,265
 UNICOM Corp.                        32,000         1,072
 Williams Companies Inc.             63,900         1,954
                                              -----------
     TOTAL                                         42,006
                                              -----------
     TOTAL COMMON STOCK (COST $691,041)         1,808,647
                                              -----------
 SHORT TERM INVESTMENTS (11.3%)
 --------------------------------------------------------
 MONEY MARKET INVESTMENTS (10.2%)
 PHARMACEUTICAL (0.7%)
 American Home Products, 5.72%,
  01/26/00                       25,000,000        24,901
                                              -----------
 CAPTIVE FINANCE COMPANY (0.7%)
 Ford Motor Credit Company,
  5.68%, 01/12/00                25,000,000        24,957
                                              -----------
 FEDERAL GOVERNMENT AND AGENCIES (1.0%)
 #Federal Home Loan Mortgage
  Corp., 5.51%, 01/10/00         20,200,000        20,172
 Federal Home Loan Mortgage
  Corp., 0.47%, 01/14/00         17,000,000        16,971
                                              -----------
     TOTAL                                         37,143
                                              -----------

 FINANCE LESSOR (0.8%)
 Receivable Capital Trust, 6%,
  01/28/00                       29,000,000        28,870
                                              -----------

 FINANCE SERVICES (1.6%)
 Asset Securitization, 5.80%,
  01/21/00                       25,000,000        24,919
 CXC Incorporated, 5.78%,
  01/24/00                       30,100,000        29,989
                                              -----------
     TOTAL                                         54,908

 PERSONAL CREDIT INSTITUTIONS (3.4%)
 Associates Corp. of America,
  5.67%, 01/12/00                50,000,000        49,913
 General Electric Capital
  Corporation, 5.32%, 01/26/00   25,000,000        24,908
 General Electric Capital
  Corporation, 0.62%, 02/02/00   20,000,000        19,890
 Variable Funding Capital
  Corp., 5.84%, 01/12/00         25,000,000        24,955
                                              -----------
     TOTAL                                        119,666

 SHORT TERM BUSINESS CREDIT (1.4%)
 IBM Credit Corporation, 5.70%,
  01/26/00                       50,000,000        49,802
                                              -----------

                                                MARKET
                                  SHARES/        VALUE
 SHORT TERM INVESTMENTS (11.3%)     PAR         (000'S)
 --------------------------------------------------------
 UTILITY-ELECTRIC (0.6%)
 National Rural Utility, 5.80%,
  01/24/00                       22,100,000   $    22,018
                                              -----------

     TOTAL MONEY MARKET INVESTMENTS               362,265
                                              -----------
 ASSET-BACKED SECURITIES (1.1%)
 FINANCE LESSORS (1.1%)
 Preferred Receivable Funding,
  6.12%, 01/20/00                23,675,000        23,598
 Preferred Receivable Funding,
  5.85%, 01/28/00                15,000,000        14,934
                                              -----------

     TOTAL ASSET-BACKED SECURITIES                 38,532
                                              -----------

     TOTAL SHORT TERM INVESTMENTS
      (COST $400,797)                             400,797
                                              -----------

     TOTAL INVESTMENTS (99.5%)
      (COST $2,474,382)[CARET]                  3,538,478
                                              -----------

     OTHER ASSETS, LESS LIABILITIES (0.5%)         19,422
                                              -----------

     TOTAL NET ASSETS (100.0%)                $ 3,557,900
                                              -----------

IO - Interest Only Security

++ - Defaulted Securities

144A after the name of a security represents a security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

* Non-Income Producing.

# Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1999 is summarized below:

                                                 UNREALIZED
                       NUMBER OF   EXPIRATION   APPRECIATION
ISSUER                 CONTRACTS      DATE        (000'S)
------------------------------------------------------------
S&P 500 Stock Index       290        03/00         $4,411
(Total Notional Value
  at 12/31/99,
  $103,193,600)

[CARET] At December 31, 1999, the aggregate cost of securities for federal income tax purposes was $2,476,485 and the net unrealized appreciation based on that cost was $1,061,993 which is comprised of $1,155,249 in aggregate gross unrealized appreciation and $93,256 in aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

Balanced Portfolio                   B- 90

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
December 31, 1999

                                                 MARKET
                                     SHARES/      VALUE
 BONDS (78.0%)                         PAR       (000'S)
 --------------------------------------------------------
 BASIC MATERIALS (2.6%)
 Glencore Nickel, LTD, 9%, 12/1/14    500,000   $     419
 Great Central Mines, Ltd.,
  8.875%, 04/01/08                  2,400,000       2,214
 Murrin Murrin Holdings, 9.375%,
  8/31/07                           1,850,000       1,628
                                                ---------
     TOTAL BASIC MATERIALS                          4,261
                                                ---------

 BROADCASTING/MEDIA (3.1%)
 BROADCASTING (1.2%)
 +Big City Radio, Inc., 11.25%,
  3/15/05                           3,100,000       1,999
                                                ---------
 PRINTING AND PUBLISHING (1.9%)
 Marvel Enterprises, Inc., 12.0%,
  06/15/09                          2,200,000       2,024
 WRC Media Inc., 12.75%, 11/15/09   1,000,000         993
                                                ---------
                                                    3,017
                                                ---------
     TOTAL BROADCASTING/MEDIA                       5,016
                                                ---------
 CABLE TELEVISION (7.4%)
 Century Communications, 0.0%,
  1/15/08                           2,050,000         898
 +International Cabletel, Inc.,
  11.50%, 02/01/06                  3,000,000       2,715
 +NTL, Inc.,9.75%, 4/01/08          3,500,000       2,415
 NTL Incorporated, 11.50%,
  10/01/08                          1,000,000       1,085
 +Telewest PLC, 9.25%, 04/15/09
  (144A)                            2,400,000       1,512
 +United International Holdings,
  10.75%, 2/15/08                   2,600,000       1,664
 United Pan-Europe Co., 10.875%,
  8/01/09 (144A)                    1,550,000       1,569
                                                ---------
     TOTAL CABLE TELEVISION                        11,858
                                                ---------
 CONSUMER RELATED (1.9%)
 Boyds Collection Ltd., 9.0%,
  5/15/08                             750,000         713
 Global Health Sciences, Inc.,
  11.0%, 05/01/08                     850,000         527
 Iowa Select Farms L.P., 10.75%,
  12/01/05 (144A)                   3,600,000       1,799
                                                ---------
     TOTAL CONSUMER RELATED                         3,039
                                                ---------

 ENERGY RELATED (6.7%)
 OIL AND GAS INDEPENDENT (2.0%)
 Chesapeake Energy, 9.625%,
  05/01/05                          1,000,000         944
 Grey Wolf Inc., 8.875%, 7/01/07      600,000         552
 Pioneer Natural Resources,
  8.875%, 04/15/05                    500,000         500
 Pioneer Natural Resources, 8.25%,
  08/15/07                            500,000         477
 Pioneer Natural Resources, 6.5%,
  01/15/08                            800,000         679
                                                ---------
     TOTAL                                          3,152
                                                ---------

                                                 MARKET
                                     SHARES/      VALUE
 BONDS (78.0%)                         PAR       (000'S)
 --------------------------------------------------------
 OIL FIELD SERVICES (2.4%)
 Eott Energy, 11%, 10/1/09          1,800,000   $   1,863
 Pride International, Inc.,
  10.00%, 06/01/09                  1,500,000       1,530
 R&B Falcon Corp., 12.25%,
  03/15/06                            400,000         436
                                                ---------
     TOTAL                                          3,829
                                                ---------

 REFINING (2.3%)
 PDV America, Inc., 7.875%,
  08/01/03                          2,250,000       2,118
 Port Authority Finance
  Corporation, 12.5%, 1/15/09
  (144A)                            1,650,000       1,667
                                                ---------
     TOTAL                                          3,785
                                                ---------
     TOTAL ENERGY RELATED                          10,766
                                                ---------

 FINANCE (11.3%)
 BANKS (2.2%)
 BF Saul Real Estate, 9.75%,
  4/01/08                           1,750,000       1,598
 Sovereign Bancorp Inc., 10.5%,
  11/15/06                          1,900,000       1,938
                                                ---------
     TOTAL                                          3,536
                                                ---------

 FINANCE COMPANIES (8.4%)
 Americredit Corp., 9.875%,
  04/15/06                          1,000,000       1,008
 Metris Companies, Inc., 10.125%,
  7/15/06                           2,600,000       2,483
 Arcadia Financial, Ltd., 11.5%,
  3/15/07                           5,775,000       6,006
 PDV SA Finance, Ltd. 99-I, 9.75%,
  02/15/10 (144A)                   4,400,000       4,131
                                                ---------
     TOTAL                                         13,628
                                                ---------

 INSURANCE (0.7%)
 Willis Corron Corp., 9.0%,
  2/01/09                           1,350,000       1,124
                                                ---------
     TOTAL FINANCE                                 18,288
                                                ---------

 HEALTHCARE (5.4%)
 Columbia/HCA Healthcare, 7.69%,
  06/15/25                          1,450,000       1,172
 HEALTHSOUTH Corporation, 6.875%,
  6/15/05                             750,000         656
 HEALTHSOUTH Corporation, 3.25%,
  4/01/03                           3,200,000       2,468
 ICN Pharmaceuticals, 8.75%,
  11/15/08 (144A)                     450,000         430
 Total Renal Care Hldgs, 7.0%,
  05/15/09 (144A)                   6,300,000       3,938
                                                ---------
     TOTAL HEALTHCARE                               8,664
                                                ---------

 LEISURE (9.4%)
 GAMING (3.9%)
 Circus Circus Enterprise, 7.625%,
  7/15/13                           1,850,000       1,610
 Hollywood Casino, 13.0%, 8/01/06
  (144A)                            1,750,000       1,873

                                     B- 91             High Yield Bond Portfolio

                                                 MARKET
                                     SHARES/      VALUE
 BONDS (78.0%)                         PAR       (000'S)
 --------------------------------------------------------
 GAMING continued
 Hollywood Casino, 11.25%, 5/01/07  1,700,000   $   1,777
 MGM Grand Inc., 6.875%, 2/06/08    1,250,000       1,107
                                                ---------
     TOTAL                                          6,367
                                                ---------

 HOTELS AND OTHER LODGING PLACES (4.2%)
 HMH Properties, Inc., 8.45%,
  12/01/08                          1,000,000         925
 HMH Properties, Inc., 7.875%,
  08/01/08                            900,000         802
 Hilton Hotels Corporation, 5.0%,
  5/15/06                           2,000,000       1,518
 ITT Corp., 7.375%, 11/15/15        2,650,000       2,027
 Lodgian Financing Corp., 12.25%,
  7/15/09                           1,500,000       1,485
                                                ---------
     TOTAL                                          6,757
                                                ---------

 LEISURE RELATED (1.0%)
 Bally Total Fitness, 9.875%,
  10/15/07                          1,600,000       1,552
 Hedstrom Holdings Inc., 10.0%,
  06/01/07                            750,000          45
                                                ---------
     TOTAL                                          1,597
                                                ---------
 MOVIE THEATERS (0.3%)
 Cinemark USA, 9.625%, 8/1/08         500,000         450
                                                ---------
     TOTAL LEISURE                                 15,171
                                                ---------
 OTHER INDUSTRIES (13.6%)
 AUTO RELATED (2.3%)
 AVIS Rent a Car, Inc., 11.0%,
  05/01/09                          1,000,000       1,050
 Budget Group, Inc., 9.125%,
  04/01/06                          2,900,000       2,697
                                                ---------
     TOTAL                                          3,747
                                                ---------

 BUILDING AND CONSTRUCTION (0.7%)
 United Rentals Inc., 8.8%,
  8/15/08                           1,250,000       1,167
                                                ---------

 ENVIRONMENTAL CONTROL (5.5%)
 Allied Waste of North America,
  10.000%, 08/01/09 (144A)          2,850,000       2,551
 Allied Waste of North America,
  7.875%, 01/01/09                  2,500,000       2,209
 IT Group Inc., 11.25%, 4/01/09     1,450,000       1,407
 USA Waste Services, 7.125%,
  10/01/07                          1,750,000       1,528
 Waste Management, Inc., 4.0%,
  02/01/02                          1,350,000       1,181
                                                ---------
     TOTAL                                          8,876
                                                ---------

 FOOD SERVICES (0.5%)
 Sbarro Inc., 11.0%, 9/15/09
  (144A)                              750,000         780
                                                ---------

 OFFICE EQUIPMENT (1.4%)
 Buhrmann US Inc., 12.25%,
  11/01/09 (144A)                   2,150,000       2,233
                                                ---------

 HOUSEHOLD FURNISHINGS, APPLIANCES (0.6%)
 Home Interiors and Gifts,
  10.125%, 6/01/08                  1,150,000         983
                                                ---------

                                                 MARKET
                                     SHARES/      VALUE
 BONDS (78.0%)                         PAR       (000'S)
 --------------------------------------------------------
 REAL ESTATE (1.8%)
 Crescent Real Estate, 7.5%,
  09/15/07                          2,950,000   $   2,440
 Crescent Real Estate, 7.0%,
  09/15/02                            500,000         454
                                                ---------
     TOTAL                                          2,894
                                                ---------

 REIT (0.8%)
 Macerich Co., 7.25%, 12/15/02
  (144A)                            1,550,000       1,285
                                                ---------
     TOTAL OTHER INDUSTRIES                        21,965
                                                ---------

 SERVICES (1.5%)
 Building One Services Co., 10.5%,
  5/01/09                           1,500,000       1,440
 +Decisionone Holdings, 11.50%,
  8/1/08                            3,875,000          19
 Decisionone Holdings, 7.94%,
  08/07/05                            101,265          37
 Decisionone Holdings, 7.98%,
  08/07/05                            145,822          54
 Decisionone Holdings, 8.29%,
  08/07/05                             26,518          10
 ++Decisionone Holdings, 9.75%,
  8/1/07                            1,375,000           5
 Service Corp. International,
  7.7%, 04/15/09                    1,200,000         912
                                                ---------
     TOTAL SERVICES                                 2,477
                                                ---------

 TECHNOLOGY (0.6%)
 Amkor Technologies, Inc., 9.25%,
  05/01/06 (144A)                   1,000,000         975
                                                ---------

 TELECOMMUNICATIONS (11.9%)
 Arch Escrow Corp, 13.75%,
  04/15/08                          4,100,000       3,326
 Arch Communications, 12.75%,
  07/01/07                          1,800,000       1,424
 +Call-Net Enterprises, Inc.,
  10.80%, 05/15/09                  1,800,000         887
 Call-Net Enterprises, Inc.,
  9.375%, 05/15/09                    900,000         740
 Global Crossing Holding, 9.5%,
  11/15/09 (144A)                   1,000,000         985
 Hyperion Telecommunications,
  12.25%, 9/01/04                     350,000         377
 Intermedia Communication, 9.5%,
  3/01/09                           1,150,000       1,098
 +Intermedia Communication, 9.5%,
  5/01/06                             600,000         525
 +KMC Telecommunication Hldgs,
  12.50%, 2/15/08                     750,000         428
 KMC Telecommunication Hldgs,
  13.5%, 05/15/09 (144A)            2,400,000       2,400
 +Nextel Communications, 9.75%,
  9/15/07                           1,000,000         745
 Nextlink Communications, 10.50%,
  12/01/09 (144A)                   1,000,000       1,015
 PSI Net Inc., 11.0%, 08/01/09        750,000         773
 Splitrock Services, Inc., 11.75%,
  07/15/08                          1,200,000       1,122
 Viatel, Inc., 11.25%, 04/15/08     1,500,000       1,489

High Yield Bond Portfolio            B- 92

                                                 MARKET
                                     SHARES/      VALUE
 BONDS (78.0%)                         PAR       (000'S)
 --------------------------------------------------------
 TELECOMMUNICATIONS continued
 Williams Communications, 10.875%,
  10/01/09                          1,850,000   $   1,933
                                                ---------
     TOTAL TELECOMMUNICATIONS                      19,267
                                                ---------
 TRANSPORTATION (2.6%)
 North American Van Lines,
  13.375%, 12/01/09 (144A)          1,250,000       1,250
 Stena AB, 10.5%, 12/15/05          1,400,000       1,274
 Stena AB, 8.75%, 06/15/07          2,150,000       1,752
                                                ---------
     TOTAL TRANSPORTATION                           4,276
                                                ---------
     TOTAL BONDS (COST $134,752)                  126,023
                                                ---------
 PREFERRED SECURITIES (15.0%)
 --------------------------------------------------------
 BANKS (1.0%)
 California Fed Pfd Capital            74,000       1,670
                                                ---------
 BROADCASTING AND MEDIA (5.4%)
 BROADCASTING (4.5%)
 **Crown Castle Intl. Corp.            10,310       1,067
 **Cumulus Media, Inc.                 25,740       2,883
 Sinclair Capital                      34,000       3,298
                                                ---------
     TOTAL                                          7,248
                                                ---------
 PRINTING AND PUBLISHING (0.9%)
 Primedia, Inc.                         5,000         485
 Primedia, Inc.                        10,000         915
                                                ---------
     TOTAL                                          1,400
                                                ---------
     TOTAL BROADCASTING AND MEDIA                   8,648
                                                ---------
 CABLE TELEVISION (4.5%)
 Adelphia Communications               10,000       1,150
 **CSC Holdings, Inc.                  47,464       5,221
 **21st Century Telecom                10,760         915
                                                ---------
     TOTAL CABLE TELEVISION                         7,286
                                                ---------
 INSURANCE (1.3%)
 Superior Nat'l Capital Trust I,
  10.75%, 12/01/17                  4,700,000       2,115
                                                ---------
 HEALTHCARE (1.0%)
 Fresenius Medical, 7.875%, 2/1/08  1,750,000       1,628
                                                ---------
 LEISURE RELATED (0.4%)
 **Samsonite Corp.                      7,610         609
                                                ---------
 TELECOMMUNICATIONS (1.4%)
 **Adelphia Business Solutions         13,890       1,354
 **Nextlink Communications             16,560         885
                                                ---------
     TOTAL TELECOMMUNICATIONS                       2,239
                                                ---------
     TOTAL PREFERRED SECURITIES
       (COST $26,557)                              24,195
                                                ---------
 COMMON STOCK AND WARRANTS (1.5%)
 --------------------------------------------------------
 CABLE TELEVISION (0.0%)
 *21st Century Telecom                  8,500          17
                                                ---------

 --------------------------------------------------------
                                                 MARKET
                                     SHARES/      VALUE
 COMMON STOCK AND WARRANTS (1.5%)      PAR       (000'S)
 CONSUMER RELATED (0.0%)
 *Ithaca Industries Inc.              136,000   $      28
                                                ---------

 FINANCE COMPANIES (0.0%)
 *Arcadia Financial Ltd.                4,000           4
                                                ---------

 LEISURE (0.1%)
 *Hedstrom Holdings, Inc.             201,674           2
 Meditrust Corp.                       11,117          61
 *Samsonite Corp.                       6,250          19
                                                ---------
     TOTAL LEISURE                                     82
                                                ---------

 TELECOMMUNICATIONS (1.4%)
 *Arch Communications Class A         134,177         885
 *Arch Communications Class B          35,377         233
 *Arch Communications Warrants         32,686          13
 *KMC Telecom Holdings, Inc.            6,250          19
 *Splitrock Services, Inc.              3,000         282
 *Viatel, Inc.                         16,325         875
                                                ---------
     TOTAL TELECOMMUNICATIONS                       2,307
                                                ---------
     TOTAL COMMON STOCK AND
       WARRANTS (COST $4,532)                       2,438
                                                ---------
 MONEY MARKET INVESTMENTS (3.8%)
 --------------------------------------------------------
 FEDERAL GOVERNMENT AND AGENCIES (3.8%)
 Federal Home Loan Mortgage, 4.7%,
  1/14/00                           6,100,000       6,089
                                                ---------

     TOTAL MONEY MARKET INVESTMENTS
      (COST $6,089)                                 6,089
                                                ---------

     TOTAL INVESTMENTS (98.3%)
      (COST $171,930)/\                           158,745
                                                ---------

     OTHER ASSETS, LESS LIABILITIES (1.7%)          2,679
                                                ---------

     TOTAL NET ASSETS (100.0%)                  $ 161,424
                                                ---------

 * Non-Income Producing

 + Step Bond security that presently receives no coupon payments. At a predetermined date the stated coupon rate becomes effective.

++ Defaulted Security

** PIK- Payment in Kind

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

/\ At December 31, 1999, the aggregate cost of securities for federal income tax purposes was $172,290 and the net unrealized depreciation of investments based on that cost was $13,545 which is comprised of $5,113 aggregate gross unrealized appreciation and $18,658 aggregate gross unrealized depreciation.

     The Accompanying Notes are an Integral Part of the Financial Statements

                                     B- 93             High Yield Bond Portfolio

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
December 31, 1999

                                                 MARKET
                                                  VALUE
 BONDS (96.2%)                       PAR         (000'S)
 --------------------------------------------------------
 CORPORATE BONDS (25.9%)
 AUTO-RELATED (1.5%)
 Daimler-Chrysler North
  America, 6.9%, 09/01/04           4,500,000   $   4,457
                                                ---------

 BANK HOLDING COMPANIES (2.0%)
 BT Institutional Capital
  Trust, 7.75%, 12/1/26 (144A)      3,000,000       2,665
 Nations Bank Lease Pass Thru
  Trust 97-A, 7.442%,
  11/18/2005                        3,000,000       2,922
                                                ---------
     TOTAL                                          5,587
                                                ---------
 CHEMICALS AND ALLIED PRODUCTS (4.1%)
 Chevron Corporation, 6.625%,
  10/01/04                          4,500,000       4,436
 Dow Capital B.V., 8.5%, 6/8/10     1,800,000       1,905
 Johnson & Johnson, 6.625%,
  09/01/09                          2,750,000       2,645
 Proctor & Gamble Co., 6.875%,
  09/15/09                          2,900,000       2,836
                                                ---------
     TOTAL                                         11,822
                                                ---------
 ELECTRIC SERVICES (4.9%)
 Comed Transitional, 5.74%,
  12/16/2008                        3,500,000       3,156
 Comed Financing II, 8.5%,
  1/15/27                           1,750,000       1,706
 Ohio Edison Company, 7.375%,
  9/15/02                           1,000,000       1,003
 PECO Energy Company, 6.13%,
  3/1/09                            5,500,000       5,061
 Public Service Electric & Gas
  Co., 6.875%, 1/1/03               2,250,000       2,232
 Texas Utilities Electric Co.,
  7.875%, 3/1/23                    1,000,000         943
                                                ---------
     TOTAL                                         14,101
                                                ---------

 FINANCE (3.2%)
 Associates Corp. of North
  America, 7.95%, 2/15/10           1,500,000       1,532
 Ford Motor Credit Co., 5.75%,
  02/23/04                          4,000,000       3,789
 Ford Motor Credit Co., 6.7%,
  07/16/04                          2,000,000       1,956
 Ford Motor Credit Co., 7.375%,
  10/28/09                          2,000,000       1,974
                                                ---------
     TOTAL                                          9,251
                                                ---------

 GENERAL MERCHANDISE STORES (3.4%)
 May Dept Stores Company,
  7.45%, 10/15/16                   1,000,000         981
 Wal-Mart Stores, 6.55%,
  08/10/04                          7,000,000       6,884
 Wal-Mart Stores, 6.875%,
  08/10/09                          1,800,000       1,752
                                                ---------
     TOTAL                                          9,617
                                                ---------

                                                 MARKET
                                                  VALUE
 BONDS (96.2%)                       PAR         (000'S)
 --------------------------------------------------------
 MOTION PICTURE (0.3%)
 News America Holdings Inc.,
  8.25%, 8/10/18                    1,000,000   $   1,002
                                                ---------

 PUBLISHING (2.0%)
 Times Mirror Co, 7.45%,
  10/15/09                          5,850,000       5,752
                                                ---------

 TELECOMMUNICATIONS (4.0%)
 AT & T Corp., 5.625%, 3/15/04      4,000,000       3,792
 AT & T Corp., 6.5%, 09/15/02       4,000,000       3,954
 New England Telephone and
  Telegraph, 5.875%, 04/15/09       4,000,000       3,572
                                                ---------
     TOTAL                                         11,318
                                                ---------

 TEXTILES (0.3%)
 ++Polysindo International
  Finance, 11.375%, 6/15/06         4,200,000         756
                                                ---------

 TOBACCO (0.2%)
 Philip Morris Companies,
  9.25%, 2/15/00                      500,000         501
                                                ---------
     TOTAL CORPORATE BONDS                         74,164
                                                ---------

 GOVERNMENT BONDS AND AGENCY BONDS (39.3%)
 FEDERAL GOVERNMENT AND AGENCIES (39.3%)
 Federal Home Loan Bank, 5.54%,
  1/8/09                            3,700,000       3,275
 Federal Home Loan Mortgage
  Corporation, 7.5%, 9/29/01        7,255,114       7,193
 Federal National Mortgage
  Assoc., 5.97%, 10/1/08            3,992,760       3,610
 Federal National Mortgage
  Assoc., 6.22%, 2/01/06            1,893,865       1,802
 Federal National Mortgage
  Assoc., 6.24%, 1/1/06             5,338,515       5,090
 Federal National Mortgage
  Assoc., 6.265%, 10/1/08           2,961,512       2,770
 Federal National Mortgage
  Assoc., 6.32%, 2/1/06             3,839,343       3,672
 Federal National Mortgage
  Assoc., 6.360%, 4/1/08            3,733,406       3,524
 Federal National Mortgage
  Assoc., 6.390%, 4/1/08            1,436,724       1,360
 Federal National Mortgage
  Assoc., 6.500%, 09/25/05          2,139,521       2,088
 Federal National Mortgage
  Assoc., 6.750%, 04/25/18          2,308,790       2,234
 Federal National Mortgage
  Assoc., 6.750%, 12/25/23          3,500,000       3,341
 Federal National Mortgage
  Assoc., 6.960%, 10/01/07          3,235,660       3,162
 Federal National Mortgage
  Assoc., 7.0%, 6/1/03                245,399         245

Select Bond Portfolio                B- 94

                                                 MARKET
                                                  VALUE
 BONDS (96.2%)                       PAR         (000'S)
 --------------------------------------------------------
 FEDERAL GOVERNMENT AND AGENCIES continued
 Federal National Mortgage
  Assoc., 7.360%, 4/1/11            3,290,209   $   3,282
 Federal National Mortgage
  Assoc., 8.400%, 02/25/09          2,500,000       2,582
 Federal National Mortgage
  Assoc., 10%, 10/1/17                 50,235          53
 Federal National Mortgage
  Assoc., 11.000%, 12/01/12            58,278          63
 Federal National Mortgage
  Assoc., 11.000%, 09/01/17           906,960         992
 Federal National Mortgage
  Assoc., 11.000%, 12/01/17           295,391         320
 Federal National Mortgage
  Assoc., 11.000%, 02/01/18           321,481         348
 Federal National Mortgage
  Assoc., 11.500%, 04/01/18           376,535         414
 Federal National Mortgage
  Assoc., 12.000%, 09/01/12           888,346         984
 Federal National Mortgage
  Assoc., 12.000%, 12/01/12           170,623         189
 Federal National Mortgage
  Assoc., 12.000%, 09/01/17           278,552         310
 Federal National Mortgage
  Assoc., 12.000%, 10/01/17           289,503         322
 Federal National Mortgage
  Assoc., 12.000%, 12/01/17           270,152         301
 Federal National Mortgage
  Assoc., 12.000%, 02/01/18           290,481         323
 Federal National Mortgage
  Assoc., 12.25%, 1/1/18              212,903         237
 Federal National Mortgage
  Assoc., 12.500%, 04/01/18           167,464         188
 Federal National Mortgage
  Assoc., 13.000%, 11/01/12           118,633         133
 Federal National Mortgage
  Assoc., 13.000%, 11/01/17           273,853         311
 Federal National Mortgage
  Assoc., 13.000%, 12/01/17           184,544         209
 Federal National Mortgage
  Assoc., 13.000%, 02/01/18           404,240         460
 Federal National Mortgage
  Assoc., 14.000%, 12/01/17           106,657         125
 Government National Mortgage
  Assoc., 7.0%, 05/15/23              292,444         285
 Government National Mortgage
  Assoc., 7.5%, 04/15/22              228,057         227
 Government National Mortgage
  Assoc., 7.5%, 10/15/23              618,833         616
 Government National Mortgage
  Assoc., 7.5%, 10/15/25               38,128          38
 Government National Mortgage
  Assoc., 7.5%, 11/15/25               12,397          12
 Government National Mortgage
  Assoc., 7.5%, 05/15/26               12,081          12

                                                 MARKET
                                                  VALUE
 BONDS (96.2%)                       PAR         (000'S)
 --------------------------------------------------------
 FEDERAL GOVERNMENT AND AGENCIES continued
 Government National Mortgage
  Assoc., 7.5%, 01/15/27              350,302   $     347
 Government National Mortgage
  Assoc., 7.5%, 02/15/27              448,775         444
 Government National Mortgage
  Assoc., 7.5%, 03/15/27               47,109          47
 Government National Mortgage
  Assoc., 7.5%, 04/15/27               93,557          93
 Government National Mortgage
  Assoc., 7.5%, 08/15/27               11,987          12
 Government National Mortgage
  Assoc., 7.5%, 06/15/28              418,831         415
 Government National Mortgage
  Assoc., 8.0%, 01/15/26              360,504         365
 Government National Mortgage
  Assoc., 8.0%, 02/15/26              447,270         453
 Government National Mortgage
  Assoc., 8.0%, 08/15/26              530,571         537
 Government National Mortgage
  Assoc., 8.0%, 09/15/26              259,685         263
 Government National Mortgage
  Assoc., 8.0%, 12/15/26              139,918         142
 Government National Mortgage
  Assoc., 8.0%, 01/15/27              359,670         364
 Government National Mortgage
  Assoc., 8.0%, 03/15/27              411,734         416
 Government National Mortgage
  Assoc., 8.0%, 04/15/27              820,402         830
 Government National Mortgage
  Assoc., 8.0%, 06/15/27              373,942         378
 Government National Mortgage
  Assoc., 8.0%, 07/15/27              410,166         415
 Government National Mortgage
  Assoc., 8.0%, 08/15/27              327,861         332
 Government National Mortgage
  Assoc., 8.0%, 09/15/27              316,162         320
 Government National Mortgage
  Assoc., 8.5%, 09/15/21               61,689          64
 Government National Mortgage
  Assoc., 8.5%, 03/15/23                2,379           2
 Government National Mortgage
  Assoc., 8.5%, 06/15/23                6,459           7
 Government National Mortgage
  Assoc., 8.5%, 06/15/24              104,425         108
 Government National Mortgage
  Assoc., 8.5%, 07/15/24               50,798          52
 Government National Mortgage
  Assoc., 8.5%, 09/15/24                1,458           2
 Government National Mortgage
  Assoc., 8.5%, 11/15/24              429,922         443
 Government National Mortgage
  Assoc., 8.5%, 02/15/25               46,545          47
 Government National Mortgage
  Assoc., 11.0%, 01/15/18           4,101,497       4,516
 U.S. Treasury, 4.0%, 10/31/00      1,350,000       1,328

                                     B- 95                 Select Bond Portfolio

                                                 MARKET
                                                  VALUE
 BONDS (96.2%)                       PAR         (000'S)
 --------------------------------------------------------
 FEDERAL GOVERNMENT AND AGENCIES continued
 U.S. Treasury, 4.875%,
  03/31/01                          2,380,000   $   2,343
 U.S. Treasury, 5.0%, 02/28/01      4,000,000       3,950
 U.S. Treasury, 5.25%, 02/15/29     1,000,000         827
 U.S. Treasury, 5.5%, 8/15/28         888,000         758
 U.S. Treasury, 5.875%,
  11/15/04                          3,000,000       2,942
 U.S. Treasury, 6.0%, 08/15/09     23,750,000      23,008
 U.S. Treasury, 6.125%,
  11/15/27                          1,030,000         958
 U.S. Treasury, 6.375%,
  08/15/27                          3,000,000       2,880
 U.S. Treasury, 7.25%, 05/15/16       775,000         810
 U.S. Treasury Inflation Index
  Bond, 3.875%, 04/15/29            5,069,150       4,779
                                                ---------
     TOTAL GOVERNMENT BONDS                       112,699
                                                ---------
 MORTGAGE BACKED AND ASSET BACKED SECURITIES (31.0%)
 AUTO-RELATED (1.4%)
 Eaglemark Trust - Class A,
  6.75%, 11/15/02                     278,647         279
 Fleetwood Credit Corporation
  Grantor Trust - Class A,
  6.4%, 5/15/13                       693,819         689
 Team Fleet Financing
  Corporation - Class A, 6.65%,
  12/15/02 (144A)                   3,200,000       3,150
                                                ---------
     TOTAL                                          4,118
                                                ---------

 COMMERCIAL MORTGAGES (20.0%)
 Asset Securitization
  Corporation, Class CS1,
  1.257%, 11/13/26 IO              15,839,171         447
 Asset Securitization
  Corporation, Class CS2,
  1.097%, 11/13/26 IO              52,000,000       2,385
 Asset Securitization
  Corporation, Class PS1,
  1.367%, 2/14/41 IO               11,928,429       1,045
 Chase Commercial Mortgage
  Securities Corp., Class B,
  6.6%, 12/12/29                    2,000,000       1,891
 Chase Commercial Mortgage
  Securities Corp., Class A2,
  6.6%, 12/12/29                    5,000,000       4,751
 Chase Commercial Mortgage
  Securities Corp., Class B,
  7.37%, 6/19/29                    1,000,000         983
 Commercial Mortgage Acceptance
  Corporation, Class B, 6.566%,
  12/15/07                          2,000,000       1,894
 Credit Suisse First Boston
  Mortgage Securities Corp.,
  Class C1, 7.26%, 6/20/29
  (144A)                            1,434,668       1,379
 Credit Suisse First Boston
  Mortgage Securities Corp.,
  Class C1, 7.28%, 6/20/29
  (144A)                            1,500,000       1,449
 Criimi Mae Commercial Mortgage
  Trust, 7.0%, 12/01/06             3,000,000       2,664
 Criimi Mae Commercial Mortgage
  Trust, 7.0%, 11/02/11             4,000,000       2,924

                                                 MARKET
                                                  VALUE
 BONDS (96.2%)                       PAR         (000'S)
 --------------------------------------------------------
 COMMERCIAL MORTGAGES continued
 DLJ Mortgage Acceptance
  Corporation, Class S, .3571%,
  10/15/17 (144A) IO              103,587,822   $   2,132
 DLJ Mortgage Acceptance
  Corporation, Class S, .718%,
  2/18/31 IO                      119,159,123       4,167
 DLJ Mortgage Acceptance
  Corporation, 8.100%,
  6/18/2004                         1,454,592       1,495
 DLJ Mortgage Acceptance
  Corporation, 8.100%,
  6/18/2004                         1,000,000       1,024
 Kmart CMBS Financing, Inc.,
  Class D, 6.7875%, 03/01/07
  (144A)                            2,000,000       1,989
 Kmart CMBS Financing, Inc.,
  Class C, 6.3875%, 03/01/07
  (144A)                            2,500,000       2,487
 Kmart CMBS Financing, Inc.,
  Class D, 5.81%, 03/01/07
  (144A)                            2,000,000       1,997
 LB Mortgage Trust, 8.396%,
  6/2/10                            5,348,842       5,371
 Malan Mortgage Securities
  Trust, Class A3, 7.8%,
  8/15/05 (144A)                    3,000,000       3,011
 Midland Realty Acceptance
  Corp., Class AEC, 1.389%,
  1/25/29 (144A) IO                13,526,570         763
 Mortgage Capital Funding,
  Inc., 7.288%, 03/20/07            5,323,000       5,251
 Nomura Asset Securities
  Corp. - Class A2, 7.014%,
  3/17/28                           2,800,000       2,495
 Red Mountain Funding LLC,
  Class F, 7.471%, 1/15/19
  (144A)                            1,800,000       1,202
 The Equitable Life Insurance
  Society of the U S, Class C1,
  7.52%, 5/15/06                    2,000,000       1,973
                                                ---------
     TOTAL                                         57,169
                                                ---------

 CREDIT CARD ASSET BACKED (0.5%)
 Iroquois Trust, Class A,
  6.752%, 6/25/07 (144A)            1,381,201       1,371
                                                ---------

 FRANCHISE LOAN RECEIVABLES (2.3%)
 EMAC Owner Trust, 1.378%,
  1/15/25 (144A) IO                30,155,554       1,967
 EMAC Owner Trust - Class A2,
  6.38%, 1/15/25 (144A)             3,100,000       2,913
 Global Franchise Trust,
  6.349%, 8/16/01                   1,635,625       1,603
                                                ---------
     TOTAL                                          6,483
                                                ---------

 HOME EQUITY LOAN (0.8%)
 Amresco Residential
  Securities - Class A2,
  6.245%, 04/25/22                  2,200,000       2,182
                                                ---------

Select Bond Portfolio                B- 96

                                                 MARKET
                                                  VALUE
 BONDS (96.2%)                       PAR         (000'S)
 --------------------------------------------------------
 MANUFACTURED HOUSING (1.2%)
 Mid-State Trust VI, Class A3,
  7.54%, 7/1/35                       998,067   $     968
 Vanderbilt Mortgage and
  Finance, Inc., Class 1A4,
  7.19%, 2/7/14                     2,500,000       2,485
                                                ---------
     TOTAL                                          3,453
                                                ---------
 OTHER ASSET BACKED (3.5%)
 FMAC Loan Receivables Trust -
  Class A, 6.2%, 9/15/20 (144A)     1,305,953       1,271
 Harley-Davidson Eaglemark,
  5.87%, 1/20/2001                  1,500,000       1,476
 Health Care Receivable Corp.,
  6.25%, 2/01/03                    1,125,000       1,091
 Heilig-Meyers Master Trust -
  Class A, 6.125%, 1/20/07
  (144A)                            3,000,000       2,882
 Nations Credit Grantor Trust -
  Class A1, 6.35%, 12/15/04         1,474,742       1,461
 Newcourt Equipment - Class B,
  6.764%, 9/20/04 (144A)              593,936         585
 Rural Housing Trust, 6.33%,
  4/17/2001                         1,228,132       1,212
                                                ---------
     TOTAL                                          9,978
                                                ---------

 RESIDENTIAL MORTGAGES (1.3%)
 BCF L L C Mortgage Pass Thru
  Certificate, Class B3, 7.75%,
  3/25/37 (144A)                    3,836,025       1,803
 Blackrock Capital Finance,
  Class B3, 7.25%, 11/25/28
  (144A)                            4,334,793       2,037
                                                ---------
     TOTAL                                          3,840
                                                ---------
     TOTAL MORTGAGE BACKED AND
       ASSET BACKED SECURITIES                     88,594
                                                ---------
     TOTAL BONDS (COST
       $293,821)                                  275,457
                                                ---------
 MONEY MARKET INVESTMENTS (2.6%)
 --------------------------------------------------------
 FEDERAL AND GOVERNMENT AGENCIES (2.6%)
 Federal Home Loan Mortgage
  Company, 0.047%, 01/14/00         5,800,000       5,790
 #Federal Home Loan Mortgage
  Company, 5.540%, 01/20/00         1,700,000       1,695
                                                ---------

                                                 MARKET
                                                  VALUE
 MONEY MARKET INVESTMENTS                        (000'S)
 --------------------------------------------------------
 TOTAL MONEY MARKET INVESTMENTS (COST $7,485)   $   7,485
                                                ---------

     TOTAL INVESTMENTS (98.8%)
      (COST $301,306)/\                           282,942
                                                ---------

     OTHER ASSETS, LESS LIABILITIES (1.2%)          3,551
                                                ---------

     TOTAL NET ASSETS (100.0%)                  $ 286,493
                                                ---------

IO Interest Only Security

++Defaulted Security

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

#Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1999 is summarized below:

                                                  UNREALIZED
                                                 APPRECIATION/
                       NUMBER OF   EXPIRATION   (DEPRECIATION)
ISSUERS                CONTRACTS      DATE          (000'S)
---------------------------------------------------------------
Euro Bond Future           31        03/00          $   13
US Treasury Bond
 Futures                  100        03/00             (38)
(Total Notional Value
 at 12/31/99,
 $16,416,250)

/\At December 31, 1999, the aggregate cost of securities for federal income tax purposes was $301,944 and the net unrealized depreciation of investments based on that cost was $19,002 which is comprised of $615 aggregate gross unrealized appreciation and $19,617 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                     B- 97                 Select Bond Portfolio

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
December 31, 1999

                                                 MARKET
                                                  VALUE
 MONEY MARKET INVESTMENTS (82.3%)     PAR        (000'S)
 --------------------------------------------------------
 AGRICULTURAL SERVICES (2.2%)
 Cargill, Inc., 6.00%, 1/28/00      9,040,000   $   8,999
                                                ---------

 AIRCRAFT, GUIDED MISSILES & PARTS (3.9%)
 Alliedsignal, Inc., 5.27%,
  2/23/00                          16,000,000      15,876
                                                ---------

 AUTOMOBILE REPAIR, SERVICES & PARKING (12.4%)
 Daimler-Chrysler NA. Holding,
  5.50%, 1/28/00                   17,780,000      17,707
 Ford Holdings, Inc., 9.25%,
  3/01/00                           8,425,000       8,480
 Ford Motor Credit Co., 5.68%,
  1/12/00                           8,000,000       7,986
 GMAC, 6.625%, 6/08/00              6,000,000       6,024
 GMAC, 6.75%, 06/02/00             10,000,000      10,044
                                                ---------
     TOTAL                                         50,241
                                                ---------
 FEDERALLY SPONSORED CREDIT (5.0%)
 Federal Home Loan Mtg, 5.14%,
  1/14/00                           9,140,000       9,123
 Federal Home Loan Mtg, 4.74%,
  1/14/00                          10,970,000      10,951
                                                ---------
     TOTAL                                         20,074
                                                ---------

 FINANCE (17.2%)
 Asset Securitization, 6.25%,
  1/21/00                          15,000,000      14,948
 Ciesco LP, 6.03%, 1/31/00          3,000,000       2,985
 Ciesco LP, 5.95%, 2/07/00         10,000,000       9,939
 CIT Group 6.07%, 2/15/00           7,000,000       6,947
 CIT Group, 6.00%, 1/21/00          4,630,000       4,615
 CXC Incorporated, 6.07%,
  1/28/00                           2,500,000       2,489
 CXC Incorporated, 6.03%,
  1/28/00                          10,000,000       9,955
 Delaware Funding, 5.87%,
  1/28/00                           7,500,000       7,467
 Delaware Funding, 5.87%,
  1/27/00                          10,000,000       9,958
                                                ---------
     TOTAL                                         69,303
                                                ---------
 PERSONAL CREDIT INSTITUTIONS (17.0%)
 American General Finance,
  6.12%, 2/22/00                    7,300,000       7,235
 General Electric Capital Corp.,
  5.32%, 1/26/00                   11,600,000      11,557
 General Electric Capital Corp.,
  5.36%, 01/26/00                   4,400,000       4,384
 Household Finance Corp. 6.05%,
  1/21/00                          10,000,000       9,966
 New Center Asset Trust, 5.94%,
  2/15/00                          17,000,000      16,874

                                                 MARKET
                                                  VALUE
 MONEY MARKET INVESTMENTS (82.3%)     PAR        (000'S)
 --------------------------------------------------------
 PERSONAL CREDIT INSTITUTIONS continued
 Variable Funding Capital Corp.,
  5.7%, 2/17/00                     4,000,000   $   3,970
 Variable Funding Capital Corp.,
  6.7%, 1/12/00                     5,000,000       4,990
 Variable Funding Capital Corp.,
  5.84%, 1/12/00                   10,000,000       9,982
                                                ---------
     TOTAL                                         68,958
                                                ---------

 PHARMACEUTICAL PREPARATIONS (3.8%)
 American Home Products, 7.7%,
  2/15/00                           5,450,000       5,467
 American Home Products, 5.72%,
  1/26/00                          10,000,000       9,960
                                                ---------
     TOTAL                                         15,427
                                                ---------

 RETAIL (2.3%)
 Sears Roebuck Acceptance, 6.0%,
  2/15/00                           9,500,000       9,429
                                                ---------

 SHORT TERM BUSINESS CREDIT (10.3%)
 IBM Credit Corporation, 5.75%,
  01/28/00                          9,625,000       9,584
 Quincy Capital Corporation,
  5.95%, 1/28/00                    4,000,000       3,982
 Quincy Capital Corporation,
  6.07%, 1/27/00                   10,000,000       9,956
 Receivables Capital Corp,
  6.00%, 1/28/00                   15,000,000      14,933
 Receivables Capital Corp,
  6.07%, 1/26/00                    3,190,000       3,176
                                                ---------
     TOTAL                                         41,631
                                                ---------

 TOBACCO PRODUCTS (3.9%)
 Philip Morris, 6.15%, 03/15/00    15,500,000      15,523
                                                ---------

 UTILITY-ELECTRIC (4.3%)
 National Rural Utility, 5.8%,
  1/25/00                          14,985,000      14,927
 National Rural Utility, 5.8%,
  1/24/00                           2,500,000       2,490
                                                ---------
     TOTAL                                         17,417
                                                ---------

     TOTAL MONEY MARKET INVESTMENTS
      (COST $332,878)                             332,878
                                                ---------

Money Market Portfolio               B- 98

                                                 MARKET
                                                  VALUE
 ASSET-BACKED SECURITIES (17.7%)      PAR        (000'S)
 --------------------------------------------------------
 FINANCE LESSORS (17.7%)
 Fidelity Equipment Lease,
  6.132%, 12/15/00                 13,798,073   $  13,798
 Orix Credit Alliance, 6.123%,
  12/15/00                         13,389,780      13,390
 Preferred Receivable Funding,
  6.12%, 1/20/00                   10,400,000      10,366
 Preferred Receivable Funding,
  6.08%, 1/20/00                    7,105,000       7,082
 Short Term Repackage Asset
  Trust, 6.521%, 4/13/00           15,000,000      15,000
 Triple A One Funding, 6.15%,
  1/20/00                           6,000,000       5,981
 Triple A One Funding, 6.20%,
  1/14/00                           5,727,000       5,714
                                                ---------
     TOTAL                                         71,331
                                                ---------

     TOTAL ASSET-BACKED SECURITIES
      [CARET](COST $71,331)                        71,331
                                                ---------

     TOTAL INVESTMENTS (100.0%),
      (COST $404,209)[CARET]                      404,209
                                                ---------

     OTHER ASSETS, LESS LIABILITIES (0.0%)             75
                                                ---------

     TOTAL NET ASSETS (100.0%)                  $ 404,284
                                                ---------

[CARET] Also represents cost for federal income tax purposes.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                     B- 99                Money Market Portfolio